UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6453

Fidelity Court Street Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2006

Item 1. Reports to Stockholders

Fidelity®

Connecticut Municipal Income Fund

and

Fidelity

Connecticut Municipal Money Market Fund

Semiannual Report
May 31, 2006

Contents

Chairman’s Message	3	Ned Johnson’s message to
		shareholders
Shareholder Expense	4	An example of shareholder expenses.
Example
Fidelity Connecticut Municipal Income Fund
Investment Changes	6	A summary of major shifts in the fund’s
		investments over the past six months.
Investments	7	A complete list of the fund’s
		investments with their market values.
Financial Statements	13	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Fidelity Connecticut Municipal Money Market Fund
Investment Changes	17	A summary of major shifts in the fund’s
		investments over the past six months.
Investments	18	A complete list of the fund’s
		investments.
Financial Statements	26	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	30	Notes to the Financial Statements
Board Approval of	36
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission’s (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners. All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus. A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report 2

Chairman’s Message

(photograph of Edward C. Johnson 3d)
Dear Shareholder:

Although many securities markets made gains in early 2006, there is only one certainty when it comes to investing: There is no sure thing. There are, how ever, a number of time tested, funda mental investment principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets’ inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets’ best days can significantly diminish investor returns. Patience also affords the benefits of compounding of earn ing interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn’t elimi nate risk, it can considerably lessen the effect of short term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversifica tion should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio’s long term success. The right mix of stocks, bonds and cash aligned to your particular risk tolerance and investment objective is very important. Age appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities which histori cally have been the best performing asset class over time is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more stable fixed invest ments (bonds or savings plans).

A third investment principle invest ing regularly can help lower the average cost of your purchases. Invest ing a certain amount of money each month or quarter helps ensure you won’t pay for all your shares at market highs. This strategy known as dollar cost averaging also reduces unconstruc tive “emotion” from investing, helping shareholders avoid selling weak per formers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/ Edward C. Johnson 3d
Edward C. Johnson 3d

3 Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2005 to May 31, 2006).

Actual Expenses

The first line of the table below for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below for each fund provides information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	December 1, 2005
	December 1, 2005	May 31, 2006	to May 31, 2006
Fidelity Connecticut Municipal
Income Fund
Actual	$1,000.00	$1,010.40	$2.46
HypotheticalA	$1,000.00	$1,022.49	$2.47
Fidelity Connecticut Municipal
Money Market Fund
Actual	$1,000.00	$1,013.70	$2.41
HypotheticalA	$1,000.00	$1,022.54	$2.42
A 5% return per year before expenses
* Expenses are equal to each Fund’s annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by
182/365 (to reflect the one half year period).

Annualized
Expense Ratio
Fidelity Connecticut Municipal Income Fund	49%
Fidelity Connecticut Municipal Money Market Fund	48%

5 Semiannual Report

Fidelity Connecticut Municipal Income Fund
Investment Changes

Top Five Sectors as of May 31, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
General Obligations	26.5	23.1
Escrowed/Pre Refunded	21.7	28.2
Special Tax	14.3	14.1
Education	7.4	7.2
Health Care	7.4	8.8
Average Years to Maturity as of May 31, 2006
		6 months ago
Years	11.8	12.4
Average years to maturity is based on the average time remaining to the stated maturity date of each bond, weighted by the market value of each bond.
Duration as of May 31, 2006
		6 months ago
Years	5.9	6.1
Duration shows how much a bond fund’s price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five year duration is likely to lose about 5% of its value.
Other factors also can influence a bond fund’s performance and share price. Accordingly, a bond fund’s actual performance may differ from this example.

Semiannual Report 6

Fidelity Connecticut Municipal Income Fund
Investments May 31, 2006 (Unaudited)
Showing Percentage of Net Assets

Municipal Bonds 96.5%
	Principal	Value
	Amount	(Note 1)
Connecticut – 84.4%
Branford Gen. Oblig.:
5.25% 5/15/13 (MBIA Insured)	$500,000	$537,400
7% 6/15/08 (FGIC Insured)	500,000	532,750
7% 6/15/09 (FGIC Insured)	500,000	547,595
Bridgeport Gen. Oblig.:
Series 2001 C:
5.375% 8/15/12 (Pre-Refunded to 8/15/11 @
100) (d)	3,290,000	3,528,788
5.375% 8/15/14 (Pre-Refunded to 8/15/11 @
100) (d)	2,305,000	2,472,297
5.375% 8/15/15 (Pre-Refunded to 8/15/11 @
100) (d)	1,070,000	1,147,661
5.375% 8/15/16 (Pre-Refunded to 8/15/11 @
100) (d)	2,000,000	2,145,160
Series 2002 A, 5.375% 8/15/19 (FGIC Insured)	3,000,000	3,210,570
Series 2006 B:
5% 12/1/14 (FSA Insured)	1,655,000	1,774,359
5% 12/1/17 (FSA Insured)	1,830,000	1,948,364
5% 12/1/18 (FSA Insured)	1,635,000	1,732,217
Series A:
5.25% 8/15/16 (MBIA Insured)	1,320,000	1,422,762
6% 7/15/11 (Pre-Refunded to 7/15/10 @ 101) (d)	1,700,000	1,863,761
6% 7/15/12 (Pre-Refunded to 7/15/10 @ 101) (d)	5,830,000	6,391,604
Cap. City Econ. Dev. Auth. Series 2004 A, 5% 6/15/15
(FSA Insured)	1,705,000	1,811,443
Connecticut Arpt. Rev. (Bradley Int’l. Arpt. Proj.) Series
A:
5.125% 10/1/31 (FGIC Insured) (c)	5,750,000	5,866,955
5.25% 10/1/09 (FGIC Insured) (c)	2,100,000	2,180,787
5.25% 10/1/10 (FGIC Insured) (c)	3,390,000	3,549,635
5.25% 10/1/11 (FGIC Insured) (c)	4,150,000	4,369,784
5.25% 10/1/12 (FGIC Insured) (c)	4,075,000	4,300,429
Connecticut Clean Wtr. Fund Rev. 6% 10/1/12	6,000,000	6,588,420
Connecticut Dev. Auth. Poll. Cont. Rev. (United
Illuminating Co. Proj.) 3%, tender 2/1/09 (b)	3,240,000	3,140,791
Connecticut Dev. Auth. Rev. (Hartford Civic Ctr. Proj.)
Series A, 6% 11/15/09	1,525,000	1,634,876
Connecticut Dev. Auth. Wtr. Facilities Rev. (Bridgeport
Hydraulic Proj.) 6.15% 4/1/35 (MBIA Insured) (c)	3,000,000	3,108,540
Connecticut Gen. Oblig.:
Series 2000 B, 5.5% 6/15/19 (Pre-Refunded to
6/15/10 @ 100) (d)	2,185,000	2,328,380

See accompanying notes which are an integral part of the financial statements.

7 Semiannual Report

Fidelity Connecticut Municipal Income Fund
Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value
	Amount	(Note 1)
Connecticut – continued
Connecticut Gen. Oblig.: – continued
Series 2001 D:
5.125% 11/15/15 (Pre-Refunded to 11/15/11 @
100) (d)	$3,215,000	$3,419,410
5.125% 11/15/18 (Pre-Refunded to 11/15/11 @
100) (d)	5,995,000	6,376,162
Series 2002 D, 5.375% 11/15/21	5,000,000	5,381,150
Series 2002 E, 5.5% 11/15/12 (FSA Insured)	3,000,000	3,280,050
Series 2003 E, 5.25% 8/15/17 (FGIC Insured)	3,295,000	3,533,064
Series 2004 A, 5% 3/1/15 (MBIA Insured)	5,000,000	5,319,400
Series B:
5% 6/1/15 (MBIA Insured)	7,500,000	7,992,675
5.25% 6/1/18 (AMBAC Insured)	3,150,000	3,449,691
5.375% 6/15/13 (Pre-Refunded to 6/15/11 @
100) (d)	6,325,000	6,785,903
5.375% 6/15/14 (Pre-Refunded to 6/15/11 @
100) (d)	3,730,000	4,001,805
5.375% 6/15/18 (Pre-Refunded to 6/15/11 @
100) (d)	8,840,000	9,484,171
5.5% 11/1/17 (Pre-Refunded to 11/1/09 @
101) (d)	1,500,000	1,598,340
5.75% 11/1/10 (Pre-Refunded to 11/1/09 @
101) (d)	1,000,000	1,073,490
Series D:
5.375% 11/15/16 (Pre-Refunded to 11/15/12 @
100) (d)	6,800,000	7,390,716
5.375% 11/15/18 (Pre-Refunded to 11/15/12 @
100) (d)	5,000,000	5,434,350
5.375% 11/15/20	2,435,000	2,624,930
Series E, 6% 3/15/12 (Escrowed to Maturity) (d)	35,000	38,863
Connecticut Gen. Oblig. Rev. (Revolving Fund Ln. Prog.)
Series 2003 A, 5% 10/1/17	2,000,000	2,107,580
Connecticut Health & Edl. Facilities Auth. Rev.:
(Danbury Hosp. Proj.) Series G, 5.625% 7/1/25
(AMBAC Insured)	4,695,000	4,956,324
(Eastern Connecticut Health Network Proj.) 5.125%
7/1/30	1,500,000	1,527,720
(Hebrew Home & Hosp. Proj.) Series B:
5.15% 8/1/28	2,425,000	2,493,240
5.2% 8/1/38	4,190,000	4,283,856
(Loomis Chaffee School Proj.):
Series E, 5% 7/1/25	1,000,000	1,032,170
5.5% 7/1/26 (MBIA Insured)	610,000	616,838
See accompanying notes which are an integral part of the financial statements.

Semiannual Report 8

Municipal Bonds continued
	Principal	Value
	Amount	(Note 1)
Connecticut – continued
Connecticut Health & Edl. Facilities Auth. Rev.
continued
(Lutheran Gen. Health Care Sys. Proj.) 7.375%
7/1/19 (Escrowed to Maturity) (d)	$3,075,000	$3,676,778
(New Britain Gen. Hosp. Proj.) Series B, 6% 7/1/24
(AMBAC Insured)	1,940,000	1,943,376
(Sacred Heart Univ. Proj.) Series C, 6% 7/1/06
(Escrowed to Maturity) (d)	190,000	190,315
(Saint Raphael Hosp. Proj.) Series H:
5.25% 7/1/14 (AMBAC Insured)	4,050,000	4,390,362
6.5% 7/1/11 (AMBAC Insured)	3,280,000	3,688,163
6.5% 7/1/13 (AMBAC Insured)	3,125,000	3,616,594
(Veterans Memorial Med. Ctr. Proj.) Series A, 5.5%
7/1/26 (MBIA Insured)	3,770,000	3,850,565
(Yale Univ. Proj.):
Series W, 5.125% 7/1/27 (a)	13,000,000	13,441,220
Series X1, 5% 7/1/42	13,515,000	13,862,336
5.25% 7/1/30 (AMBAC Insured)	1,950,000	2,160,522
Connecticut Higher Ed. Supplemental Ln. Auth. Rev.
(Family Ed. Ln. Prog.) Series A, 5.5% 11/15/09 (c)	350,000	347,501
Connecticut Resource Recovery Auth. Resource Recovery
Rev.:
(Bridgeport Resco Co. LP Proj.) 5.5% 1/1/08 (MBIA
Insured)	1,000,000	1,027,680
(Fuel Co. Proj.) Series A:
5.125% 11/15/13 (MBIA Insured) (c)	3,000,000	3,089,430
5.5% 11/15/09 (MBIA Insured) (c)	5,500,000	5,716,590
Connecticut Spl. Tax Oblig. Rev. (Trans. Infrastructure
Proj.):
Series A:
5% 7/1/15 (MBIA Insured)	5,010,000	5,383,946
5% 7/1/18 (AMBAC Insured)	2,000,000	2,116,520
5% 7/1/23 (AMBAC Insured)	3,260,000	3,397,474
5.375% 7/1/15 (Pre-Refunded to 7/1/12 @
100) (d)	3,785,000	4,105,438
5.375% 7/1/18 (Pre-Refunded to 7/1/12 @
100) (d)	2,000,000	2,169,320
7.125% 6/1/10	3,550,000	3,875,535
Series B:
5% 1/1/15 (FGIC Insured)	8,910,000	9,480,864
5.25% 7/1/16 (AMBAC Insured)	7,625,000	8,342,360
6.125% 9/1/12	7,130,000	7,838,579
6.5% 10/1/12	7,100,000	8,090,876
See accompanying notes which are an integral part of the financial statements.

9 Semiannual Report

Fidelity Connecticut Municipal Income Fund
Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value
	Amount	(Note 1)
Connecticut – continued
Fairfield Gen. Oblig. 5% 1/1/14	$1,835,000	$1,968,680
Greater New Haven Wtr. Poll. Cont. Auth. Reg’l.
Wastewtr. Sys. Rev. Series A, 5% 8/15/35 (MBIA
Insured)	1,000,000	1,034,210
Hartford Gen. Oblig.:
Series 2005 D:
5% 9/1/19 (MBIA Insured)	1,700,000	1,785,867
5% 9/1/22 (MBIA Insured)	1,700,000	1,777,945
Series A, 5.25% 8/1/15 (FSA Insured)	1,335,000	1,457,526
Naugatuck Ctfs. of Prtn. (Incineration Facilities Proj.)
Series A:
5% 6/15/14 (AMBAC Insured) (c)	1,335,000	1,383,420
5% 6/15/17 (AMBAC Insured) (c)	775,000	801,862
Naugatuck Gen. Oblig.:
5.875% 2/15/21 (AMBAC Insured)	3,330,000	3,641,455
7.4% 9/1/08 (MBIA Insured)	370,000	399,789
New Britain Gen. Oblig.:
Series B, 6% 3/1/12 (MBIA Insured)	2,000,000	2,159,180
6% 2/1/12 (MBIA Insured)	400,000	445,244
New Haven Air Rights Parking Facility Rev. 5.375%
12/1/11 (AMBAC Insured)	1,165,000	1,258,130
New Haven Gen. Oblig.:
Series C:
5.125% 11/1/16 (Escrowed to Maturity) (d)	30,000	32,556
5.125% 11/1/16 (MBIA Insured)	3,470,000	3,711,408
5% 2/1/14 (MBIA Insured)	2,080,000	2,224,394
5% 2/1/15 (MBIA Insured)	1,705,000	1,827,334
5% 2/1/20 (MBIA Insured)	1,925,000	2,019,999
5% 2/1/20 (Pre-Refunded to 2/1/15 @ 100) (d)	505,000	540,471
New Milford Gen. Oblig.:
5% 1/15/15 (AMBAC Insured)	1,025,000	1,098,236
5% 1/15/16 (AMBAC Insured)	1,025,000	1,100,153
5% 1/15/17 (AMBAC Insured)	1,025,000	1,100,942
North Thompsonville Fire District #10 6.75% 6/1/08
(MBIA Insured)	190,000	201,313
South Central Reg’l. Wtr. Auth. Wtr. Sys. Rev. Series
18B1, 5% 8/1/28 (MBIA Insured)	4,655,000	4,831,471
Stamford Gen. Oblig.:
5.25% 7/15/12	2,810,000	2,901,016
5.25% 7/15/14	6,565,000	7,093,548
5.25% 7/15/15	3,000,000	3,231,900
5.25% 2/1/21 (Pre-Refunded to 2/1/14 @ 100) (d) .	1,045,000	1,131,787

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 10

Municipal Bonds continued
	Principal	Value
	Amount	(Note 1)
Connecticut – continued
Stamford Gen. Oblig.: – continued
5.25% 2/1/24 (Pre-Refunded to 2/1/14 @ 100) (d)	$1,070,000	$1,158,864
5.5% 7/15/13	2,675,000	2,914,707
5.5% 7/15/14	1,250,000	1,358,475
Stamford Hsg. Auth. Multi-family Rev. (Fairfield Apts.
Proj.) 4.75%, tender 12/1/08 (b)(c)	6,000,000	6,053,160
Stratford Gen. Oblig. 7% 6/15/08 (FGIC Insured)	500,000	532,750
Trumbull Gen. Oblig. 5% 1/15/17 (AMBAC Insured)	1,100,000	1,158,234
Univ. of Connecticut Series A:
5% 1/15/17 (MBIA Insured)	2,000,000	2,113,900
5.375% 4/1/19 (Pre-Refunded to 4/1/12 @ 100) (d)	2,230,000	2,411,790
Watertown Gen. Oblig. 5% 8/1/18 (MBIA Insured)	1,060,000	1,122,402
West Hartford Gen. Oblig. Series A:
5% 1/15/14	1,135,000	1,218,037
5% 1/15/15	1,135,000	1,215,347
5% 1/15/16	1,135,000	1,208,060
West Haven Gen. Oblig. 5% 7/1/15 (MBIA Insured)	2,480,000	2,665,107
		354,430,239

Guam 0.1%
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev.
5.875% 7/1/35	470,000	491,864
Puerto Rico 12.0%
Puerto Rico Commonwealth Gen. Oblig.:
Series A, 5.5% 7/1/18 (MBIA Insured)	1,820,000	2,027,571
Series B, 5.5% 7/1/12 (FGIC Insured)	3,500,000	3,806,005
5.75% 7/1/26 (Pre-Refunded to 7/1/10 @ 100) (d) .	3,700,000	3,975,502
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy.
Rev.:
Series 1996 Y, 5% 7/1/36 (FSA Insured)	2,950,000	3,041,775
Series Y, 5.5% 7/1/36 (FSA Insured)	1,500,000	1,638,150
Puerto Rico Commonwealth Infrastructure Fing. Auth.:
Series 2000 A, 5.5% 10/1/40 (Escrowed to
Maturity) (d)	4,895,000	5,210,581
Series C, 5.5% 7/1/17 (AMBAC Insured)	6,000,000	6,656,700
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series HH, 5.25% 7/1/29 (FSA Insured)	13,235,000	13,999,052
Series JJ, 5.25% 7/1/15 (MBIA Insured)	5,000,000	5,423,950
Series QQ:
5.25% 7/1/14 (XL Cap. Assurance, Inc. Insured)	1,300,000	1,400,893

See accompanying notes which are an integral part of the financial statements.

11 Semiannual Report

Fidelity Connecticut Municipal Income Fund
Investments (Unaudited) continued

Municipal Bonds continued
Principal	Value
Amount	(Note 1)
Puerto Rico continued
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. – continued
Series QQ:
5.5% 7/1/18 (XL Cap. Assurance, Inc. Insured)	$800,000	$891,240
Puerto Rico Muni. Fin. Agcy. Series 2005 C, 5.25%
8/1/17 (FSA Insured)	2,000,000	2,185,400
50,256,819

TOTAL INVESTMENT PORTFOLIO – 96.5%
(Cost $397,687,651)	405,178,922

NET OTHER ASSETS – 3.5%	14,795,755
NET ASSETS 100%	$419,974,677

Futures Contracts
Expiration	Underlying	Unrealized
Date	Face Amount	Appreciation/
at Value	(Depreciation)
Purchased

Treasury Contracts
60 U.S. Treasury 10-Year Bond Contracts	June 2006	$6,304,688	$(103,941)

The face value of futures purchased as a percentage of net assets 1.5%

Legend	Other Information
(a) Security or a portion of the security was	The distribution of municipal securities by
pledged to cover margin requirements	revenue source, as a percentage of total net
for futures contracts. At the period end,	assets, is as follows:
the value of securities pledged
amounted to $62,037.	General Obligations	26.5%
(b) The coupon rate shown on floating or	Escrowed/Pre Refunded	21.7%
adjustable rate securities represents the	Special Tax	14.3%
rate at period end.	Education	7.4%
(c) Private activity obligations whose	Health Care	7.4%
interest is subject to the federal	Electric Utilities	5.9%
alternative minimum tax for individuals.	Others* (individually less than 5%) 16.8%
(d) Security collateralized by an amount	100.0%
sufficient to pay interest and principal.	*Includes net other assets
See accompanying notes which are an integral part of the financial statements.

Semiannual Report 12

Fidelity Connecticut Municipal Income Fund
Financial Statements
Statement of Assets and Liabilities
	May 31, 2006 (Unaudited)

Assets
Investment in securities, at value See accompanying
schedule:
Unaffiliated issuers (cost $397,687,651)		$405,178,922
Cash		8,552,233
Receivable for investments sold		483,496
Receivable for fund shares sold		423,890
Interest receivable		6,461,781
Prepaid expenses		1,089
Other receivables		66,840
Total assets		421,168,251

Liabilities
Payable for fund shares redeemed	$541,337
Distributions payable	413,079
Accrued management fee	129,689
Payable for daily variation on futures contracts	18,754
Other affiliated payables	67,167
Other payables and accrued expenses	23,548
Total liabilities		1,193,574

Net Assets		$419,974,677
Net Assets consist of:
Paid in capital		$410,262,562
Distributions in excess of net investment income		(5,573)
Accumulated undistributed net realized gain (loss) on
investments		2,330,358
Net unrealized appreciation (depreciation) on
investments		7,387,330
Net Assets, for 37,330,008 shares outstanding		$419,974,677
Net Asset Value, offering price and redemption price per
share ($419,974,677 ÷ 37,330,008 shares)		$11.25

See accompanying notes which are an integral part of the financial statements.

13 Semiannual Report

Fidelity Connecticut Municipal Income Fund
Financial Statements continued

Statement of Operations
	Six months ended May 31, 2006 (Unaudited)

Investment Income
Interest		$9,360,450

Expenses
Management fee	$796,065
Transfer agent fees	145,167
Accounting fees and expenses	53,715
Independent trustees’ compensation	867
Custodian fees and expenses	3,497
Registration fees	17,580
Audit	27,169
Legal	3,795
Miscellaneous	2,342
Total expenses before reductions	1,050,197
Expense reductions	(147,290)	902,907

Net investment income		8,457,543
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,258,530
Futures contracts	57,043
Total net realized gain (loss)		2,315,573
Change in net unrealized appreciation (depreciation) on:
Investment securities	(6,175,116)
Futures contracts	(103,941)
Total change in net unrealized appreciation
(depreciation)		(6,279,057)
Net gain (loss)		(3,963,484)
Net increase (decrease) in net assets resulting from
operations		$4,494,059

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 14

Statement of Changes in Net Assets
	Six months ended	Year ended
	May 31, 2006	November 30,
	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$8,457,543	$17,365,867
Net realized gain (loss)	2,315,573	4,677,407
Change in net unrealized appreciation (depreciation) .	(6,279,057)	(10,537,551)
Net increase (decrease) in net assets resulting
from operations	4,494,059	11,505,723
Distributions to shareholders from net investment income .	(8,451,932)	(17,318,110)
Distributions to shareholders from net realized gain	(3,980,932)	(2,741,730)
Total distributions	(12,432,864)	(20,059,840)
Share transactions
Proceeds from sales of shares	39,493,917	66,228,118
Reinvestment of distributions	8,911,407	14,391,152
Cost of shares redeemed	(54,976,427)	(64,366,400)
Net increase (decrease) in net assets resulting from
share transactions	(6,571,103)	16,252,870
Redemption fees	1,290	1,512
Total increase (decrease) in net assets	(14,508,618)	7,700,265

Net Assets
Beginning of period	434,483,295	426,783,030
End of period (including distributions in excess of net
investment income of $5,573 and distributions in
excess of net investment income of $2,721,
respectively)	$419,974,677	$434,483,295

Other Information
Shares
Sold	3,481,619	5,690,479
Issued in reinvestment of distributions	785,869	1,237,566
Redeemed	(4,854,343)	(5,547,119)
Net increase (decrease)	(586,855)	1,380,926

See accompanying notes which are an integral part of the financial statements.

15 Semiannual Report

Financial Highlights

		Six months ended
		May 31, 2006		Years ended November 30,
		(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
	Net asset value,
	beginning of
	period	$11.46	$11.68	$11.91	$11.69	$11.51	$11.11
	Income from
	Investment
	Operations
	Net investment
	incomeD	.223	.461	.477	.489	.497	.527
	Net realized and
	unrealized gain
	(loss)	(.105)	(.146)	(.115)	.253	.249	.401
	Total from invest-
	ment operations	.118	.315	.362	.742	.746	.928
	Distributions from net
	investment income	(.223)	(.460)	(.477)	(.487)	(.497)	(.527)
	Distributions from net
	realized gain	(.105)	(.075)	(.115)	(.035)	(.069)	(.001)
	Total distributions .	(.328)	(.535)	(.592)	(.522)	(.566)	(.528)
	Redemption fees
	added to paid in
	capitalD,F	—	—	—	—	—	—
	Net asset value,
	end of period	$11.25	$11.46	$11.68	$11.91	$11.69	$11.51

	Total ReturnB,C	1.04%	2.72%	3.11%	6.45%	6.64%	8.47%
Ratios to Average Net AssetsE
	Expenses before
	reductions	.49%A	.49%	.49%	.50%	.50%	.50%
	Expenses net of fee
	waivers, if any	.49%A	.49%	.49%	.50%	.50%	.50%
	Expenses net of all
	reductions	.42%A	.47%	.48%	.49%	.46%	.41%
	Net investment
	income	3.95%A	3.96%	4.05%	4.11%	4.28%	4.59%
	Supplemental Data
	Net assets,
	end of period
	(000 omitted)	$419,975	$434,483	$426,783	$438,534	$455,676	$416,337
	Portfolio turnover
	rate	17%A	16%	12%	14%	18%	17%
A	Annualized
B		Total returns for periods of less than one year are not annualized.
C		Total returns would have been lower had certain expenses not been reduced during the periods shown.
D		Calculated based on average shares outstanding during the period.
E		Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or
		expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur.
		Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrange
		ments. Expenses net of all reductions represent the net expenses paid by the fund.
F		Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 16

Fidelity Connecticut Municipal Money Market Fund
Investment Changes

Maturity Diversification
Days	% of fund’s	% of fund’s	% of fund’s
	investments	investments	investments
	5/31/06	11/30/05	5/31/05
0 – 30	84.9	88.7	88.2
31 – 90	5.6	3.0	3.5
91 – 180	6.7	3.6	4.6
181 – 397	2.8	4.7	3.7
Weighted Average Maturity
	5/31/06	11/30/05	5/31/05
Fidelity Connecticut Municipal Money
Market Fund	26 Days	26 Days	25 Days
Connecticut Tax Free Money Market
Funds Average*	25 Days	32 Days	29 Days

*Source: iMoneyNet, Inc.

17 Semiannual Report

Fidelity Connecticut Municipal Money Market Fund
Investments May 31, 2006 (Unaudited)
Showing Percentage of Net Assets

Municipal Securities 96.4%
	Principal	Value
	Amount	(Note 1)
Connecticut – 75.8%
Bethel Gen. Oblig. BAN 4% 8/1/06	$15,000,000	$15,024,557
Bridgeport Gen. Oblig. Participating VRDN:
Series ROC II R182, 3.5% (Liquidity Facility Citibank
NA) (a)(e)	2,865,000	2,865,000
Series ROC II R45, 3.5% (Liquidity Facility Citibank
NA) (a)(e)	5,000,000	5,000,000
Brookfield Gen. Oblig. BAN 4% 6/15/06	4,000,000	4,000,524
Connecticut Arpt. Rev. Participating VRDN Series MSTC 01
129, 3.25% (Liquidity Facility Bear Stearns Companies,
Inc.) (a)(d)(e)	17,915,000	17,915,000
Connecticut Dev. Auth. Health Care Rev. (Corp. for
Independent Living Proj.) Series 1990, 3.21%, LOC
JPMorgan Chase Bank, VRDN (a)	24,500,000	24,500,000
Connecticut Dev. Auth. Indl. Dev. Rev. (W.E. Bassett Co. Proj.)
Series 1986, 3.8%, LOC Fleet Bank NA, VRDN (a)(d)	200,000	200,000
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds (New England
Pwr. Co. Proj.) Series 1999:
3.58% tender 8/1/06, CP mode	5,000,000	5,000,000
3.58% tender 8/1/06, CP mode	3,000,000	3,000,000
Connecticut Dev. Auth. Wtr. Facilities Rev.:
Participating VRDN Series PA 1250, 3.5% (Liquidity Facility
Merrill Lynch & Co., Inc.) (a)(d)(e)	7,650,000	7,650,000
(Connecticut Wtr. Co. Proj.) Series 2004 A, 3.26%, LOC
Citizens Bank of Rhode Island, VRDN (a)(d)	1,250,000	1,250,000
Connecticut Gen. Oblig.:
Bonds:
Series 2000 C, 5.25% 12/15/06	1,775,000	1,791,118
Series 2001 E, 5% 11/15/06	1,250,000	1,258,230
Series 2002 D, 5% 11/15/06	8,040,000	8,093,532
Series 2005 D, 5% 11/15/06	13,800,000	13,917,819
Series Putters 291, 3.52%, tender 6/15/06 (Liquidity
Facility JPMorgan Chase & Co.) (a)(e)(f)	13,010,000	13,010,000
Participating VRDN:
Series BA 02 A, 3.5% (Liquidity Facility Bank of America
NA) (a)(e)	4,815,000	4,815,000
Series EGL 01 701, 3.5% (Liquidity Facility Citibank NA,
New York) (a)(e)	20,000,000	20,000,000
Series EGL 03 11 Class A, 3.5% (Liquidity Facility Citibank
NA, New York) (a)(e)	9,900,000	9,900,000
Series EGL 7050017 Class A, 3.5% (Liquidity Facility
Citibank NA) (a)(e)	29,100,000	29,100,000
Series Floaters 01 681, 3.48% (Liquidity Facility Morgan
Stanley) (a)(e)	10,260,000	10,260,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 18

Municipal Securities continued
	Principal	Value
	Amount	(Note 1)
Connecticut – continued
Connecticut Gen. Oblig.: – continued
Participating VRDN:
Series MS 00 514, 3.48% (Liquidity Facility Morgan
Stanley) (a)(e)	$9,695,000	$9,695,000
Series MS 01 571, 3.48% (Liquidity Facility Morgan
Stanley) (a)(e)	24,575,000	24,575,000
Series PA 888R, 3.49% (Liquidity Facility Merrill Lynch &
Co., Inc.) (a)(e)	4,995,000	4,995,000
Series PT 1246, 3.49% (Liquidity Facility Merrill Lynch &
Co., Inc.) (a)(e)	6,100,000	6,100,000
Series PT 1409, 3.49% (Liquidity Facility Merrill Lynch &
Co., Inc.) (a)(e)	12,320,000	12,320,000
Series PT 2223, 3.49% (Liquidity Facility Merrill Lynch &
Co., Inc.) (a)(e)	10,750,000	10,750,000
Series PT 2532, 3.49% (Liquidity Facility Merrill Lynch &
Co., Inc.) (a)(e)	5,310,000	5,310,000
Series PT 2693, 3.49% (Liquidity Facility Dexia Cr. Local
de France) (a)(e)	42,520,000	42,520,000
Series Putters 320, 3.5% (Liquidity Facility JPMorgan
Chase & Co.) (a)(e)	6,645,000	6,645,000
Series ROC II R1064, 3.5% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (a)(e)	6,765,000	6,765,000
Series ROC II R3013, 3.5% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (a)(e)	5,260,000	5,260,000
Series ROC II R4009, 3.5% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (a)(e)	18,675,000	18,675,000
Series ROC II R4048, 3.5% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (a)(e)	5,190,000	5,190,000
Series 2004 A, 3.54% (Liquidity Facility Landesbank
Hessen-Thuringen), VRDN (a)	41,320,000	41,320,000
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds (Yale Univ. Proj.) Series S1, 3.45% tender 9/7/06, CP
mode	14,700,000	14,700,000
Participating VRDN:
Series AAB 05 59, 3.5% (Liquidity Facility ABN AMRO
Bank NV) (a)(e)	17,495,000	17,495,000
Series EGL 02 6027 Class A, 3.5% (Liquidity Facility
Citibank NA, New York) (a)(e)	19,805,000	19,805,000
Series EGL 04 19 Class A, 3.5% (Liquidity Facility Citibank
NA) (a)(e)	14,850,000	14,850,000
Series LB 05 K6, 3.31% (Liquidity Facility Lehman Brothers
Hldgs., Inc.) (a)(e)	9,230,000	9,230,000
Series MS 06 1353, 3.48% (Liquidity Facility Morgan
Stanley) (a)(e)	4,515,000	4,515,000

See accompanying notes which are an integral part of the financial statements.

19 Semiannual Report

Fidelity Connecticut Municipal Money Market Fund
Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value
	Amount	(Note 1)
Connecticut – continued
Connecticut Health & Edl. Facilities Auth. Rev.: – continued
(Ascension Health Cr. Group Proj.) Series 1999 B, 3.18%,
VRDN (a)	$5,090,000	$5,090,000
(Avon Old Farms School Foundation Proj.) Series B, 3.43%,
LOC Bank of America NA, VRDN (a)	4,300,000	4,300,000
(Charlotte Hungerford Hosp. Proj.) Series C, 3.43%, LOC
Fleet Bank NA, VRDN (a)	3,520,000	3,520,000
(Greenwich Family YMCA Proj.) Series A, 3.47%, LOC Bank
of New York, New York, VRDN (a)	5,000,000	5,000,000
(Sacred Heart Univ. Proj.) 3.46%, LOC Fleet Nat’l. Bank,
VRDN (a)	2,000,000	2,000,000
(Univ. of New Haven Proj.) Series 2005 E, 3.46%, LOC
Wachovia Bank NA, VRDN (a)	12,000,000	12,000,000
Connecticut Hsg. Fin. Auth.:
Participating VRDN:
Series BA 99 D, 3.5% (Liquidity Facility Bank of America
NA) (a)(d)(e)	19,995,000	19,995,000
Series LB 05 L14, 3.36% (Liquidity Facility Lehman
Brothers Hldgs., Inc.) (a)(d)(e)	9,000,000	9,000,000
Series MT 37, 3.5% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(e)	7,215,000	7,215,000
Series MT 38, 3.52% (Liquidity Facility Landesbank
Hessen-Thuringen) (a)(d)(e)	620,000	620,000
Series MT 63, 3.52% (Liquidity Facility Landesbank
Hessen-Thuringen) (a)(d)(e)	170,000	170,000
Series PT 2337, 3.52% (Liquidity Facility Merrill Lynch &
Co., Inc.) (a)(e)	655,000	655,000
Series PT 2817, 3.52% (Liquidity Facility Merrill Lynch &
Co., Inc.) (a)(d)(e)	210,000	210,000
Series ROC II R402, 3.54% (Liquidity Facility Citibank
NA) (a)(d)(e)	3,895,000	3,895,000
Series 1990 C, 3.33% (Liquidity Facility Fed. Home Ln. Bank
of Boston), VRDN (a)(d)	7,295,000	7,295,000
Series 1990 D, 3.33% (Liquidity Facility Fed. Home Ln. Bank
of Boston), VRDN (a)(d)	13,007,000	13,007,000
Series 2001 A3, 3.5% (AMBAC Insured), VRDN (a)(d)	11,000,000	11,000,000
Series 2002 A3, 3.47% (AMBAC Insured), VRDN (a)(d)	20,000,000	20,000,000
Series 2002 B3, 3.5% (AMBAC Insured), VRDN (a)(d)	35,900,000	35,900,000
Series 2002 F2, 3.48% (AMBAC Insured), VRDN (a)(d)	36,500,000	36,500,000
Series 2006 A2, 3.5% (AMBAC Insured), VRDN (a)(d)	13,800,000	13,800,000
Subseries 2005 A4:
3.5% (AMBAC Insured), VRDN (a)(d)	5,000,000	5,000,000
3.5% (AMBAC Insured), VRDN (a)(d)	20,000,000	20,000,000
See accompanying notes which are an integral part of the financial statements.

Semiannual Report 20

Municipal Securities continued
	Principal	Value
	Amount	(Note 1)
Connecticut – continued
Connecticut Hsg. Fin. Auth.: – continued
Subseries 2005 B2, 3.48% (AMBAC Insured), VRDN (a)(d)	$5,685,000	$5,685,000
Subseries 2005 D5, 3.47% (AMBAC Insured), VRDN (a)(d)	14,470,000	14,470,000
Subseries 2006 B2, 3.48% (AMBAC Insured), VRDN (a)(d)	36,000,000	36,000,000
Subseries E4, 3.47% (AMBAC Insured), VRDN (a)(d)	10,000,000	10,000,000
Connecticut Spl. Tax Oblig. Rev.:
Bonds Series MT 75, 2.95%, tender 7/20/06 (Liquidity
Facility Merrill Lynch & Co., Inc.) (a)(e)(f)	13,790,000	13,790,000
Participating VRDN:
Series MS 01 735, 3.48% (Liquidity Facility Morgan
Stanley) (a)(e)	8,000,000	8,000,000
Series PA 1039R, 3.5% (Liquidity Facility Merrill Lynch &
Co., Inc.) (a)(e)	3,530,000	3,530,000
Series PA 966R, 3.49% (Liquidity Facility Merrill Lynch &
Co., Inc.) (a)(e)	5,495,000	5,495,000
Series Putters 612, 3.5% (Liquidity Facility JPMorgan
Chase & Co.) (a)(e)	5,230,000	5,230,000
Series ROC II R122, 3.5% (Liquidity Facility Citibank
NA) (a)(e)	12,265,000	12,265,000
Series ROC II R4068 3.5% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (a)(e)	4,980,000	4,980,000
(Trans. Infrastructure Proj.):
Series 1, 3.21% (FSA Insured), VRDN (a)	61,150,000	61,149,999
Series 2003 1, 3.28% (AMBAC Insured), VRDN (a)	38,975,000	38,975,000
Series 2000 1, 3.28% (FGIC Insured), VRDN (a)	1,700,000	1,700,000
Series 2003 2, 3.28% (AMBAC Insured), VRDN (a)	39,720,000	39,720,000
Connecticut Street Participating VRDN Series MSTC 7008, 3.23%
(Liquidity Facility Bear Stearns Companies, Inc.) (a)(e)	5,000,000	5,000,000
Manchester Gen. Oblig. BAN Series A, 3.75% 7/6/06	4,144,000	4,144,335
Milford Gen. Oblig. BAN 4% 11/3/06	12,085,000	12,100,968
New Haven Gen. Oblig. Series A:
3.42% 8/1/06, LOC Landesbank Hessen-Thuringen, CP	4,000,000	4,000,000
3.49% 8/10/06, LOC Landesbank Hessen-Thuringen, CP	5,180,000	5,180,000
3.5% 8/4/06, LOC Landesbank Hessen-Thuringen, CP	4,500,000	4,500,000
3.63% 9/8/06, LOC Landesbank Hessen-Thuringen, CP	7,500,000	7,500,000
3.65% 9/12/06, LOC Landesbank Hessen-Thuringen, CP	5,500,000	5,500,000
3.67% 9/14/06, LOC Landesbank Hessen-Thuringen, CP	5,450,000	5,450,000
Plainfield Gen. Oblig. BAN 4.25% 10/10/06	9,000,000	9,028,435
Reg’l. School District #10 BAN 4% 8/14/06	9,000,000	9,019,504
Reg’l. School District #4 BAN 4% 9/15/06	5,100,000	5,110,398
Reg’l. School District #8 BAN 4% 1/18/07	6,740,000	6,769,300
Ridgefield Gen. Oblig. BAN 4.25% 12/14/06	6,430,000	6,461,038

See accompanying notes which are an integral part of the financial statements.

21 Semiannual Report

Fidelity Connecticut Municipal Money Market Fund
Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value
	Amount	(Note 1)
Connecticut – continued
South Central Reg’l. Wtr. Auth. Wtr. Sys. Rev. Participating
VRDN Series EGL 06 75 Class A, 3.5% (Liquidity Facility
Citibank NA) (a)(e)	$7,005,000	$7,005,000
Tolland Gen. Oblig. BAN 4% 9/15/06	9,800,000	9,822,019
Univ. of Connecticut Participating VRDN Series PA 1255,
3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	3,850,000	3,850,000
Vernon Gen. Oblig. BAN 4.5% 2/15/07	8,350,000	8,412,973
Waterford Gen. Oblig. BAN 4.5% 4/30/07	16,425,000	16,542,054
Weston Gen. Oblig. Bonds Series ROC II R6501, 3.45%,
tender 8/10/06 (Liquidity Facility Citibank NA) (a)(e)(f)	1,860,000	1,860,000
		1,113,683,803

Puerto Rico 16.2%
Puerto Rico Commonwealth Gen. Oblig.:
Participating VRDN:
Series Merlots 00 EE, 3.24% (Liquidity Facility Wachovia
Bank NA) (a)(e)	9,395,000	9,395,000
Series MS 975, 3.47% (Liquidity Facility Morgan
Stanley) (a)(e)	10,000,000	10,000,000
Series PA 1138R, 3.46% (Liquidity Facility Merrill Lynch &
Co., Inc.) (a)(e)	6,900,000	6,900,000
Series PA 1376R, 3.46% (Liquidity Facility Merrill Lynch &
Co., Inc.) (a)(e)	5,000,000	5,000,000
Series PA 774R, 3.46% (Liquidity Facility Merrill Lynch &
Co., Inc.) (a)(e)	7,040,000	7,040,000
TRAN 4.5% 7/28/06, LOC Bank of Nova Scotia, New York
Agcy., LOC BNP Paribas SA	13,300,000	13,326,296
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev.
Participating VRDN:
Series Floaters 05 20, 3.48% (Liquidity Facility BNP Paribas
SA) (a)(e)	8,630,000	8,630,000
Series MS 969, 3.48% (Liquidity Facility Morgan
Stanley) (a)(e)	3,365,000	3,365,000
3.49% (Liquidity Facility Citibank NA) (a)(e)	2,400,000	2,400,000
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.
Participating VRDN:
Series Floaters 05 21, 3.48% (Liquidity Facility BNP Paribas
SA) (a)(e)	9,135,000	9,135,000
Series MACN 05 N, 3.48% (Liquidity Facility Bank of
America NA) (a)(e)	8,700,000	8,700,000
Series MACN 06 R, 3.48% (Liquidity Facility Bank of
America NA) (a)(e)	7,395,000	7,395,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 22

Municipal Securities continued
	Principal	Value
	Amount	(Note 1)
Puerto Rico continued
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.
Participating VRDN: – continued
Series Merlots 00 FFF, 3.24% (Liquidity Facility Wachovia
Bank NA) (a)(e)	$5,940,000	$5,940,000
Series Merlots 05 A20, 3.22% (Liquidity Facility Wachovia
Bank NA) (a)(e)	4,115,000	4,115,000
Series Merlots 98 B8, 3.24% (Liquidity Facility Wachovia
Bank NA) (a)(e)	5,145,000	5,145,000
Series Merlots C4, 3.24% (Liquidity Facility Wachovia Bank
NA) (a)(e)	15,560,000	15,560,000
Series PA 1380R, 3.46% (Liquidity Facility Merrill Lynch &
Co., Inc.) (a)(e)	6,200,000	6,200,000
Series RobIns 14, 3.47% (Liquidity Facility Bank of New
York, New York) (a)(e)	11,975,000	11,975,000
Puerto Rico Commonwealth Infrastructure Fing. Auth.:
Bonds Series MT 173, 3.23%, tender 10/26/06 (Liquidity
Facility Merrill Lynch & Co., Inc.) (a)(e)(f)	3,060,000	3,060,000
Participating VRDN:
Sereis CRVS 05 10, 3.48% (Liquidity Facility Landesbank
Hessen-Thuringen) (a)(e)	12,095,000	12,095,000
Series EGL 00 5101 Class A, 3.51% (Liquidity Facility
Citibank NA, New York) (a)(e)	10,000,000	10,000,000
Series Merlots 00 A15, 3.22% (Liquidity Facility Wachovia
Bank NA) (a)(e)	12,095,000	12,095,000
Series PT 2881, 3.46% (Liquidity Facility Dexia Cr. Local
de France) (a)(e)	8,000,000	8,000,000
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Participating VRDN:
Series Floaters 682, 3.47% (Liquidity Facility Morgan
Stanley) (a)(e)	3,580,000	3,580,000
Series MS 1276, 3.47% (Liquidity Facility Morgan
Stanley) (a)(e)	6,700,000	6,700,000
Series MSDW 00 482, 3.47% (Liquidity Facility Morgan
Stanley) (a)(e)	7,170,000	7,170,000
Series PA 1364, 3.46% (Liquidity Facility Merrill Lynch &
Co., Inc.) (a)(e)	10,635,000	10,635,000
Series PA 561, 3.46% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(e)	5,500,000	5,500,000
Series PT 3398, 3.46% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(e)	4,490,000	4,490,000
Series Putters 147, 3.46% (Liquidity Facility JPMorgan Chase
Bank) (a)(e)	1,100,000	1,100,000
Series RobIns 16, 3.47% (Liquidity Facility Bank of New
York, New York) (a)(e)	4,200,000	4,200,000

See accompanying notes which are an integral part of the financial statements.

23 Semiannual Report

Fidelity Connecticut Municipal Money Market Fund
Investments (Unaudited) continued

Municipal Securities continued
		Principal	Value
		Amount	(Note 1)
Puerto Rico continued
Puerto Rico Indl., Tourist, Edl., Med. & Envir. Cont. Facilities
Fing. Auth. (Ana G. Mendez Univ. Sys. Proj.) Series 1998,
3.36%, LOC Banco Santander Central Hispano SA,
VRDN (a)		$1,800,000	$1,800,000
Puerto Rico Muni. Fin. Agcy. Participating VRDN:
Series MS 00 225, 3.47% (Liquidity Facility Morgan
Stanley) (a)(e)		2,335,000	2,335,000
Series MT 212, 3.47% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(e)		4,935,000	4,935,000
			237,916,296

		Shares

Other – 4.4%
Fidelity Municipal Cash Central Fund, 3.56% (b)(c)		63,630,026	63,630,026

TOTAL INVESTMENT PORTFOLIO 96.4%
(Cost $1,415,230,125)			1,415,230,125

NET OTHER ASSETS – 3.6%			53,532,634
NET ASSETS 100%		$1,468,762,759

Security Type Abbreviations	(c)	Affiliated fund that is available only to
BAN — BOND ANTICIPATION NOTE		investment companies and other
		accounts managed by Fidelity
CP — COMMERCIAL PAPER		Investments. The rate quoted is the
TRAN — TAX AND REVENUE		annualized seven-day yield of the fund
ANTICIPATION NOTE		at period end. A complete unaudited
		listing of the fund’s holdings as of its
VRDN — VARIABLE RATE DEMAND NOTE		most recent quarter end is available
		upon request.
Legend	(d)	Private activity obligations whose
(a) The coupon rate shown on floating or		interest is subject to the federal
adjustable rate securities represents the		alternative minimum tax for individuals.
rate at period end.
	(e)	Provides evidence of ownership in one
(b) Information in this report regarding		or more underlying municipal bonds.
holdings by state and security types
does not reflect the holdings of the
Fidelity Municipal Cash Central Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 24

(f) Restricted securities – Investment in				Acquisition
securities not registered under the			Security	Date	Cost
Securities Act of 1933 (excluding 144A			Puerto Rico
issues). At the end of the period, the			Commonwealth
value of restricted securities (excluding			Infrastructure
144A issues) amounted to $31,720,000			Fing. Auth. Bonds
or 2.2% of net assets.			Series MT 173,
3.23%, tender
Additional information on each holding is			10/26/06
as follows:			(Liquidity Facility
Merrill Lynch &
	Acquisition		Co., Inc.)	10/27/05	$3,060,000
Security	Date	Cost	Weston Gen.
Connecticut Gen.			Oblig. Bonds
Oblig. Bonds			Series ROC II
Series Putters			R6501, 3.45%,
291, 3.52%,			tender 8/10/06
tender 6/15/06			(Liquidity Facility
(Liquidity Facility			Citibank NA)	11/2/04	$1,860,000
JPMorgan Chase
& Co.)	9/5/02	$13,010,000
Connecticut Spl.
Tax Oblig. Rev.
Bonds Series MT
75, 2.95%, tender
7/20/06
(Liquidity Facility
Merrill Lynch &	4/1/05
Co., Inc.)	4/4/05	$13,790,000

Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:

Fund				Income earned
Fidelity Municipal Cash Central Fund				$1,130,259

See accompanying notes which are an integral part of the financial statements.

25 Semiannual Report

Fidelity Connecticut Municipal Money Market Fund
Financial Statements
Statement of Assets and Liabilities
	May 31, 2006 (Unaudited)

Assets
Investment in securities, at value See accompanying
schedule:
Unaffiliated issuers (cost $1,351,600,099)	$1,351,600,099
Affiliated Central Funds (cost $63,630,026)	63,630,026
Total Investments (cost $1,415,230,125)	$1,415,230,125
Cash		33,500,136
Receivable for investments sold		10,857,953
Receivable for fund shares sold		15,012,612
Interest receivable		10,290,917
Prepaid expenses		3,045
Receivable from investment adviser for expense
reductions		11,467
Other receivables		286,911
Total assets		1,485,193,166

Liabilities
Payable for fund shares redeemed	15,636,765
Distributions payable	38,953
Accrued management fee	440,787
Other affiliated payables	267,904
Other payables and accrued expenses	45,998
Total liabilities		16,430,407

Net Assets	$1,468,762,759
Net Assets consist of:
Paid in capital	$1,468,716,571
Undistributed net investment income		82,784
Accumulated undistributed net realized gain (loss) on
investments		(36,596)
Net Assets, for 1,467,985,542 shares outstanding	$1,468,762,759
Net Asset Value, offering price and redemption price per
share ($1,468,762,759 ÷ 1,467,985,542 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 26

Statement of Operations
	Six months ended May 31, 2006 (Unaudited)

Investment Income
Interest		$19,869,438
Income from affiliated Central Funds		1,130,259
Total income		20,999,697

Expenses
Management fee	$2,512,957
Transfer agent fees	708,100
Accounting fees and expenses	69,587
Independent trustees’ compensation	2,652
Custodian fees and expenses	10,329
Registration fees	40,402
Audit	21,797
Legal	3,984
Miscellaneous	5,081
Total expenses before reductions	3,374,889
Expense reductions	(926,143)	2,448,746

Net investment income		18,550,951
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		73,495
Net increase in net assets resulting from operations		$18,624,446

See accompanying notes which are an integral part of the financial statements.

27 Semiannual Report

Fidelity Connecticut Municipal Money Market Fund
Financial Statements continued

Statement of Changes in Net Assets
	Six months ended	Year ended
	May 31, 2006	November 30,
	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$18,550,951	$22,718,736
Net realized gain (loss)	73,495	(77,110)
Net increase in net assets resulting
from operations	18,624,446	22,641,626
Distributions to shareholders from net investment income .	(18,548,753)	(22,721,124)
Distributions to shareholders from net realized gain	—	(106,141)
Total distributions	(18,548,753)	(22,827,265)
Share transactions at net asset value of $1.00 per share
Proceeds from sales of shares	1,923,691,045	2,800,057,497
Reinvestment of distributions	18,343,364	22,599,242
Cost of shares redeemed	(1,710,777,387)	(2,650,744,276)
Net increase (decrease) in net assets and shares
resulting from share transactions	231,257,022	171,912,463
Total increase (decrease) in net assets	231,332,715	171,726,824

Net Assets
Beginning of period	1,237,430,044	1,065,703,220
End of period (including undistributed net investment
income of $82,784 and undistributed net investment
income of $80,586, respectively)	$1,468,762,759	$1,237,430,044

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 28

Financial Highlights

		Six months ended
		May 31, 2006		Years ended November 30,
		(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
	Net asset value,
	beginning of
	period	$1.00	$1.00	$1.00	$ 1.00	$1.00	$1.00
	Income from
	Investment
	Operations
	Net investment
	income	.014	.019	.007	.006	.010	.024
	Net realized and
	unrealized
	gain (loss)E	—	—	—	—	—	—
	Total from
	investment
	operations	.014	.019	.007	.006	.010	.024
	Distributions from
	net investment
	income	(.014)	(.019)	(.007)	(.006)	(.010)	(.024)
	Distributions from
	net realized gain	—	—E	—	—	—	—
	Total
	distributions .	(.014)	(.019)	(.007)	(.006)	(.010)	(.024)
	Net asset value,
	end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
	Total ReturnB,C	1.37%	1.89%	.71%	.62%	.99%	2.44%
Ratios to Average Net AssetsD
	Expenses before
	reductions	.50%A	.50%	.50%	.50%	.51%	.51%
	Expenses net of
	fee waivers,
	if any	.48%A	.48%	.48%	.48%	.49%	.51%
	Expenses net of
	all reductions	.36%A	.39%	.46%	.47%	.45%	.46%
	Net investment
	income	2.74%A	1.88%	.71%	.61%	1.00%	2.41%
	Supplemental Data
	Net assets,
	end of period
	(000 omitted)	$1,468,763	$1,237,430	$1,065,703	$1,054,577	$975,920	$807,225

A	Annualized
B		Total returns for periods of less than one year are not annualized.
C		Total returns would have been lower had certain expenses not been reduced during the periods shown.
D		Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or
		expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur.
		Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrange
		ments. Expenses net of all reductions represent the net expenses paid by the fund.
E		Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

29 Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2006 (Unaudited)

1. Significant Accounting Policies.

Fidelity Connecticut Municipal Income Fund(the income fund) is a fund of Fidelity Court Street Trust. Fidelity Connecticut Municipal Money Market Fund (the money market fund) is a fund of Fidelity Court Street Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end manage ment investment company. Fidelity Court Street Trust and Fidelity Court Street Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. The income fund is a non diversified fund. Each fund is authorized to issue an unlimited number of shares. Each fund may be affected by economic and political developments in the state of Connecticut. Certain funds may invest in affiliated money market central funds (Money Market Central Funds), which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summa rizes the significant accounting policies of the income fund and the money market fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, each fund uses independent pricing services approved by the Board of Trustees to value their investments. For the income fund, debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securi ties. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open end mutual funds are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

As permitted by compliance with certain conditions under Rule 2a 7 of the 1940 Act, securities owned by the money market fund are valued at amortized cost which approxi mates value.

Semiannual Report 30

1. Significant Accounting Policies continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, each fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distribu tions from realized gains, if any, are recorded on the ex dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, certain funds claimed a portion of the payment made to redeeming shareholders as a distribu tion for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to short term capital gains, futures transactions, market discount, deferred trustees compensation and capital loss carryforwards.

The funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

31 Semiannual Report

Notes to Financial Statements (Unaudited) continued

1. Significant Accounting Policies continued

Income Tax Information and Distributions to Shareholders continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each fund:

	Cost for Federal			Net Unrealized
	Income Tax	Unrealized	Unrealized	Appreciation/
	Purposes	Appreciation	Depreciation	(Depreciation)
Fidelity Connecticut Municipal
Income Fund	$397,610,490	$10,228,646	$(2,660,214)	$7,568,432
Fidelity Connecticut Municipal
Money Market Fund	1,415,230,125

Short Term Trading (Redemption) Fees. Shares held in the income fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Futures Contracts. The income fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund’s exposure to the underlying instrument, while selling futures tends to decrease a fund’s exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount (“initial margin”)equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments (“variation margin”) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the income fund’s Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption “Futures Con tracts.” This amount reflects each contract’s exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract’s terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Semiannual Report 32

2. Operating Policies continued

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transac tions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable fund’s Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities, for the income fund aggregated $35,176,206 and $53,108,350, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the income fund and the money market fund with investment management related services for which the funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each fund’s average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each fund’s annualized management fee rate expressed as a percentage of each fund’s average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Connecticut Municipal Income Fund	.25%	.12%	.37%
Fidelity Connecticut Municipal Money
Market Fund	.25%	.12%	.37%

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the funds. Citibank has entered into a sub arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the funds’ transfer and shareholder servicing agent and accounting functions. The funds pay account fees and asset based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity Connecticut Municipal Income Fund	.07%
Fidelity Connecticut Municipal Money Market Fund	.10%

33 Semiannual Report

Notes to Financial Statements (Unaudited) continued

4. Fees and Other Transactions with Affiliates continued

Affiliated Central Funds. Certain funds may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM) an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

5. Committed Line of Credit.

The income fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit, which is reflected in Miscellaneous Expense on the Statement of Operations, and is as follows:

Fidelity Connecticut Municipal Income Fund	$424
During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following funds were in reimbursement during the period:

		Reimbursement
	Expense Limitations	from adviser

Fidelity Connecticut Municipal Money Market Fund	.48%	$138,127

In addition, through arrangements with each applicable fund’s custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable fund’s expenses. All of the applicable expense reductions are noted in the table below.

		Transfer
	Custody	Agent	Accounting
	expense	expense	expense
	reduction	reduction	reduction
Fidelity Connecticut Municipal
Income Fund	$3,497	$117,238	$26,555
Fidelity Connecticut Municipal
Money Market Fund	10,329	708,100	69,587

Semiannual Report 34

7. Other.

The funds’ organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the perfor mance of their duties to the funds. In the normal course of business, the funds may also enter into contracts that provide general indemnifications. The funds’ maximum expo sure under these arrangements is unknown as this would be dependent on future claims that may be made against the funds. The risk of material loss from such claims is consid ered remote.

35 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Connecticut Municipal Income Fund / Fidelity Connecticut Municipal Money Market Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Manage ment, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for each fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub advisory agreements for each fund with affiliates of FMR that allow FMR to obtain research, non discretionary advice, or discretionary portfolio management at no additional expense to each fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, considered a broad range of information and determined that it would be beneficial for each fund to access the research and investment advisory support services supplied by FRAC at no additional expense to each fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under each fund’s manage ment contract or sub advisory agreements; (ii) the investment process or strategies employed in the management of each fund’s assets; (iii) the nature or level of services provided under each fund’s management contract or sub advisory agreements; (iv) the day to day management of each fund or the persons primarily responsible for such management; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of each Agreement would not necessitate prior shareholder approval of the Agreement or result in an assignment and termination of each fund’s management contract or sub advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which each fund will not bear any additional management fees or expenses and under which each fund’s portfolio manager would not change, it did not consider each fund’s investment perfor mance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of each fund’s management contract and sub advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to each fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of each fund’s management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing each fund and its shareholders; and (iv) whether there have been economies of scale in respect of the

Semiannual Report 36

management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that each fund’s Agreement is fair and reasonable, and that each fund’s Agreement should be approved.

37 Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone By PC

Fidelity Automated Service Telephone Fidelity’s web site on the Internet provides a single toll free number to provides a wide range of information, access account balances, positions, including daily financial news, fund quotes and trading. It’s easy to navigate performance, interactive planning the service, and on your first call, the tools and news about Fidelity products system will help you create a personal and services. identification number (PIN) for security.

* When you call the quotes line, please remember that a fund’s yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guar anteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report 38

To Write Fidelity

We’ll give your correspondence immediate attention and send you written confirmation upon completion of your request.

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277 0002

Buying shares
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277 0003
Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

Selling shares
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277 0035
Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

General Correspondence
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054 0500

Buying shares
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277 0003

Selling shares
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277 0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

General Correspondence
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054 0500

39 Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1 800 544 9797.
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2948 N. Federal Highway
Ft. Lauderdale, FL
4671 Town Center Parkway
Jacksonville, FL
1907 West State Road 434
Longwood, FL
8880 Tamiami Trail, North
Naples, FL
3501 PGA Boulevard
Palm Beach Gardens, FL
3550 Tamiami Trail, South
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
2465 State Road 7
Wellington, FL

Georgia
3445 Peachtree Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
Illinois
One North LaSalle Street
Chicago, IL
875 North Michigan Ave.
Chicago, IL
1415 West 22nd Street
Oak Brook, IL
1572 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL
Indiana
4729 East 82nd Street
Indianapolis, IN
Kansas
5400 College Boulevard
Overland Park, KS
Maine
Three Canal Plaza
Portland, ME
Maryland
7315 Wisconsin Avenue
Bethesda, MD
One W. Pennsylvania Ave.
Towson, MD
Massachusetts
801 Boylston Street
Boston, MA
155 Congress Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
238 Main Street
Cambridge, MA
405 Cochituate Road
Framingham, MA
416 Belmont Street
Worcester, MA

Semiannual Report 40

Michigan
500 E. Eisenhower Pkwy.
Ann Arbor, MI
280 Old N. Woodward Ave.
Birmingham, MI
43420 Grand River Avenue
Novi, MI
29155 Northwestern Hwy.
Southfield, MI
Minnesota
7600 France Avenue South
Edina, MN
Missouri
1524 South Lindbergh Blvd.
St. Louis, MO
Nevada
2225 Village Walk Drive
Henderson, NV
New Jersey
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
396 Route 17, North
Paramus, NJ
3518 Route 1 North
Princeton, NJ
530 Broad Street
Shrewsbury, NJ
New York
1055 Franklin Avenue
Garden City, NY
37 West Jericho Turnpike
Huntington Station, NY
1271 Avenue of the Americas
New York, NY
980 Madison Avenue
New York, NY
61 Broadway
New York, NY
350 Park Avenue
New York, NY
200 Fifth Avenue
New York, NY
733 Third Avenue
New York, NY
11 Penn Plaza
New York, NY

2070 Broadway
New York, NY
1075 Northern Blvd.
Roslyn, NY
799 Central Park Avenue
Scarsdale, NY
North Carolina
4611 Sharon Road
Charlotte, NC
7011 Fayetteville Road
Durham, NC
Ohio
3805 Edwards Road
Cincinnati, OH
1324 Polaris Parkway
Columbus, OH
28699 Chagrin Boulevard
Woodmere Village, OH
Oregon
7493 SW Bridgeport Road
Tigard, OR
Pennsylvania
600 West DeKalb Pike
King of Prussia, PA
1735 Market Street
Philadelphia, PA
12001 Perry Highway
Wexford, PA
Rhode Island
47 Providence Place
Providence, RI
Tennessee
6150 Poplar Avenue
Memphis, TN
Texas
10000 Research Boulevard
Austin, TX
4001 Northwest Parkway
Dallas, TX
12532 Memorial Drive
Houston, TX
2701 Drexel Drive
Houston, TX
6560 Fannin Street
Houston, TX
6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX
14100 San Pedro
San Antonio, TX
1576 East Southlake Blvd.
Southlake, TX
19740 IH 45 North
Spring, TX
Utah
279 West South Temple
Salt Lake City, UT
Virginia
1861 International Drive
McLean, VA
Washington
411 108th Avenue, N.E.
Bellevue, WA
1518 6th Avenue
Seattle, WA
Washington, DC
1900 K Street, N.W.
Washington, DC
Wisconsin
595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

41 Semiannual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Adviser
Fidelity Investments
Money Management, Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors
(U.K.) Limited
Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agents
Citibank, N.A.
New York, NY
Custodian
Citibank, N.A.
New York, NY
The Fidelity Telephone Connection
Mutual Fund 24 Hour Service
Exchanges/Redemptions
and Account Assistance 1-800-544-6666
Product Information 1-800-544-6666
Retirement Accounts 1-800-544-4774
(8 a.m. 9 p.m.)
TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. 9 p.m. Eastern time)
Fidelity Automated Service
Telephone (FAST®) (automated phone logo) 1-800-544-5555
Automated line for quickest service (automated phone logo)

CTR-USAN-0706 1.786817.103

Corporate Headquarters

82 Devonshire St., Boston, MA 02109 www.fidelity.com

Fidelity®

Florida Municipal Income Fund

and

Fidelity

Florida Municipal Money Market Fund

Semiannual Report
May 31, 2006

Contents

Chairman’s Message	3	Ned Johnson’s message to shareholders
Shareholder Expense	4	An example of shareholder expenses.
Example
Fidelity Florida Municipal Income Fund
Investment Changes	6	A summary of major shifts in the fund’s
		investments over the past six months.
Investments	7	A complete list of the fund’s investments
		with their market values.
Financial Statements	15	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Fidelity Florida Municipal Money Market Fund
Investment Changes	19	A summary of major shifts in the fund’s
		investments over the past six months.
Investments	20	A complete list of the fund’s investments.
Financial Statements	41	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	45	Notes to the Financial Statements
Board Approval of	51
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission’s (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners. All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus. A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report 2

Chairman’s Message

(photograph Edward C. Johnson 3d)
Dear Shareholder:

Although many securities markets made gains in early 2006, there is only one certainty when it comes to investing: There is no sure thing. There are, how ever, a number of time tested, funda mental investment principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets’ inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets’ best days can significantly diminish investor returns. Patience also affords the benefits of compounding of earn ing interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn’t elimi nate risk, it can considerably lessen the effect of short term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversifica tion should be taken into account. Stud ies indicate that asset allocation is the single most important determinant of a portfolio’s long term success. The right mix of stocks, bonds and cash aligned to your particular risk tolerance and investment objective is very important. Age appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities which historically have been the best performing asset class over time is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more stable fixed invest ments (bonds or savings plans).

A third investment principle invest ing regularly can help lower the average cost of your purchases. Invest ing a certain amount of money each month or quarter helps ensure you won’t pay for all your shares at market highs. This strategy known as dollar cost averaging also reduces unconstruc tive “emotion” from investing, helping shareholders avoid selling weak per formers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/ Edward C. Johnson 3d
Edward C. Johnson 3d

3 Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2005 to May 31, 2006).

Actual Expenses

The first line of the table below for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below for each fund provides information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	December 1, 2005
	December 1, 2005	May 31, 2006	to May 31, 2006
Fidelity Florida Municipal Income Fund
Actual	$ 1,000.00	$1,013.40	$2.46
HypotheticalA	$1,000.00	$1,022.49	$2.47

Semiannual Report 4

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	December 1, 2005
	December 1, 2005	May 31, 2006	to May 31, 2006
Fidelity Florida Municipal Money
Market Fund
Actual	$1,000.00	$1,014.10	$2.51
HypotheticalA	$1,000.00	$1,022.44	$2.52
A 5% return per year before expenses
* Expenses are equal to each Fund’s annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by
182/365 (to reflect the one half year period).
			Annualized
			Expense Ratio
Fidelity Florida Municipal Income Fund			.49%
Fidelity Florida Municipal Money Market Fund			.50%

5 Semiannual Report

Fidelity Florida Municipal Income Fund
Investment Changes

Top Five Sectors as of May 31, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
General Obligations	27.8	29.3
Health Care	18.6	17.3
Transportation	9.0	11.6
Water & Sewer	8.7	7.4
Special Tax	8.4	7.6
Average Years to Maturity as of May 31, 2006
		6 months ago
Years	13.5	12.8
Average years to maturity is based on the average time remaining to the stated maturity date of each bond, weighted by the market value of each bond.
Duration as of May 31, 2006
		6 months ago
Years	6.3	6.4
Duration shows how much a bond fund’s price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five year duration is likely to lose about 5% of its value.
Other factors also can influence a bond fund’s performance and share price. Accordingly, a bond fund’s actual performance may differ from this example.

Semiannual Report 6

Fidelity Florida Municipal Income Fund
Investments May 31, 2006 (Unaudited)
Showing Percentage of Net Assets

Municipal Bonds 98.9%
	Principal	Value (Note 1)
	Amount
Florida – 97.8%
Alachua County Health Facilities Auth. Health Facilities
Rev. (Avmed/Santa Fe Health Care Sys. Proj.):
6% 11/15/09 (Escrowed to Maturity) (d)	$1,225,000	$1,272,726
6.05% 11/15/16 (Escrowed to Maturity) (d)	6,230,000	6,967,196
Broward County Arpt. Sys. Rev.:
Series 1, 5.75% 10/1/12 (AMBAC Insured) (c)	1,210,000	1,313,661
Series 1998 H1, 5.25% 10/1/11 (AMBAC
Insured) (c)	1,505,000	1,560,640
Series J1, 5.75% 10/1/18 (AMBAC Insured) (c)	2,755,000	2,963,664
Broward County Gen. Oblig. Series 2001 A, 5.25%
1/1/21	3,500,000	3,701,215
Broward County School Board Ctfs. of Prtn.:
5.25% 7/1/15 (MBIA Insured)	1,750,000	1,869,088
5.25% 7/1/16 (MBIA Insured)	6,060,000	6,449,476
Cap. Projs. Fin. Auth. Student Hsg. Rev.:
5.5% 10/1/11 (MBIA Insured)	2,275,000	2,451,131
5.5% 10/1/12 (MBIA Insured)	1,460,000	1,584,582
5.5% 10/1/13 (MBIA Insured)	1,265,000	1,365,770
Cape Canaveral Hosp. District Rev. Ctfs. 5.25% 1/1/18
(MBIA Insured)	2,765,000	2,854,171
Clearwater Impt. Rev. Series 2001, 5.25% 2/1/22 (FSA
Insured)	2,200,000	2,325,290
Clearwater Rev. 5.375% 3/1/31 (MBIA Insured)	1,250,000	1,402,088
Dade County Aviation Rev. Series C, 5.5% 10/1/11
(MBIA Insured)	5,200,000	5,334,368
Dade County Resource Recovery Facilities Rev. 5.5%
10/1/09 (AMBAC Insured) (c)	5,000,000	5,123,600
Dade County Wtr. & Swr. Sys. Rev. 5.25% 10/1/21
(FGIC Insured)	3,495,000	3,593,734
Daytona Beach Util. Sys. Rev. Series D, 5.25%
11/15/17 (FSA Insured)	1,825,000	1,965,233
De Soto County Cap. Impt. Rev.:
5.25% 10/1/21 (MBIA Insured)	1,640,000	1,749,650
5.25% 10/1/22 (MBIA Insured)	1,725,000	1,832,054
Escambia County Health Facilities Auth. Health Facilities
Rev. (Baptist Hosp. & Baptist Manor Proj.) 5%
10/1/07	1,260,000	1,272,109
Escambia County Utils. Auth. Util. Sys. Rev. Series B,
6.25% 1/1/15 (FGIC Insured)	3,050,000	3,497,466
Flagler County School Board Ctfs. Series A, 5% 8/1/15
(FSA Insured)	2,005,000	2,121,069
Florida Board of Ed. Cap. Outlay:
Series 2001 F, 5% 6/1/32 (MBIA Insured)	5,030,000	5,191,513
See accompanying notes which are an integral part of the financial statements.

7 Semiannual Report

Fidelity Florida Municipal Income Fund
Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount
Florida – continued
Florida Board of Ed. Cap. Outlay: – continued
Series B:
5% 6/1/33	$5,450,000	$5,609,031
5.375% 6/1/17	5,000,000	5,393,300
5.5% 6/1/16 (FGIC Insured)	2,825,000	3,056,848
Florida Board of Ed. Lottery Rev.:
Series 2002 A, 5.375% 7/1/15 (FGIC Insured)	5,360,000	5,795,822
Series A, 5.375% 7/1/17 (FGIC Insured)	1,000,000	1,079,060
Florida Dept. of Children and Family Services Ctfs. of
Prtn. (South Florida Evaluation Treatment Ctr. Proj.):
5% 10/1/16	2,025,000	2,120,114
5% 10/1/17	2,130,000	2,213,517
Florida Dept. of Envir. Protection Preservation Rev.
Series A, 5.375% 7/1/17 (MBIA Insured)	6,000,000	6,474,360
Florida Dept. of Trans. Rev. Series 2005 A:
5% 7/1/17	3,360,000	3,524,741
5% 7/1/18	3,320,000	3,470,097
Florida Gen. Oblig.:
(Dept. of Trans. Right of Way Proj.) Series A, 5%
7/1/33	1,000,000	1,029,400
5.375% 7/1/15 (MBIA Insured)	2,110,000	2,284,856
Florida Mid-Bay Bridge Auth. Rev. Series A, 6.875%
10/1/22 (Escrowed to Maturity) (d)	3,000,000	3,793,050
Florida Muni. Pwr. Agcy. Rev. (Stanton II Proj.) 5.5%
10/1/19 (AMBAC Insured)	2,430,000	2,614,826
Florida Wtr. Poll. Cont. Fing. Corp. Rev. 5.25% 1/15/20	1,950,000	2,099,214
Gainesville Utils. Sys. Rev. Series A, 5.2% 10/1/22	1,610,000	1,649,912
Greater Orlando Aviation Auth. Arpt. Facilities Rev.
5.75% 10/1/09 (FGIC Insured) (c)	2,500,000	2,638,675
Gulf Breeze Rev.:
Series 1985 C, 5%, tender 12/1/12 (FGIC
Insured) (b)	1,825,000	1,930,522
Series 1985 E:
5%, tender 12/1/11 (FGIC Insured) (b)	1,330,000	1,405,025
5%, tender 12/1/13 (FGIC Insured) (b)	1,465,000	1,551,215
Gulf Breeze Util. Sys. Rev. 5% 10/1/16 (AMBAC
Insured)	1,010,000	1,072,761
Highlands County Health Facilities Auth. Rev. (Adventist
Health Sys./Sunbelt Obligated Group Proj.):
Series 2002 B, 5% 11/15/08	2,835,000	2,906,981
Series A, 5% 11/15/15	1,000,000	1,042,790

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 8

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount
Florida – continued
Highlands County Health Facilities Auth. Rev. (Adventist
Health Sys./Sunbelt Obligated Group Proj.): -
continued
Series B:
5% 11/15/15	$1,000,000	$1,042,790
5% 11/15/16	1,190,000	1,228,865
Series D, 6% 11/15/25	5,360,000	5,764,948
3.95%, tender 9/1/12 (b)	3,800,000	3,756,338
5%, tender 11/16/09 (b)	2,000,000	2,059,860
Hillsborough County Aviation Auth. Rev. (Tampa Int’l.
Arpt. Proj.) Series B, 6% 10/1/17 (FGIC Insured)	5,880,000	6,756,826
Hillsborough County Indl. Dev. (Tampa Gen. Hosp. Proj.)
Series A:
5% 10/1/07	1,300,000	1,317,342
5% 10/1/08	1,000,000	1,022,580
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev.
(Health Facilities/Univ. Cmnty. Hosp. Proj.) Series
1999 A, 5.625% 8/15/19	5,000,000	5,183,450
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev.
(Tampa Elec. Co. Proj.):
4%, tender 8/1/07 (b)	2,030,000	2,024,012
4.25%, tender 8/1/07 (b)(c)	2,110,000	2,109,662
5.1% 10/1/13	3,005,000	3,079,794
Hillsborough County School Board Ctfs. of Prtn. (Master
Lease Prog.) Series A, 5.25% 7/1/22 (MBIA Insured) .	4,905,000	5,075,743
Jacksonville Econ. Dev. Commission Healthcare Rev.
(Mayo Clinic Foundation Proj.):
Series B, 5.5% 11/15/36 (MBIA Insured)	5,870,000	6,243,332
Series C, 5.5% 11/15/36 (MBIA Insured)	12,250,000	13,029,092
5% 11/15/36	3,000,000	3,073,140
Jacksonville Excise Tax Rev. Series B:
5.5% 10/1/10 (FGIC Insured) (c)	1,540,000	1,627,072
5.5% 10/1/11 (FGIC Insured) (c)	2,730,000	2,879,986
Jacksonville Health Facilities Auth. Hosp. Rev. (Charity
Obligated Group Proj.) Series A, 5.25% 8/15/08
(MBIA Insured)	3,720,000	3,819,510
Jacksonville Sales Tax Rev. 5.25% 10/1/19 (MBIA
Insured)	1,500,000	1,600,260
JEA Elec. Sys. Rev. Series 3A, 5% 10/1/41 (FSA
Insured)	8,000,000	8,142,240
Jupiter Wtr. Rev.:
5.375% 10/1/16 (AMBAC Insured)	1,040,000	1,118,520
5.375% 10/1/17 (AMBAC Insured)	1,000,000	1,076,660

See accompanying notes which are an integral part of the financial statements.

9 Semiannual Report

Fidelity Florida Municipal Income Fund
Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount
Florida – continued
Jupiter Wtr. Rev.: – continued
5.375% 10/1/18 (AMBAC Insured)	$1,160,000	$1,252,290
Kissimmee Util. Auth. Elec. Sys. Rev. 5.25% 10/1/16
(FSA Insured)	2,230,000	2,396,514
Lake County School Board Ctfs. of Prtn. Series B, 5%
6/1/16 (AMBAC Insured)	2,060,000	2,160,301
Lakeland Energy Sys. Rev. 5.5% 10/1/14 (MBIA
Insured)	1,000,000	1,074,680
Lee Memorial Health Sys. Board of Directors Hosp. Rev.
Series A, 5.75% 4/1/12 (FSA Insured)	3,000,000	3,273,360
Manatee County Port Auth. Port Rev. Series A:
5.25% 10/1/15 (MBIA Insured) (c)	1,035,000	1,094,730
5.25% 10/1/16 (MBIA Insured) (c)	1,090,000	1,155,389
5.25% 10/1/17 (MBIA Insured) (c)	1,145,000	1,213,036
5.25% 10/1/18 (MBIA Insured) (c)	1,205,000	1,277,288
Martin County Utils. Sys. Rev. 5.5% 10/1/16 (FGIC
Insured)	1,265,000	1,355,258
Melbourne Arpt. Rev.:
6.75% 10/1/07 (MBIA Insured) (c)	350,000	363,353
6.75% 10/1/08 (MBIA Insured) (c)	375,000	398,910
6.75% 10/1/09 (MBIA Insured) (c)	400,000	434,524
6.75% 10/1/10 (MBIA Insured) (c)	425,000	470,938
Melbourne Wtr. & Swr. Rev. 5% 10/1/34 (FGIC Insured)	5,000,000	5,147,150
Miami Beach Health Facilities Auth. Hosp. Rev. (Mount
Sinai Med. Ctr. of Florida Proj.):
Series A, 6.8% 11/15/31	2,545,000	2,799,678
5.75% 11/15/06	1,500,000	1,510,125
Miami Beach Parking Rev. 5.125% 9/1/22 (FSA
Insured)	1,010,000	1,035,503
Miami Beach Stormwater Rev.:
5.375% 9/1/30 (FGIC Insured)	1,000,000	1,055,450
5.75% 9/1/13 (FGIC Insured)	1,380,000	1,495,547
Miami Beach Wtr. & Swr. Rev. 5.5% 9/1/27 (AMBAC
Insured)	6,000,000	6,371,520
Miami Gen. Oblig.:
(Homeland Defense/Neighborhood Cap. Impt. Projs.)
Series 2002, 5.5% 1/1/16 (MBIA Insured)	5,000,000	5,360,850
5.5% 1/1/19 (MBIA Insured)	2,370,000	2,532,487
Miami-Dade County Aviation Rev.:
Series A, 5% 10/1/38 (CIFG North America
Insured) (c)	3,000,000	3,035,460
Series C, 5.25% 10/1/10 (MBIA Insured) (c)	3,435,000	3,563,538

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 10

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount
Florida – continued
Miami-Dade County Edl. Facilities Auth. Rev.:
Series A, 5.75% 4/1/13 (AMBAC Insured)	$2,500,000	$2,691,575
5.75% 4/1/29 (AMBAC Insured) (a)	6,520,000	6,981,094
Miami-Dade County Expressway Auth. 6% 7/1/13
(FGIC Insured)	1,200,000	1,308,984
Miami-Dade County Gen. Oblig. (Bldg. Better
Communities Prog.):
5% 7/1/33 (FGIC Insured)	5,000,000	5,161,800
5% 7/1/35 (FGIC Insured)	3,000,000	3,094,830
Miami-Dade County Health Facilities Auth. Hosp. Rev.
(Miami Children’s Hosp. Proj.) Series A, 5.5%
8/15/11 (AMBAC Insured)	3,000,000	3,230,850
Miami-Dade County Indl. Dev. Auth. Solid Waste Disp.
Rev. (Waste Mgmt., Inc. Proj.) Series 1, 3.5%, tender
12/1/07 (b)(c)	2,000,000	1,980,840
Miami-Dade County School Board Ctfs. of Prtn.:
Series B, 5.5%, tender 5/1/11 (MBIA Insured) (b)	5,300,000	5,653,139
5%, tender 5/1/11 (MBIA Insured) (b)	7,000,000	7,334,180
5.25% 10/1/16 (FGIC Insured)	5,925,000	6,362,087
5.25% 10/1/17 (FGIC Insured)	1,000,000	1,073,770
Ocala Util. Sys. Rev. Series B, 5.25% 10/1/22 (FGIC
Insured)	1,000,000	1,068,310
Okeechobee County Solid Waste Rev. (Chambers Waste
Sys. Proj.) Series A, 4.2%, tender 7/1/09 (b)(c)	2,250,000	2,240,978
Orange County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt Obligated Group Proj.):
5.625% 11/15/32	4,000,000	4,219,520
6.375% 11/15/20 (Pre-Refunded to 11/15/10 @
101) (d)	2,000,000	2,231,740
6.5% 11/15/30 (Pre-Refunded to 11/15/10 @
101) (d)	2,545,000	2,852,792
(Orlando Reg’l. Health Care Sys. Proj.):
Series 1999 D, 5.75% 10/1/11 (MBIA Insured)	4,200,000	4,490,178
Series A, 6.25% 10/1/18 (MBIA Insured)	4,500,000	5,278,500
Orange County Hsg. Fin. Auth. Single Family Mtg. Rev.
(Mtg. Backed Securities Prog.) 6.4% 10/1/14 (c)	105,000	105,312
Orange County School Board Ctfs. of Prtn. Series A:
0% 8/1/13 (MBIA Insured)	3,005,000	2,216,338
5% 8/1/16 (MBIA Insured)	2,940,000	3,107,933
5.25% 8/1/15 (AMBAC Insured)	8,000,000	8,557,920
5.5% 8/1/15 (Pre-Refunded to 8/1/12 @ 100) (d)	2,265,000	2,469,258
5.5% 8/1/16 (Pre-Refunded to 8/1/12 @ 100) (d)	2,175,000	2,371,142

See accompanying notes which are an integral part of the financial statements.

11 Semiannual Report

Fidelity Florida Municipal Income Fund
Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount
Florida – continued
Orlando Utils. Commission Wtr. & Elec. Rev. Subseries
D, 6.75% 10/1/17 (Escrowed to Maturity) (d)	$7,560,000	$8,897,288
Osceola County Infrastructure Sales Surtax Rev. 5.375%
10/1/17 (AMBAC Insured)	1,000,000	1,073,770
Osceola County Tourist Dev. Tax Rev. Series A, 5.5%
10/1/19 (FGIC Insured)	1,190,000	1,283,153
Palm Beach County Gen. Oblig. (Land Acquisition Proj.)
Series A, 5.5% 6/1/15	1,000,000	1,069,090
Palm Beach County School Board Ctfs. of Prtn.:
Series A, 5.375% 8/1/14 (FSA Insured)	2,060,000	2,211,925
Series D, 5.25% 8/1/17 (FSA Insured)	2,025,000	2,147,047
Pasco County School Board Series A, 5% 8/1/30
(AMBAC Insured)	4,000,000	4,103,160
Pasco County Solid Waste Disp. & Resource Recovery
Sys. Rev.:
6% 4/1/08 (AMBAC Insured) (c)	2,400,000	2,474,424
6% 4/1/10 (AMBAC Insured) (c)	5,770,000	6,122,374
6% 4/1/11 (AMBAC Insured) (c)	5,900,000	6,332,234
Peace River/Manasota Reg’l. Wtr. Supply Auth. Rev.
Series A, 5% 10/1/35 (FSA Insured)	5,000,000	5,153,750
Pensacola Arpt. Rev. Series A, 6.125% 10/1/18 (MBIA
Insured) (c)	1,500,000	1,587,300
Pinellas County Health Facilities Auth. Rev. (Baycare
Health Sys. Proj.) 5.5% 11/15/33 (Pre-Refunded to
5/15/13 @ 100) (d)	3,670,000	4,014,797
Plant City Util. Sys. Rev. 6% 10/1/15 (MBIA Insured)	2,200,000	2,446,378
Polk County Cap. Impt. Rev. Series 2004, 5.5%, tender
12/1/10 (FSA Insured) (b)	3,000,000	3,175,650
Polk County Pub. Facilities Rev. 5% 12/1/33 (MBIA
Insured)	2,000,000	2,060,940
Port Orange Gen. Oblig.:
5% 4/1/29 (MBIA Insured)	2,015,000	2,073,173
5% 4/1/31 (MBIA Insured)	1,540,000	1,585,692
Port Saint Lucie Gen. Oblig. 5% 7/1/32 (MBIA Insured)	3,650,000	3,759,902
Reedy Creek Impt. District Utils. Rev. Series 1, 5.25%
10/1/19 (MBIA Insured)	3,700,000	3,920,964
Saint Petersburg Health Facilities Auth. Rev. (All
Children’s Hosp. Proj.):
5.5% 11/15/17 (AMBAC Insured)	1,225,000	1,337,173
5.5% 11/15/18 (AMBAC Insured)	1,000,000	1,089,780
Sarasota County Solid Waste Sys. Rev. 5% 10/1/15
(MBIA Insured)	1,000,000	1,060,340

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 12

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount
Florida – continued
Seminole County Sales Tax Rev. Series B, 5.25%
10/1/31 (MBIA Insured)	$2,000,000	$2,209,080
South Broward Hosp. District Rev.:
5.6% 5/1/27 (MBIA Insured)	1,920,000	2,087,885
5.625% 5/1/32 (MBIA Insured)	2,600,000	2,819,336
Sumter County School District Rev. (Multi-District Ln.
Prog.) 7.15% 11/1/15 (FSA Insured)	985,000	1,219,194
Tampa Rev. (Catholic Health East Proj.) Series A1:
5.5% 11/15/08 (MBIA Insured)	500,000	519,060
5.5% 11/15/12 (MBIA Insured)	1,045,000	1,131,401
Tampa Sales Tax Rev.:
Series 2001 A:
5.375% 10/1/18 (AMBAC Insured)	2,465,000	2,658,157
5.375% 10/1/19 (AMBAC Insured)	2,650,000	2,852,354
Series A, 5.375% 10/1/15 (AMBAC Insured)	2,150,000	2,314,712
Univ. Athletic Assoc., Inc. Athletic Prog. Rev. Series
2001:
2.8%, tender 10/1/08, LOC SunTrust Banks of
Florida, Inc. (b)	3,000,000	2,927,310
3%, tender 10/1/09, LOC SunTrust Banks, Inc. (b)	3,000,000	2,911,980
Univ. of Central Florida Athletics Assoc., Inc. Ctfs. of
Prtn. Series A:
5% 10/1/16 (FGIC Insured)	1,715,000	1,806,307
5% 10/1/17 (FGIC Insured)	1,805,000	1,889,781
5% 10/1/35 (FGIC Insured)	2,275,000	2,327,621
5.25% 10/1/34 (FGIC Insured)	2,000,000	2,100,200
USF Fing. Corp. Ctfs. of Prtn. (Master Lease Prog.)
Series A:
5.25% 7/1/15 (AMBAC Insured)	2,690,000	2,873,942
5.25% 7/1/16 (AMBAC Insured)	2,830,000	3,010,413
Volusia County Edl. Facilities Auth. Rev.
5% 10/15/11 (Radian Asset Assurance Ltd. Insured)	1,000,000	1,044,340
5% 10/15/12 (Radian Asset Assurance Ltd. Insured)	1,260,000	1,319,270
Walton County School Board Ctfs. of Prtn.
5% 7/1/16 (FSA Insured)	1,705,000	1,803,106
5.25% 7/1/18 (FSA Insured)	1,865,000	2,017,632
Winter Park Gen. Oblig. 5.25% 7/1/18	1,000,000	1,067,240
		469,351,207

Guam 0.1%
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev.
5.875% 7/1/35	605,000	633,145

See accompanying notes which are an integral part of the financial statements.

13 Semiannual Report

Fidelity Florida Municipal Income Fund
Investments (Unaudited) continued

Municipal Bonds continued
		Principal	Value (Note 1)
		Amount
Puerto Rico 1.0%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy.
Rev. Series Y, 5.5% 7/1/36 (FSA Insured)		$2,400,000	$2,621,040
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans.
Rev. Series L, 5.25% 7/1/38 (AMBAC Insured)		1,000,000	1,104,810
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ, 5.5%
7/1/16 (XL Cap. Assurance, Inc. Insured)		900,000	993,699
			4,719,549

TOTAL INVESTMENT PORTFOLIO 98.9%
(Cost $466,834,532)			474,703,901

NET OTHER ASSETS – 1.1%			5,266,316
NET ASSETS 100%			$479,970,217

Futures Contracts
	Expiration	Underlying	Unrealized
	Date	Face Amount	Appreciation/
		at Value	(Depreciation)
Sold
Treasury Contracts
40 U.S. Treasury 10-Year Bond Contracts	June 2006	$4,203,125	$113,587
The face value of futures sold as a percentage of net assets – 0.9%
Legend	Other Information
(a) Security or a portion of the security was	The distribution of municipal securities by
pledged to cover margin requirements	revenue source, as a percentage of total net
for futures contracts. At the period end,	assets, is as follows:
the value of securities pledged	General Obligations		27.8%
amounted to $107,072.
	Health Care		18.6%
(b) The coupon rate shown on floating or	Transportation		9.0%
adjustable rate securities represents the	Water & Sewer		8.7%
rate at period end.
	Special Tax		8.4%
(c) Private activity obligations whose	Education		7.8%
interest is subject to the federal	Escrowed/Pre Refunded		7.4%
alternative minimum tax for individuals.
	Others* (individually less than 5%)		12.3%
(d) Security collateralized by an amount			100.0%
sufficient to pay interest and principal.
	*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 14

Fidelity Florida Municipal Income Fund
Financial Statements
Statement of Assets and Liabilities
	May 31, 2006 (Unaudited)

Assets
Investment in securities, at value See accompanying
schedule:
Unaffiliated issuers (cost $466,834,532)		$474,703,901
Cash		879,150
Receivable for fund shares sold		50,596
Interest receivable		5,439,158
Receivable for daily variation on futures contracts		12,479
Prepaid expenses		1,276
Other receivables		39,074
Total assets		481,125,634

Liabilities
Payable for fund shares redeemed	$322,701
Distributions payable	585,396
Accrued management fee	148,844
Other affiliated payables	74,383
Other payables and accrued expenses	24,093
Total liabilities		1,155,417

Net Assets		$479,970,217
Net Assets consist of:
Paid in capital		$470,291,943
Undistributed net investment income		359,137
Accumulated undistributed net realized gain (loss) on
investments		1,336,181
Net unrealized appreciation (depreciation) on
investments		7,982,956
Net Assets, for 42,397,224 shares outstanding		$479,970,217
Net Asset Value, offering price and redemption price per
share ($479,970,217 ÷ 42,397,224 shares)		$11.32

See accompanying notes which are an integral part of the financial statements.

15 Semiannual Report

Fidelity Florida Municipal Income Fund
Financial Statements continued

Statement of Operations
	Six months ended May 31, 2006 (Unaudited)

Investment Income
Interest		$11,103,789

Expenses
Management fee	$931,433
Transfer agent fees	163,060
Accounting fees and expenses	62,505
Independent trustees’ compensation	1,014
Custodian fees and expenses	4,035
Registration fees	21,296
Audit	27,686
Legal	5,495
Miscellaneous	2,668
Total expenses before reductions	1,219,192
Expense reductions	(146,461)	1,072,731

Net investment income		10,031,058
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,093,179
Futures contracts	97,083
Swap agreements	95,400
Total net realized gain (loss)		1,285,662
Change in net unrealized appreciation (depreciation) on:
Investment securities	(4,434,892)
Futures contracts	113,587
Swap agreements	(77,650)
Total change in net unrealized appreciation
(depreciation)		(4,398,955)
Net gain (loss)		(3,113,293)
Net increase (decrease) in net assets resulting from
operations		$6,917,765

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 16

Statement of Changes in Net Assets
	Six months ended	Year ended
	May 31, 2006	November 30,
	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$10,031,058	$20,075,209
Net realized gain (loss)	1,285,662	6,868,607
Change in net unrealized appreciation (depreciation) .	(4,398,955)	(10,899,949)
Net increase (decrease) in net assets resulting from
operations	6,917,765	16,043,867
Distributions to shareholders from net investment income .	(10,016,279)	(20,024,782)
Distributions to shareholders from net realized gain	(6,368,067)	(1,482,849)
Total distributions	(16,384,346)	(21,507,631)
Share transactions
Proceeds from sales of shares	44,252,018	91,183,311
Reinvestment of distributions	10,922,952	13,970,273
Cost of shares redeemed	(72,480,002)	(97,893,031)
Net increase (decrease) in net assets resulting from
share transactions	(17,305,032)	7,260,553
Redemption fees	3,364	3,470
Total increase (decrease) in net assets	(26,768,249)	1,800,259

Net Assets
Beginning of period	506,738,466	504,938,207
End of period (including undistributed net investment
income of $359,137 and undistributed net invest-
ment income of $355,808, respectively)	$479,970,217	$506,738,466

Other Information
Shares
Sold	3,867,553	7,790,603
Issued in reinvestment of distributions	958,490	1,195,945
Redeemed	(6,354,910)	(8,392,197)
Net increase (decrease)	(1,528,867)	594,351

See accompanying notes which are an integral part of the financial statements.

17 Semiannual Report

Financial Highlights

		Six months ended
		May 31, 2006		Years ended November 30,
		(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
	Net asset value,
	beginning of
	period	$11.54	$11.65	$11.84	$11.67	$11.51	$11.10
	Income from
	Investment
	Operations
	Net investment
	incomeD	.228	.454	.464	.479	.506F	.547
	Net realized and
	unrealized gain
	(loss)	(.076)	(.077)	(.010)	.253	.163F	.393
	Total from invest-
	ment operations	.152	.377	.454	.732	.669	.940
	Distributions from net
	investment income	(.227)	(.453)	(.469)	(.484)	(.510)	(.528)
	Distributions from net
	realized gain	(.145)	(.034)	(.175)	(.078)	—	(.002)
	Total distributions	(.372)	(.487)	(.644)	(.562)	(.510)	(.530)
	Redemption fees
	added to paid in
	capitalD	—G	—G	—G	—G	.001	G
	Net asset value, end
	of period	$11.32	$11.54	$11.65	$11.84	$11.67	$11.51

	Total ReturnB,C	1.34%	3.27%	3.95%	6.40%	5.93%	8.60%
Ratios to Average Net AssetsE
	Expenses before
	reductions	.49%A	.48%	.49%	.49%	.49%	.49%
	Expenses net of
	fee waivers, if
	any	.49%A	.48%	.49%	.49%	.49%	.49%
	Expenses net of all
	reductions	.43%A	.41%	.48%	.48%	.47%	.40%
	Net investment
	income	4.00%A	3.89%	3.96%	4.05%	4.35%F	4.78%
	Supplemental Data
	Net assets,
	end of period
	(000 omitted) .	$479,970	$506,738	$504,938	$550,864	$552,720	$510,762
	Portfolio turnover
	rate	13%A	35%	24%	33%	26%	12%
A	Annualized
B		Total returns for periods of less than one year are not annualized.
C		Total returns would have been lower had certain expenses not been reduced during the periods shown.
D		Calculated based on average shares outstanding during the period.
E		Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or
		expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Ex
		penses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrange
		ments. Expenses net of all reductions represent the net expenses paid by the fund.
F		Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing
		premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.
G		Amount represents less than $.001 per share.
See accompanying notes which are an integral part of the financial statements.

Semiannual Report 18

Fidelity Florida Municipal Money Market Fund
Investment Changes

Maturity Diversification
Days	% of fund’s	% of fund’s	% of fund’s
	investments	investments	investments
	5/31/06	11/30/05	5/31/05
0 – 30	85.4	89.9	76.4
31 – 90	7.0	2.7	17.7
91 – 180	7.4	4.9	4.2
181 – 397	0.2	2.5	1.7
Weighted Average Maturity
	5/31/06	11/30/05	5/31/05
Fidelity Florida Municipal Money Market
Fund	19 Days	20 Days	24 Days
Florida Tax Free Money Market Funds
Average*	22 Days	25 Days	22 Days

19 Semiannual Report

Fidelity Florida Municipal Money Market Fund
Investments May 31, 2006 (Unaudited)
Showing Percentage of Net Assets

Municipal Securities 98.1%
	Principal	Value (Note 1)
	Amount
Alaska – 0.2%
Valdez Marine Term. Rev. Bonds (ConocoPhillips Proj.) 3.77%,
tender 5/1/07 (a)	$3,480,000	$3,480,000
Arizona – 0.8%
Maricopa County Indl. Dev. Auth. Single Family Mtg. Rev.
Participating VRDN Series MS 1165, 3.53% (Liquidity
Facility Morgan Stanley) (a)(d)(e)	3,760,000	3,760,000
Phoenix Civic Impt. Corp. District Rev. Participating VRDN
Series PZ 85, 3.55% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(e)	1,700,000	1,700,000
Phoenix Indl. Dev. Auth. Rev. (Laura Dozer Ctr. Proj.) 3.7%,
LOC JPMorgan Chase Bank, VRDN (a)	1,250,000	1,250,000
Phoenix Indl. Dev. Auth. Single Family Mtg. Rev. Participating
VRDN Series MT 247, 3.54% (Liquidity Facility Landesbank
Hessen-Thuringen) (a)(d)(e)	7,040,000	7,040,000
		13,750,000

California – 0.0%
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev.
(Republic Services, Inc. Proj.) 3.72%, VRDN (a)(d)	700,000	700,000
Colorado – 1.2%
Colorado Health Facilities Auth. Retirement Hsg. Rev.
Participating VRDN Series TOC 06 Z2, 3.54% (Liquidity
Facility Goldman Sachs Group, Inc.) (a)(e)	1,500,000	1,500,000
Colorado Hsg. & Fin. Auth. Participating VRDN:
Series LB 05 F1, 3.41% (Lehman Brothers Hldgs., Inc.
Guaranteed) (Liquidity Facility Lehman Brothers Hldgs.,
Inc.) (a)(d)(e)	9,475,000	9,475,000
Series LB 05 F4, 3.41% (Lehman Brothers Hldgs., Inc.
Guaranteed) (Liquidity Facility Lehman Brothers Hldgs.,
Inc.) (a)(d)(e)	5,865,000	5,865,000
E-470 Pub. Hwy. Auth. Rev. Participating VRDN Series 04 BS
219 Class A, 3.32% (Liquidity Facility Bear Stearns
Companies, Inc.) (a)(e)	4,445,000	4,445,000
		21,285,000

Delaware – 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co.
Proj.):
Series 1988, 3.73%, VRDN (a)(d)	1,500,000	1,500,000
Series 1999 B, 3.47%, VRDN (a)(d)	900,000	900,000
		2,400,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 20

Municipal Securities continued
	Principal	Value (Note 1)
	Amount

Florida – 78.2%
Boynton Beach Cmnty. Redev. Agcy. Tax Increment Rev.
Participating VRDN Series Putters 657, 3.51% (Liquidity
Facility JPMorgan Chase & Co.) (a)(e)	$1,590,000	$1,590,000
Brevard County Health Facilities Auth. Health Care Facilities
Rev. Participating VRDN Series PA 1342, 3.54% (Liquidity
Facility Merrill Lynch & Co., Inc.) (a)(e)	5,000,000	5,000,000
Brevard County Hsg. Fin. Auth.:
(Manatee Cove Apts. Proj.) 3.25%, LOC Citibank NA,
VRDN (a)(d)	11,415,000	11,415,000
(Wickham Club Apts. Proj.) Series A, 3.28%, LOC
SouthTrust Bank NA, VRDN (a)(d)	7,405,000	7,405,000
Brevard County Hsg. Fin. Auth. Homeowner Mtg. Rev.
Participating VRDN Series PT 1377, 3.54% (Liquidity
Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	3,885,000	3,885,000
Brevard County School Board Ctfs. of Prtn. Participating
VRDN Series Putters 638, 3.51% (Liquidity Facility
JPMorgan Chase Bank) (a)(e)	2,485,000	2,485,000
Broward County Arpt. Sys. Rev. Participating VRDN:
Series PT 2415, 3.51% (Liquidity Facility Merrill Lynch &
Co., Inc.) (a)(e)	5,260,000	5,260,000
Series PT 2417, 3.51% (Liquidity Facility Merrill Lynch &
Co., Inc.) (a)(e)	5,285,000	5,285,000
Broward County Fin. Auth. Multi-family Hsg. Rev.:
(Pembroke Village Apts. Proj.) 3.5%, LOC Wachovia Bank
NA, VRDN (a)	14,000,000	14,000,000
(Pinnacle Village Apts. Proj.) 3.28%, LOC Citibank NA,
VRDN (a)(d)	9,200,000	9,200,000
Broward County Hsg. Fin. Auth. Single Family Mtg. Rev.
Participating VRDN Series Merlots 01 A27, 3.3% (Liquidity
Facility Wachovia Bank NA) (a)(d)(e)	980,000	980,000
Broward County Indl. Dev. Rev. (Fast Real Estate Partners Ltd.
Proj.) 3.52%, LOC SunTrust Banks, Inc., VRDN (a)(d)	1,300,000	1,300,000
Broward County Port Facilities Rev. (Port Everglades Proj.)
Series 1998, 3.5% (AMBAC Insured), VRDN (a)(d)	7,900,000	7,900,000
Charlotte County Hsg. Fin. Multi-family Rev. (Murdock Circle
Apt. Proj.) Series 2000, 3.28%, LOC Bank of America NA,
VRDN (a)(d)	6,895,000	6,895,000
Clay County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Nassau
Club Apts. Proj.) 3.28%, LOC Key Bank NA, VRDN (a)(d) .	10,405,000	10,405,000
Clay County Hsg. Fin. Auth. Rev. Participating VRDN Series
BA 00 O, 3.62% (Liquidity Facility Bank of America
NA) (a)(d)(e)	3,680,000	3,680,000

See accompanying notes which are an integral part of the financial statements.

21 Semiannual Report

Fidelity Florida Municipal Money Market Fund
Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount
Florida – continued
Clipper Tax-Exempt Trust Participating VRDN:
Series Clipper 05 17, 3.59% (Liquidity Facility Merrill Lynch
& Co., Inc.) (a)(d)(e)	$10,650,000	$10,650,000
Series Clipper 05 41, 3.55% (Liquidity Facility State Street
Bank & Trust Co., Boston) (a)(d)(e)	10,275,000	10,275,000
Coconut Creek Indl. Dev. Rev. (Elite Aluminum Corp. Proj.)
3.52%, LOC Bank of America NA, VRDN (a)(d)	2,670,000	2,670,000
Collier County Hsg. Fin. Auth. Multi-family Rev.:
(Sawgrass Pines Apts. Proj.) 3.51%, LOC Fannie Mae,
VRDN (a)(d)	6,800,000	6,800,000
(Summer Lakes Phase II Apts. Proj.) 3.26%, LOC Citibank
NA, VRDN (a)(d)	22,000,000	22,000,000
Collier County School Board Ctfs. of Prtn. Participating VRDN:
Series PT 2277, 3.51% (Liquidity Facility Merrill Lynch &
Co., Inc.) (a)(e)	3,895,000	3,895,000
Series PT 2295, 3.51% (Liquidity Facility Merrill Lynch &
Co., Inc.) (a)(e)	6,965,000	6,965,000
Dade County Multi-family Hsg. Rev. (Biscayne View Apts.
Proj.) Series 1993, 3.6% (Monumental Life Ins. Co.
Guaranteed), VRDN (a)(d)	28,475,000	28,475,000
Deltona Util. Sys. Rev. Participating VRDN Series PT 2024,
3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,185,000	5,185,000
Duval County School Board Ctfs. of Prtn. Participating VRDN
Series MS 1246, 3.5% (Liquidity Facility Morgan
Stanley) (a)(e)	6,145,000	6,145,000
Escambia County Hsg. Fin. Auth. Single Family Mtg. Rev.
Participating VRDN:
Series BA 01 C, 3.59% (Liquidity Facility Bank of America
NA) (a)(d)(e)	1,440,000	1,440,000
Series PT 519, 3.54% (Liquidity Facility BNP Paribas
SA) (a)(d)(e)	1,435,000	1,435,000
Escambia County Hsg. Fin. Rev. Participating VRDN Series RF
00 15, 3.62% (Liquidity Facility Bank of New York, New
York) (a)(d)(e)	3,610,000	3,610,000
Florida Board of Ed. Cap. Outlay Participating VRDN:
Series EGL 00 901, 3.51% (Liquidity Facility Citibank NA,
New York) (a)(e)	6,100,000	6,100,000
Series EGL 00 902, 3.51% (Liquidity Facility Citibank NA,
New York) (a)(e)	5,000,000	5,000,000
Series EGL 7050031 Class A, 3.51% (Liquidity Facility
Citibank NA) (a)(e)	3,500,000	3,500,000
Series PT 1223, 3.51% (Liquidity Facility Merrill Lynch &
Co., Inc.) (a)(e)	7,000,000	7,000,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 22

Municipal Securities continued
	Principal	Value (Note 1)
	Amount
Florida – continued
Florida Board of Ed. Cap. Outlay Participating VRDN: -
continued
Series Putters 137, 3.51% (Liquidity Facility JPMorgan
Chase & Co.) (a)(e)	$16,040,000	$16,040,000
Florida Board of Ed. Lottery Rev. Participating VRDN:
Series EGL 01 906 Class A, 3.51% (Liquidity Facility
Citibank NA, New York) (a)(e)	3,000,000	3,000,000
Series PT 1687, 3.51% (Liquidity Facility Merrill Lynch &
Co., Inc.) (a)(e)	16,800,000	16,800,000
Series Putters 222, 3.51% (Liquidity Facility JPMorgan
Chase Bank) (a)(e)	6,500,000	6,500,000
Series ROC II R4521, 3.51% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (a)(e)	2,460,000	2,460,000
Florida Board of Ed. Pub. Ed.:
Bonds Series ROC II R7013, 3.06%, tender 8/3/06
(Liquidity Facility Citibank NA) (a)(e)(f)	3,410,000	3,410,000
Participating VRDN Series SGB 06 63, 3.51% (Liquidity
Facility Societe Generale) (a)(e)	10,800,000	10,800,000
Florida Dept. of Envir. Protection Preservation Rev.
Participating VRDN:
Series Floaters 722, 3.5% (Liquidity Facility Morgan
Stanley) (a)(e)	2,780,000	2,780,000
Series MS 01 634, 3.5% (Liquidity Facility Morgan
Stanley) (a)(e)	16,370,000	16,370,000
Florida Dev. Fin. Corp. Indl. Dev.:
(Axon Circuit, Inc. Proj.) Series 2003 B1, 3.63%, LOC
SunTrust Banks, Inc., VRDN (a)(d)	1,180,000	1,180,000
(Cabinet Connection of the Treasure Coast Proj.) Series
2003 B3, 3.63%, LOC Wachovia Bank NA, VRDN (a)(d)	1,895,000	1,895,000
(The Ultimate Umbrella Co., Inc. Proj.) Series 2003 B3,
3.78%, LOC Wachovia Bank NA, VRDN (a)(d)	760,000	760,000
Florida Division of Bond Fin. Dept. Gen. Svcs. Revs.
Participating VRDN Series MS 00 317, 3.5% (Liquidity
Facility Morgan Stanley) (a)(e)	1,100,000	1,100,000
Florida Gen. Oblig.:
Bonds Series Merlots 05 A22, 3.35%, tender 11/14/06
(Liquidity Facility Wachovia Bank NA) (a)(e)(f)	15,590,000	15,590,000
Participating VRDN Series MS 98 117, 3.5% (Liquidity
Facility Morgan Stanley) (a)(e)	2,245,000	2,245,000
Florida Hsg. Fin. Corp. Participating VRDN Series Clipper 05
40, 3.55% (Liquidity Facility State Street Bank & Trust Co.,
Boston) (a)(d)(e)	7,319,000	7,319,000

See accompanying notes which are an integral part of the financial statements.

23 Semiannual Report

Fidelity Florida Municipal Money Market Fund
Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount
Florida – continued
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Avalon Reserve Apts. Proj.) Series 2003 R1, 3.51%, LOC
Fannie Mae, VRDN (a)(d)	$7,500,000	$7,500,000
(Grande Court at North Port Apts. Proj.) Series 2004 E,
3.52%, LOC Fannie Mae, VRDN (a)(d)	6,100,000	6,100,000
(Mill Creek Apts. Proj.) 3.51%, LOC Fannie Mae,
VRDN (a)(d)	14,000,000	14,000,000
(Pinnacle Grove Apts. Proj.) Series 2003 A, 3.51%, LOC
Fannie Mae, VRDN (a)(d)	8,000,000	8,000,000
(Pinnacle Pointe Apts. Proj.) Series 2003 N, 3.27%, LOC
Citibank NA, New York, VRDN (a)(d)	7,400,000	7,400,000
Florida Hsg. Fin. Corp. Rev.:
Participating VRDN:
Series BA 00 J, 3.59% (Liquidity Facility Bank of America
NA) (a)(d)(e)	1,975,000	1,975,000
Series LB 04 L74J, 3.36% (Liquidity Facility Lehman
Brothers Hldgs., Inc.) (a)(d)(e)	6,640,000	6,640,000
Series LB 04 L9, 3.36% (Liquidity Facility Lehman Brothers
Hldgs., Inc.) (a)(d)(e)	8,015,000	8,015,000
Series Putters 1336, 3.54% (Liquidity Facility JPMorgan
Chase & Co.) (a)(d)(e)	11,900,000	11,900,000
Series Putters 1340, 3.54% (Liquidity Facility JPMorgan
Chase & Co.) (a)(d)(e)	15,000,000	15,000,000
(Riverside Apts. Proj.) Series 2000 1, 3.26%, LOC Bank of
America NA, VRDN (a)(d)	5,735,000	5,735,000
(Stuart Pointe Apts. Proj.) Series B1, 3.27%, LOC SunTrust
Banks, Inc., VRDN (a)(d)	3,500,000	3,500,000
(Tuscany Lakes Apts. Proj.) Series 2002 K1, 3.55%, LOC
Fannie Mae, VRDN (a)(d)	4,000,000	4,000,000
(Valencia Village Apts. Proj.) Series G, 3.25%, LOC Fannie
Mae, VRDN (a)(d)	11,755,000	11,755,000
(Waterford Pointe Apts. Proj.) Series 2000 E1, 3.51%, LOC
Fannie Mae, VRDN (a)(d)	8,155,000	8,155,000
Florida Local Govt. Fin. Auth. Rev. Series B, 3.75% 7/26/06,
LOC Wachovia Bank NA, CP (d)	1,399,000	1,399,000
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Participating VRDN:
Series PA 535, 3.55% (Liquidity Facility Merrill Lynch &
Co., Inc.) (a)(d)(e)	9,595,000	9,595,000
Series PT 1981, 3.51% (Liquidity Facility Merrill Lynch &
Co., Inc.) (a)(e)	4,995,000	4,995,000
Series PT 2319, 3.55% (Liquidity Facility Merrill Lynch &
Co., Inc.) (a)(d)(e)	5,160,000	5,160,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 24

Municipal Securities continued
	Principal	Value (Note 1)
	Amount
Florida – continued
Greater Orlando Aviation Auth. Arpt. Facilities Rev.: -
continued
Series 2002 E, 3.25% (FSA Insured), VRDN (a)(d)	$29,910,000	$29,910,000
Series 2003 B:
3.58% 8/1/06, LOC Bayerische Landesbank
Girozentrale, LOC State Street Bank & Trust Co.,
Boston, CP (d)	4,300,000	4,300,000
3.6% 8/1/06, LOC Bayerische Landesbank Girozentrale,
LOC State Street Bank & Trust Co., Boston, CP (d)	2,000,000	2,000,000
3.63% 8/2/06, LOC Bayerische Landesbank
Girozentrale, LOC State Street Bank & Trust Co.,
Boston, CP (d)	18,200,000	18,200,000
Highlands County Ind. Dev. Auth. (Amerikan LLC Proj.) 3.27%,
LOC SunTrust Banks, Inc., VRDN (a)(d)	8,000,000	8,000,000
Hillsborough County Aviation Auth. Rev. Participating VRDN:
Series Merlots 03 A18, 3.3% (Liquidity Facility Wachovia
Bank NA) (a)(d)(e)	3,550,000	3,550,000
Series PT 2723, 3.55% (Liquidity Facility Dexia Cr. Local de
France) (a)(d)(e)	3,490,000	3,490,000
Series PT 2725, 3.55% (Liquidity Facility Merrill Lynch &
Co., Inc.) (a)(d)(e)	5,290,000	5,290,000
Series Putters 930, 3.51% (Liquidity Facility JPMorgan
Chase & Co.) (a)(e)	3,685,000	3,685,000
Hillsborough County Hsg. Fin. Auth. Multi-family Rev.:
(Grande Oaks Apts. Proj.) Series A, 3.51%, LOC SunTrust
Banks, Inc., VRDN (a)(d)	7,300,000	7,300,000
(Lakewood Shores Apt. Proj.) Series 2000 A, 3.26%, LOC
Bank of America NA, VRDN (a)(d)	7,205,000	7,205,000
(Meridian Pointe Apts. Proj.) 3.25%, LOC Citibank NA,
VRDN (a)(d)	13,200,000	13,200,000
(Mobley Park Apts. Proj.) Series A, 3.53%, LOC Freddie
Mac, VRDN (a)(d)	8,000,000	8,000,000
(Morgan Creek Apts. Proj.) 3.51%, LOC Fannie Mae,
VRDN (a)(d)	12,700,000	12,700,000
(Royal Palm Key Apts. Proj.) 3.25%, LOC Fannie Mae,
VRDN (a)(d)	7,630,000	7,630,000
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Vigo
Importing Co. Proj.):
3.42%, LOC Bank of America NA, VRDN (a)(d)	600,000	600,000
3.57%, LOC Bank of America NA, VRDN (a)(d)	20,000	20,000
Hillsborough County Port District Participating VRDN Series PT
2571, 3.54% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(d)(e)	4,365,000	4,365,000

See accompanying notes which are an integral part of the financial statements.

25 Semiannual Report

Fidelity Florida Municipal Money Market Fund
Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount
Florida – continued
Hollywood Wtr. & Swr. Rev. Participating VRDN Series ROC II
R4055, 3.51% (Liquidity Facility Citigroup Global Markets
Hldgs., Inc.) (a)(e)	$2,745,000	$2,745,000
Indian River County Hosp. District Hosp. Rev.:
Bonds (Indian River Memorial Hosp. Proj.):
Series 1988, 3.63% tender 9/5/06, LOC Wachovia Bank
NA, CP mode	11,800,000	11,800,000
Series 1989, 3.63% tender 9/5/06, LOC Wachovia Bank
NA, CP mode	5,250,000	5,250,000
Series 1990, 3.63% tender 9/5/06, LOC Wachovia Bank
NA, CP mode	4,500,000	4,500,000
Series 1985, 3.36%, LOC Wachovia Bank NA, VRDN (a) .	12,700,000	12,700,000
Jacksonville Aviation Auth. Rev. 3.23% (FGIC Insured),
VRDN (a)(d)	20,500,000	20,500,000
Jacksonville Econ. Dev. (Holland Sheltair Aviation Group Proj.)
3.55%, LOC Mellon Bank NA, Pittsburgh, VRDN (a)(d)	2,100,000	2,100,000
Jacksonville Econ. Dev. Commission Indl. Dev. Rev. (STI Proj.)
Series 2002, 3.52%, LOC Bank of America NA,
VRDN (a)(d)	3,675,000	3,675,000
Jacksonville Elec. Auth. Rev. Series C1:
3.65% 9/5/06 (Liquidity Facility JPMorgan Chase Bank), CP	18,506,000	18,506,000
3.65% 9/8/06 (Liquidity Facility JPMorgan Chase Bank), CP	18,700,000	18,700,000
Jacksonville Hsg. Fin. Auth. Multi-family Hsg. Rev.:
(Brookwood Forest Apts. Proj.) 3.26%, LOC JPMorgan
Chase Bank, VRDN (a)(d)	2,500,000	2,500,000
(Christine Cove Apts. Proj.) 3.27%, LOC Fed. Home Ln.
Bank, San Francisco, VRDN (a)(d)	3,000,000	3,000,000
JEA Wtr. & Swr. Sys. Rev. Participating VRDN Series PT 2173,
3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	2,065,000	2,065,000
Lee County Arpt. Rev. Participating VRDN:
Series Floaters 01 580X, 3.53% (Liquidity Facility Morgan
Stanley) (a)(d)(e)	6,995,000	6,995,000
Series MS 01 811, 3.53% (Liquidity Facility Morgan
Stanley) (a)(d)(e)	3,000,000	3,000,000
Series ROC II R14, 3.54% (Liquidity Facility Citibank
NA) (a)(d)(e)	6,870,000	6,870,000
Lee County Hosp. Board of Directors Hosp. Rev. (Lee Memorial
Health Sys. Proj.) Series 1992 B, 3.26%, VRDN (a)	21,200,000	21,200,000
Lee County Indl. Dev. Auth. Util. Sys. Rev. (North Fort Myers
Util., Inc. Proj.) Series A, 3.27%, LOC SunTrust Banks, Inc.,
VRDN (a)(d)	13,240,000	13,240,000
Leesburg Hosp. Rev. (Leesburg Reg’l. Med. Ctr. Proj.) 3.53%
(Radian Asset Assurance, Inc. Insured), VRDN (a)	15,000,000	15,000,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 26

Municipal Securities continued
	Principal	Value (Note 1)
	Amount
Florida – continued
Manatee County Hsg. Fin. Auth. Multi-family Hsg. Rev.:
(Centre Court Apts. Proj.) Series 2000 A, 3.26%, LOC
SunTrust Banks, Inc., VRDN (a)(d)	$3,550,000	$3,550,000
(Sabal Palm Harbour Apt. Proj.):
Series 2000 A, 3.28%, LOC Bank of America NA,
VRDN (a)(d)	3,070,000	3,070,000
Series B, 3.28%, LOC Bank of America NA, VRDN (a)(d)	3,560,000	3,560,000
Marion Co. Indl. Dev. Auth. Idr (Ocala Recycling, Inc. Proj.)
3.53%, LOC Wachovia Bank NA, VRDN (a)(d)	5,000,000	5,000,000
Miami-Dade County Aviation Rev.:
Participating VRDN:
Series EGL 06 40 Class A, 3.55% (Liquidity Facility
Citibank NA) (a)(d)(e)	2,475,000	2,475,000
Series EGL 06 60 Class A, 3.55% (Liquidity Facility
Citibank NA) (a)(d)(e)	4,950,000	4,950,000
Series LB O5 L23, 3.33% (Liquidity Facility Lehman
Brothers Hldgs., Inc.) (a)(d)(e)	7,655,000	7,655,000
Series MS 06 1303, 3.53% (Liquidity Facility Morgan
Stanley) (a)(d)(e)	8,650,000	8,650,000
Series MS 06 1326, 3.53% (Liquidity Facility Morgan
Stanley) (a)(d)(e)	8,895,000	8,895,000
Series MS 1253, 3.53% (Liquidity Facility Morgan
Stanley) (a)(d)(e)	2,500,000	2,500,000
Series PT 3246, 3.55% (Liquidity Facility Merrill Lynch &
Co., Inc.) (a)(d)(e)	1,225,000	1,225,000
Series PT 3247, 3.55% (Liquidity Facility Merrill Lynch &
Co., Inc.) (a)(d)(e)	15,800,000	15,800,000
Series ROC II R 525, 3.55% (Liquidity Facility Citibank
NA) (a)(d)(e)	8,700,000	8,700,000
Series 2005 A:
3.5% 8/4/06, LOC BNP Paribas SA, LOC Dexia Cr. Local
de France, CP (d)	14,324,000	14,324,000
3.56% 8/4/06, LOC BNP Paribas SA, LOC Dexia Cr.
Local de France, CP (d)	13,500,000	13,500,000
3.6% 9/5/06, LOC BNP Paribas SA, LOC Dexia Cr. Local
de France, CP (d)	6,513,000	6,513,000
3.76% 9/26/06, LOC BNP Paribas SA, LOC Dexia Cr.
Local de France, CP (d)	4,500,000	4,500,000
Miami-Dade County Cap. Asset Acquisition Participating
VRDN:
Series PT 3268, 3.51% (Liquidity Facility Merrill Lynch &
Co., Inc.) (a)(e)	3,985,000	3,985,000

See accompanying notes which are an integral part of the financial statements.

27 Semiannual Report

Fidelity Florida Municipal Money Market Fund
Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount
Florida – continued
Miami-Dade County Cap. Asset Acquisition Participating
VRDN: – continued
Series TOC 05 Z9, 3.54% (Liquidity Facility Goldman Sachs
Group, Inc.) (a)(e)	$14,285,000	$14,285,000
Miami-Dade County Edl. Facilities Auth. Rev. Participating
VRDN Series PT 2078, 3.51% (Liquidity Facility Merrill
Lynch & Co., Inc.) (a)(e)	5,765,000	5,765,000
Miami-Dade County Expressway Auth. Participating VRDN:
Series Putters 01 160, 3.51% (Liquidity Facility JPMorgan
Chase Bank) (a)(e)	7,995,000	7,995,000
Series Putters 1339, 3.54% (Liquidity Facility Deutsche
Postbank Ag) (a)(e)	2,550,000	2,550,000
Miami-Dade County Health Facilities Auth. Hosp. Rev.
Participating VRDN Series Putters 208, 3.51% (Liquidity
Facility JPMorgan Chase Bank) (a)(e)	6,775,000	6,775,000
Miami-Dade County Hsg. Fin. Auth. Bonds Series Merlots 00
HHH, 3.32%, tender 11/7/06 (Liquidity Facility Wachovia
Bank NA) (a)(d)(e)(f)	5,640,000	5,640,000
Miami-Dade County Hsg. Fin. Auth. Multi-family Mtg. Rev.
(22nd Avenue Apartments, 183rd Street Apartments &
187th Street Apartments Proj.) Series 2003 3, 3.26%, LOC
Citibank NA, VRDN (a)(d)	8,700,000	8,700,000
Miami-Dade County Indl. Dev. Auth. Rev.:
(Airis Miami LLC Proj.) Series 1999 A, 3.5% (AMBAC
Insured), VRDN (a)(d)	14,450,000	14,450,000
(Badia Spices, Inc. Proj.) 3.52%, LOC Bank of America NA,
VRDN (a)(d)	5,400,000	5,400,000
(Cigarette Boats Racing Team Proj.) 3.52%, LOC Bank of
America NA, VRDN (a)(d)	2,440,000	2,440,000
(Tarmac America Proj.) 3.52%, LOC Bank of America NA,
VRDN (a)(d)	3,200,000	3,200,000
Miami-Dade County Pub. Svc. Tax Rev. Participating VRDN
Series MSTC 02 9043, 3.26% (Liquidity Facility Bear
Stearns Companies, Inc.) (a)(e)	6,800,000	6,800,000
Miami-Dade County School Board Ctfs. of Prtn. Participating
VRDN:
Series EGL 06 71 Class A, 3.51% (Liquidity Facility Citibank
NA) (a)(e)	7,900,000	7,900,000
Series Putters 534, 3.51% (Liquidity Facility JPMorgan
Chase Bank) (a)(e)	3,195,000	3,195,000
Miami-Dade County Stormwater Util. Rev. Bonds Series Putters
1086, 3.6%, tender 8/24/06 (Liquidity Facility JPMorgan
Chase & Co.) (a)(e)(f)	3,910,000	3,910,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 28

Municipal Securities continued
	Principal	Value (Note 1)
	Amount
Florida – continued
Ocean Hwy. & Port Auth. Rev. Series 1990:
3.33%, LOC Wachovia Bank NA, VRDN (a)(d)	$1,600,000	$1,600,000
3.33%, LOC Wachovia Bank NA, VRDN (a)(d)	1,700,000	1,700,000
Orange County Health Facilities Auth. Rev. (Presbyterian
Retirement Cmnty., Inc. Proj.):
Series 2006 A, 3.53% (Radian Asset Assurance, Inc.
Insured), VRDN (a)	13,500,000	13,500,000
Series 2006 B, 3.53% (Radian Asset Assurance, Inc.
Insured), VRDN (a)	11,300,000	11,300,000
Orange County Hsg. Fin. Auth. Homeowner Rev. Participating
VRDN:
Series MT 118, 3.55% (Liquidity Facility Merrill Lynch &
Co., Inc.) (a)(d)(e)	2,000,000	2,000,000
Series MT 164, 3.55% (Liquidity Facility Merrill Lynch &
Co., Inc.) (a)(d)(e)	10,715,000	10,715,000
Series PT 2411, 3.55% (Liquidity Facility Merrill Lynch &
Co., Inc.) (a)(d)(e)	15,200,000	15,200,000
Series PT 919, 3.52% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(e)	5,485,000	5,485,000
Orange County Hsg. Fin. Auth. Multi-family Rev.:
(Alta Westgate Apts. Proj.) Series C, 3.26%, LOC Citibank
NA, VRDN (a)(d)	6,920,000	6,920,000
(Osprey Ridge Apts. Proj.) Series 2000 H, 3.51%, LOC
Fannie Mae, VRDN (a)(d)	8,360,000	8,360,000
(West Point Villas Apt. Proj.) Series 2000 F, 3.51%, LOC
Fannie Mae, VRDN (a)(d)	5,750,000	5,750,000
Orange County Indl. Dev. Auth. Indl. Dev. Rev. (Advanced
Drainage Sys., Inc. Proj.) 3.58%, LOC Nat’l. City Bank,
VRDN (a)(d)	2,475,000	2,475,000
Orange County School Board Ctfs. of Prtn. Participating
VRDN:
Series Putters 738, 3.51% (Liquidity Facility JPMorgan
Chase & Co.) (a)(e)	1,745,000	1,745,000
Series ROC II R7020, 3.51% (Liquidity Facility Citibank
NA) (a)(e)	5,790,000	5,790,000
Orlando & Orange County Expressway Auth. Rev.
Participating VRDN Series Putters 1345, 3.51% (Liquidity
Facility Deutsche Postbank Ag) (a)(e)	5,000,000	5,000,000
Osceola County Hsg. Fin. Auth. Multi-family Rev. (Regatta Bay
Apts. Proj.) Series A, 3.26%, LOC Fannie Mae, VRDN (a)(d)	5,600,000	5,600,000
Palm Beach County Arpt. Sys. Rev. Participating VRDN Series
MS 06 1377, 3.28% (Liquidity Facility Morgan
Stanley) (a)(d)(e)	4,425,000	4,425,000

See accompanying notes which are an integral part of the financial statements.

29 Semiannual Report

Fidelity Florida Municipal Money Market Fund
Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount
Florida – continued
Palm Beach County Edl. Facilities Auth. (Atlantic College Proj.)
Series 2001, 3.52%, LOC Bank of America NA, VRDN (a) $	5,700,000	$5,700,000
Palm Beach County Hsg. Fin. Auth. Multi-family Hsg. Rev.:
(Emerald Bay Club Apts. Proj.) 3.5%, LOC Wachovia Bank
NA, VRDN (a)	6,500,000	6,500,000
(Renaissance Apts. Proj.) 3.25%, LOC Fannie Mae,
VRDN (a)(d)	18,500,000	18,500,000
Palm Beach County Rev. (Zoological Society of Palm Beach
Proj.) 3.52%, LOC Northern Trust Co., Chicago, VRDN (a) .	3,900,000	3,900,000
Palm Beach County School District 3.65% 8/3/06, LOC Bank
of America NA, CP	5,000,000	5,000,000
Pasco County Indl. Dev. Rev. (Pacific Med., Inc. Proj.) Series
1999, 3.57%, LOC Bank of America NA, VRDN (a)(d)	2,055,000	2,055,000
Pinellas County Hsg. Fin. Auth. Single Family Hsg. Rev.
Participating VRDN Series FRRI 03 L10J, 3.36% (Liquidity
Facility Lehman Brothers Hldgs., Inc.) (a)(d)(e)	2,975,000	2,975,000
Pinellas County Hsg. Fin. Auth. Single Family Mortgage Rev.
Participating VRDN:
Series CDC 04 4 Class A, 3.55% (Liquidity Facility CDC
Fin. CDC IXIS) (a)(d)(e)	5,090,000	5,090,000
Series MT 66, 3.55% (Liquidity Facility Landesbank
Hessen-Thuringen) (a)(d)(e)	15,765,000	15,765,000
Series MT 9, 3.55% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(d)(e)	4,795,000	4,795,000
Series PT 2239, 3.55% (Liquidity Facility Merrill Lynch &
Co., Inc.) (a)(d)(e)	8,700,000	8,700,000
Pinellas County Indl. Council Indl. Dev. Rev. (Hunter Douglas,
Inc. Proj.) 3.52%, LOC ABN AMRO Bank NV, VRDN (a)(d)	2,100,000	2,100,000
Polk County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Cambridge
Cove Apts. Proj.) Series 2001, 3.26%, LOC Fannie Mae,
VRDN (a)(d)	3,900,000	3,900,000
Port of Saint Lucie Util. Rev. Participating VRDN Series PZ 91,
3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	3,065,000	3,065,000
Putnam County Dev. Auth. Poll. Cont. Rev. (Seminole Elec.
Coop., Inc. Proj.):
Series 1984 H1, 3.38% (Nat’l. Rural Utils. Coop. Fin. Corp.
Guaranteed), VRDN (a)	12,565,000	12,565,000
Series 1984 H2, 3.38% (Nat’l. Rural Utils. Coop. Fin. Corp.
Guaranteed), VRDN (a)	9,165,000	9,165,000
Series 1984 S, 3.38% (Nat’l. Rural Utils. Coop. Fin. Corp.
Guaranteed), VRDN (a)	3,940,000	3,940,000
Saint Johns County Hsg. Fin. Auth. Multifamily Hsg. Rev.:
(Ponce Hbr. Apts. Proj.) 3.25%, LOC Fannie Mae,
VRDN (a)(d)	6,000,000	6,000,000
See accompanying notes which are an integral part of the financial statements.

Semiannual Report 30

Municipal Securities continued
	Principal	Value (Note 1)
	Amount
Florida – continued
Saint Johns County Hsg. Fin. Auth. Multifamily Hsg. Rev.: -
continued
(Summerset Village Proj.) 3.53%, LOC SunTrust Banks, Inc.,
VRDN (a)(d)	$10,740,000	$10,740,000
Saint Johns County Sales Tax Rev. Participating VRDN Series
ROC II R 2142, 3.51% (Liquidity Facility Citigroup Global
Markets Hldgs., Inc.) (a)(e)	5,350,000	5,350,000
Saint Johns County Wtr. & Swr. Rev. Participating VRDN
Series PZ 90, 3.55% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(e)	2,880,000	2,880,000
Saint Petersburg Cap. Impt. Rev. (Arpt. Proj.) Series 1997 C,
3.52%, LOC SunTrust Banks, Inc., VRDN (a)(d)	500,000	500,000
Sarasota County Util. Sys. Rev. Participating VRDN:
Series PT 1559, 3.51% (Liquidity Facility Merrill Lynch &
Co., Inc.) (a)(e)	1,515,000	1,515,000
Series Putters 852, 3.51% (Liquidity Facility JPMorgan
Chase Bank) (a)(e)	4,510,000	4,510,000
Seminole County School Board Ctfs. of Prtn. Participating
VRDN Series ROC II R4537, 3.51% (Liquidity Facility
Citigroup Global Markets Hldgs., Inc.) (a)(e)	5,695,000	5,695,000
Sunshine State Govt. Fing. Commission Rev.:
Series 2001 G, 3.55% 8/17/06 (FGIC Insured), CP (d)	1,000,000	1,000,000
Series G:
3.51% 8/10/06 (FGIC Insured), CP	18,980,000	18,980,000
3.56% 8/2/06 (FGIC Insured), CP (d)	16,900,000	16,900,000
3.66% 9/5/06 (FGIC Insured), CP (d)	4,000,000	4,000,000
3.66% 9/7/06 (FGIC Insured), CP (d)	17,100,000	17,100,000
Series I, 3.7% 9/8/06 (CIFG North America Insured),
CP (d)	10,000,000	10,000,000
Tallahassee Cap. Rev. Participating VRDN:
Series Putters 606, 3.51% (Liquidity Facility JPMorgan
Chase & Co.) (a)(e)	2,590,000	2,590,000
Series Putters 607, 3.51% (Liquidity Facility JPMorgan
Chase Bank) (a)(e)	2,290,000	2,290,000
Tamarac Indl. Dev. Rev. (Fazio Hldgs. LP Proj.) Series 2000,
3.58%, LOC Wachovia Bank NA, VRDN (a)(d)	4,000,000	4,000,000
Tampa Bay Wtr. Util. Sys. Rev.:
Participating VRDN:
Series Merlots 01 A130, 3.25% (Liquidity Facility
Wachovia Bank NA) (a)(e)	9,905,000	9,905,000
Series MS 98 112, 3.5% (Liquidity Facility Morgan
Stanley) (a)(e)	5,745,000	5,745,000
3.52%, LOC Bank of America NA, VRDN (a)(d)	10,315,000	10,315,000

See accompanying notes which are an integral part of the financial statements.

31 Semiannual Report

Fidelity Florida Municipal Money Market Fund
Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount
Florida – continued
Univ. of North Florida Foundation, Inc. Rev. 3.57%, LOC
Wachovia Bank NA, VRDN (a)	$2,000,000	$2,000,000
Volusia County Edl. Facilities Auth. Rev. Participating VRDN
Series Putters 886, 3.51% (Liquidity Facility JPMorgan
Chase & Co.) (a)(e)	3,330,000	3,330,000
Volusia County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Saxon
Trace Apts. Proj.) 3.25%, LOC Fannie Mae, VRDN (a)(d)	9,500,000	9,500,000
Volusia County Tourist Dev. Tax Rev. Participating VRDN Series
MS 979, 3.5% (Liquidity Facility Morgan Stanley) (a)(e)	22,507,000	22,507,000
		1,407,183,000

Georgia – 0.7%
Clayton County Dev. Auth. Spl. Facilities Rev. (Delta Air Lines,
Inc. Proj.):
Series 2000 B, 3.36%, LOC Gen. Elec. Cap. Corp.,
VRDN (a)(d)	3,290,000	3,290,000
Series 2000 C, 3.36%, LOC Gen. Elec. Cap. Corp.,
VRDN (a)(d)	2,800,000	2,800,000
Paulding County Indl. Bldg. Auth. Rev. (Cadillac Products, Inc.
Proj.) Series 1994, 3.57%, LOC JPMorgan Chase Bank,
VRDN (a)(d)	840,000	840,000
Washington Wilkes Payroll Dev. Auth. Rev. Participating
VRDN Series PZ 97, 3.55% (Liquidity Facility Merrill Lynch
& Co., Inc.) (a)(e)	5,295,000	5,295,000
		12,225,000

Illinois – 1.5%
Belvidere Indl. Dev. Rev. (R&D Thiel, Inc. Proj.) Series 1996,
3.57%, LOC U.S. Bank NA, Minnesota, VRDN (a)(d)	1,500,000	1,500,000
Chicago O’Hare Int’l. Arpt. Rev. Participating VRDN Series
ROC II R70, 3.55% (Liquidity Facility Citibank NA) (a)(d)(e)	2,100,000	2,100,000
Illinois Dev. Fin. Auth. Indl. Dev. Rev. (Camcraft Proj.) Series
1993, 3.46%, LOC JPMorgan Chase Bank, VRDN (a)(d)	100,000	100,000
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.
Participating VRDN:
Series GS 06 6Z, 3.54% (Liquidity Facility Goldman Sachs
Group, Inc.) (a)(e)	10,000,000	10,000,000
Series TOC 06 Z14, 3.54% (Liquidity Facility Goldman
Sachs Group, Inc.) (a)(e)	2,600,000	2,600,000
Puttable Floating Option Tax Receipts Participating VRDN
Series PZP 6, 3.6% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(e)	2,595,000	2,595,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 32

Municipal Securities continued
	Principal	Value (Note 1)
	Amount
Illinois – continued
Will County Cmnty. Unit School District #365, Valley View
Participating VRDN Series TOC 06 Z10, 3.54% (Liquidity
Facility Goldman Sachs Group, Inc.) (a)(e)	$2,060,000	$2,060,000
Will County School District #122 Participating VRDN Series
PZ 59, 3.55% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(e)	5,250,000	5,250,000
		26,205,000

Indiana – 0.3%
Indiana Office Bldg. Commission Facilities Rev. Series A,
3.55% 8/4/06, LOC JPMorgan Chase Bank, CP	2,000,000	2,000,000
Indianapolis Econ. Dev. Rev. (US LLC Proj.) Series 1996,
3.85%, LOC JPMorgan Chase Bank, VRDN (a)(d)	75,000	75,000
Indianapolis Local Pub. Impt. Bond Bank Participating VRDN
Series MACN 05 P, 3.55% (Liquidity Facility Bank of
America NA) (a)(d)(e)	3,125,000	3,125,000
Lebanon Econ. Dev. Rev. (White Castle Sys., Inc. Proj.) 3.65%,
LOC JPMorgan Chase Bank, VRDN (a)(d)	255,000	255,000
		5,455,000

Kentucky 0.3%
Kenton County Arpt. Board Arpt. Rev. Participating VRDN
Series FRRI 02 L15, 3.36% (Liquidity Facility Lehman
Brothers Hldgs., Inc.) (a)(d)(e)	5,000,000	5,000,000
Louisiana – 1.9%
East Baton Rouge Mtg. Fing. Auth. Single Family Rev.
Participating VRDN Series MS 973, 3.55% (Liquidity Facility
Morgan Stanley) (a)(d)(e)	3,245,000	3,245,000
Louisiana Hsg. Fin. Agcy. Mtg. Rev.:
Participating VRDN Series MS 1066, 3.55% (Liquidity
Facility Morgan Stanley) (a)(d)(e)	1,132,500	1,132,500
Participating VRDN Series Clipper 05 11, 3.56% (Liquidity
Facility State Street Bank & Trust Co., Boston) (a)(d)(e)	3,517,000	3,517,000
Louisiana Pub. Facilities Auth. Rev. (Air Products & Chemicals,
Inc. Proj.):
3.28%, VRDN (a)(d)	6,250,000	6,250,000
3.28%, VRDN (a)(d)	5,000,000	5,000,000
West Baton Rouge Parish Indl. District #3 Rev.:
Bonds (Dow Chemical Co. Proj.) Series 1991, 3.7% tender
7/26/06, CP mode	3,300,000	3,300,000
(Dow Chemical Co. Proj.):
Series 1993, 3.7%, VRDN (a)(d)	3,800,000	3,800,000

See accompanying notes which are an integral part of the financial statements.

33 Semiannual Report

Fidelity Florida Municipal Money Market Fund
Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount
Louisiana – continued
West Baton Rouge Parish Indl. District #3 Rev.: – continued
(Dow Chemical Co. Proj.):
Series 1994 B, 3.65%, VRDN (a)	$2,000,000	$2,000,000
Series 1995, 3.7%, VRDN (a)(d)	5,150,000	5,150,000
		33,394,500

Maine – 0.1%
Maine Hsg. Auth. Gen. Hsg. Rev. Participating VRDN Series
MT 185, 3.55% (Liquidity Facility Landesbank
Hessen-Thuringen) (a)(d)(e)	2,205,000	2,205,000
Maryland 0.3%
Montgomery County Hsg. Opportunity Commission Single
Family Mtg. Rev. Participating VRDN Series MT 89, 3.55%
(Liquidity Facility Landesbank Hessen-Thuringen) (a)(d)(e)	5,970,000	5,970,000
Michigan – 0.1%
Wayne County Arpt. Auth. Rev. Participating VRDN Series MT
115, 3.55% (Liquidity Facility Svenska Handelsbanken
AB) (a)(d)(e)	2,735,000	2,735,000
Minnesota 0.1%
Minneapolis & Saint Paul Hsg. Fin. Board Rev. Participating
VRDN Series MT 118, 3.55% (Liquidity Facility Landesbank
Hessen-Thuringen) (a)(d)(e)	1,745,000	1,745,000
Missouri – 0.3%
Missouri Higher Ed. Ln. Auth. Student Ln. Rev.:
Series 2006 C, 3.52% (MBIA Insured), VRDN (a)(d)	2,200,000	2,200,000
Series 2006 E, 3.52% (MBIA Insured), VRDN (a)(d)	3,750,000	3,750,000
		5,950,000

Nevada 0.5%
Director of State Dept. Bus. & Ind. Solid Waste Disp. Rev.
(Republic Svcs., Inc. Proj.) 3.72%, VRDN (a)(d)	2,600,000	2,600,000
Nevada Director of Dept. Commerce Indl. Dev. Rev. (Primex
Corp. Proj.) 3.85%, LOC JPMorgan Chase Bank,
VRDN (a)(d)	395,000	395,000
Reno Sales Tax Rev. Participating VRDN Series GS 06 3G,
3.53% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(e)	5,825,000	5,825,000
		8,820,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 34

Municipal Securities continued
	Principal	Value (Note 1)
	Amount
New Hampshire – 0.8%
Clipper Tax-Exempt Trust Participating VRDN Series Clipper
05 3, 3.56% (Liquidity Facility State Street Bank & Trust Co.,
Boston) (a)(d)(e)	$ 4,068,000	$ 4,068,000
New Hampshire Bus. Fin. Auth. Exempt Facilities Rev. (Waste
Mgmt. of New Hampshire, Inc. Proj.) 3.53%, LOC
Wachovia Bank NA, VRDN (a)(d)	10,500,000	10,500,000
		14,568,000

New Mexico – 0.2%
New Mexico Mtg. Fin. Auth. Participating VRDN Series
Clipper 05 15, 3.56% (Liquidity Facility State Street Bank &
Trust Co., Boston) (a)(d)(e)	4,100,000	4,100,000
New York & New Jersey – 0.9%
Port Auth. of New York & New Jersey Participating VRDN
Series EGL 06 107 Class A, 3.54% (Liquidity Facility
Citibank NA) (a)(d)(e)	15,600,000	15,600,000
Non State Specific 0.2%
Clipper Tax-Exempt Trust Participating VRDN Series Clipper
04 11, 3.6% (Liquidity Facility State Street Bank & Trust Co.,
Boston) (a)(d)(e)	3,164,000	3,164,000
North Carolina – 0.3%
Gaston County Indl. Facilities & Poll. Cont. Fing. Auth. Rev.
(Duke Energy Corp. Proj.) Series 1999, 3.68%, VRDN (a)(d)	1,900,000	1,900,000
North Carolina Hsg. Fin. Agcy. Home Ownership Rev.
Participating VRDN:
Series FRRI 03 L17, 3.36% (Liquidity Facility Lehman
Brothers Hldgs., Inc.) (a)(d)(e)	1,900,000	1,900,000
Series LB 03 L44J, 3.39% (Liquidity Facility Lehman Brothers
Hldgs., Inc.) (a)(d)(e)	1,700,000	1,700,000
		5,500,000

North Dakota 0.1%
Hebron Indl. Dev. Rev. (Dacco, Inc. Proj.) 3.57%, LOC U.S.
Bank NA, Minnesota, VRDN (a)(d)	1,100,000	1,100,000
Ohio – 0.2%
Ohio Solid Waste Rev. (Republic Svcs., Inc. Proj.) 3.77%,
VRDN (a)(d)	1,300,000	1,300,000
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev. (Ohio Edison Co.
Proj.) Series 1999 A, 3.35%, VRDN (a)	2,400,000	2,400,000
Summit County Indl. Dev. Rev. (Ganzhorn Properties Proj.)
3.85%, LOC JPMorgan Chase Bank, VRDN (a)(d)	590,000	590,000
		4,290,000

See accompanying notes which are an integral part of the financial statements.

35 Semiannual Report

Fidelity Florida Municipal Money Market Fund
Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount
Oklahoma – 0.2%
Oklahoma Hsg. Fin. Agcy. Single Family Mtg. Rev.
Participating VRDN Series LB 03 L29J, 3.36% (Liquidity
Facility Lehman Brothers Hldgs., Inc.) (a)(d)(e)	$3,455,000	$ 3,455,000
Oregon – 0.4%
Oregon Homeowner Rev. Participating VRDN Series MT 228,
3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e) .	3,970,000	3,970,000
Portland Econ. Dev. Rev. (Columbia Aluminum Recycling Proj.)
3.35%, LOC U.S. Bank NA, Minnesota, VRDN (a)(d)	2,400,000	2,400,000
		6,370,000

Pennsylvania – 1.0%
Allegheny County Indl. Dev. Auth. Rev. (UPMC Children’s
Hosp. Proj.) Series 2004 A, 3.6%, VRDN (a)	3,600,000	3,600,000
Cambria County Ind. Dev. Auth. (Cambria Cogen Co. Proj.)
Series 1998 A1, 3.42%, LOC Bayerische Hypo-und
Vereinsbank AG, VRDN (a)(d)	7,300,000	7,300,000
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev.
(Waste Mgmt., Inc. Proj.) 3.72%, VRDN (a)(d)	1,600,000	1,600,000
Pennsylvania Higher Ed. Assistance Agcy. Student Ln. Rev.
Series 1988 A, 3.23% (AMBAC Insured), VRDN (a)(d)	5,000,000	5,000,000
		17,500,000

South Carolina – 0.6%
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.)
Series A, 3.65%, VRDN (a)	2,600,000	2,600,000
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev. Participating
VRDN Series BA 01 L, 3.62% (Liquidity Facility Bank of
America NA) (a)(d)(e)	2,595,000	2,595,000
South Carolina Jobs Econ. Dev. Auth. Econ. Dev. Rev.
(Mohawk Ind., Inc. Proj.) Series 1997 B, 3.57%, LOC
Wachovia Bank NA, VRDN (a)(d)	1,200,000	1,200,000
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.)
3.75% tender 7/3/06, CP mode	5,100,000	5,100,000
		11,495,000

South Dakota 0.3%
South Dakota Hsg. Dev. Auth. Participating VRDN:
Series LB 04 L34J, 3.39% (Liquidity Facility Lehman Brothers
Hldgs., Inc.) (a)(d)(e)	2,205,000	2,205,000
Series LB 04 L67 3.39% (Liquidity Facility Lehman Brothers
Hldgs., Inc.) (a)(d)(e)	3,290,000	3,290,000
		5,495,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 36

Municipal Securities continued
	Principal	Value (Note 1)
	Amount
Tennessee – 1.2%
Johnson City Health & Edl. Hosp. Rev. Participating VRDN
Series PA 1348, 3.54% (Liquidity Facility Merrill Lynch &
Co., Inc.) (a)(e)	$6,000,000	$6,000,000
Tennessee Hsg. Dev. Agcy. Participating VRDN:
Series LB 04 L7, 3.39% (Liquidity Facility Lehman Brothers
Hldgs., Inc.) (a)(d)(e)	2,350,000	2,350,000
Series LB L32J, 3.39% (Liquidity Facility Lehman Brothers
Hldgs., Inc.) (a)(d)(e)	3,980,000	3,980,000
Series PT 3433, 3.54% (Liquidity Facility Merrill Lynch &
Co., Inc.) (a)(d)(e)	10,030,000	10,030,000
		22,360,000

Texas 0.6%
Brazos River Hbr. Navigation Brazoria County Envir. Facilities
Rev. (Dow Chemical Co. Proj.) Series A2, 3.7%,
VRDN (a)(d)	1,000,000	1,000,000
Dallas Fort Worth Int’l. Arpt. Rev. Participating VRDN Series
ROC II 251, 3.55% (Liquidity Facility Citibank NA) (a)(d)(e)	2,525,000	2,525,000
Dallas Hsg. Fin. Corp. Multi-family Hsg. Rev. (Cherrycrest
Villas Apts. Proj.) 3.56%, LOC Wachovia Bank NA,
VRDN (a)(d)	4,800,000	4,800,000
Houston Occupancy Tax and Spl. Rev. Participating VRDN
Series MSTC 06 254, 3.32% (Liquidity Facility Bear Stearns
Companies, Inc.) (a)(e)	800,000	800,000
North Texas Higher Ed. Auth. Student Ln. Rev. Series 2005 C,
3.25%, LOC Bank of America NA, LOC Lloyds TSB Bank
PLC, VRDN (a)(d)	2,200,000	2,200,000
		11,325,000

Utah 0.7%
Utah Board of Regents Student Ln. Rev.:
Series 1995 L, 3.25% (AMBAC Insured), VRDN (a)(d)	3,000,000	3,000,000
Series 1996 Q, 3.25% (AMBAC Insured), VRDN (a)(d)	9,500,000	9,500,000
		12,500,000

Vermont – 0.1%
Vermont Hsg. Fin. Agcy. Single Family Participating VRDN
Series BA 02 I, 3.6% (Liquidity Facility Bank of America
NA) (a)(d)(e)	1,795,000	1,795,000
Virginia – 0.8%
Chesterfield County Indl. Dev. Auth. Rev. Participating VRDN
Series PT 886, 3.56% (Liquidity Facility Lloyds TSB Bank
PLC) (a)(e)	1,300,000	1,300,000

See accompanying notes which are an integral part of the financial statements.

37 Semiannual Report

Fidelity Florida Municipal Money Market Fund
Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount
Virginia – continued
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds
(Virginia Elec. & Pwr. Co. Proj.) Series 1992:
3.85% tender 8/9/06, CP mode (d)	$2,000,000	$2,000,000
3.88% tender 9/8/06, CP mode (d)	1,200,000	1,200,000
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. &
Pwr. Co. Proj.):
Series 1984:
3.71% tender 6/21/06, CP mode	4,000,000	4,000,000
4% tender 6/7/06, CP mode	4,000,000	4,000,000
Series 1987, 3.87% tender 9/7/06, CP mode	2,100,000	2,100,000
		14,600,000

Washington 0.7%
Port of Seattle Gen. Oblig. Series 2002 B2, 3.48% 9/8/06,
LOC Bayerische Landesbank Girozentrale, CP (d)	6,215,000	6,215,000
Washington Hsg. Fin. Commission Participating VRDN Series
Putters 1335, 3.54% (Liquidity Facility JPMorgan Chase &
Co.) (a)(d)(e)	4,740,000	4,740,000
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.
(Fairwinds Redmond Proj.) Series A, 3.56%, LOC Bank of
America NA, VRDN (a)(d)	2,000,000	2,000,000
		12,955,000

West Virginia – 0.3%
Elkins Bldg. Commission Rev. (Davis & Elkins College Proj.)
3.67%, LOC Huntington Nat’l. Bank, Columbus, VRDN (a) .	4,640,000	4,640,000
Wisconsin – 0.5%
Hartford Cmnty. Dev. Auth. Indl. Dev. Rev. (TNT/Larpen
Supply Proj.) 3.75%, LOC JPMorgan Chase Bank,
VRDN (a)(d)	965,000	965,000
Wisconsin Gen. Oblig. Series 2006 A, 3.64% 8/14/06, CP .	7,500,000	7,500,000
		8,465,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 38

Municipal Securities continued
	Shares		Value (Note 1)

Other – 1.4%
Fidelity Municipal Cash Central Fund, 3.56% (b)(c)	25,516,000		$25,516,000

TOTAL INVESTMENT PORTFOLIO 98.1%
(Cost $1,765,295,500)			1,765,295,500

NET OTHER ASSETS – 1.9%			34,442,716
NET ASSETS 100%		$1,799,738,216

Security Type Abbreviations	(f) Restricted securities – Investment in
CP — COMMERCIAL PAPER	securities not registered under the
Securities Act of 1933 (excluding 144A
VRDN — VARIABLE RATE DEMAND	issues). At the end of the period, the
NOTE	value of restricted securities (excluding

Legend	144A issues) amounted to $28,550,000
or 1.6% of net assets.
(a) The coupon rate shown on floating or
adjustable rate securities represents the	Additional information on each holding is
rate at period end.	as follows:

(b) Information in this report regarding		Acquisition
holdings by state and security types	Security	Date	Cost
does not reflect the holdings of the
Fidelity Municipal Cash Central Fund.	Florida Board of
Ed. Pub. Ed.
(c) Affiliated fund that is available only to	Bonds Series ROC
investment companies and other	II R7013, 3.06%,
accounts managed by Fidelity	tender 8/3/06
Investments. The rate quoted is the	(Liquidity Facility
annualized seven-day yield of the fund	Citibank NA)	12/15/05	$3,410,000
at period end. A complete unaudited	Florida Gen.
listing of the fund’s holdings as of its	Oblig. Bonds
most recent quarter end is available	Series Merlots 05
upon request.	A22, 3.35%,
(d) Private activity obligations whose	tender 11/14/06
(Liquidity Facility
interest is subject to the federal	Wachovia Bank
alternative minimum tax for individuals.	NA)	11/16/05	$15,590,000
(e) Provides evidence of ownership in one
or more underlying municipal bonds.

See accompanying notes which are an integral part of the financial statements.

39 Semiannual Report

Fidelity Florida Municipal Money Market Fund
Investments (Unaudited) continued

Acquisition
Security	Date	Cost
Miami Dade
County Hsg. Fin.
Auth. Bonds
Series Merlots 00
HHH, 3.32%,
tender 11/7/06
(Liquidity Facility
Wachovia Bank	7/17/00 -
NA)	11/12/03	$ 5,640,000

Miami Dade
County
Stormwater Util.
Rev. Bonds Series
Putters 1086,
3.6%, tender
8/24/06
(Liquidity Facility
JPMorgan Chase	9/21/05 -
& Co.)	3/16/06	$ 3,910,000

Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:

Fund			Income earned
Fidelity Municipal Cash Central Fund			$636,726

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 40

Fidelity Florida Municipal Money Market Fund
Financial Statements
Statement of Assets and Liabilities
	May 31, 2006 (Unaudited)

Assets
Investment in securities, at value See accompanying
schedule:
Unaffiliated issuers (cost $1,739,779,500)	$1,739,779,500
Affiliated Central Funds (cost $25,516,000)	25,516,000
Total Investments (cost $1,765,295,500)	$1,765,295,500
Cash		24,120,395
Receivable for investments sold		3,015,164
Receivable for fund shares sold		23,176,360
Interest receivable		8,937,806
Other receivables		340,329
Total assets		1,824,885,554

Liabilities
Payable for investments purchased	6,825,000
Payable for fund shares redeemed	17,529,750
Distributions payable	64,013
Accrued management fee	727,828
Other affiliated payables	747
Total liabilities		25,147,338

Net Assets	$1,799,738,216
Net Assets consist of:
Paid in capital	$1,799,691,154
Undistributed net investment income		63,107
Accumulated undistributed net realized gain (loss) on
investments		(16,045)
Net Assets, for 1,799,615,282 shares outstanding	$1,799,738,216
Net Asset Value, offering price and redemption price per
share ($1,799,738,216 ÷ 1,799,615,282 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

41 Semiannual Report

Fidelity Florida Municipal Money Market Fund
Financial Statements continued

Statement of Operations
	Six months ended May 31, 2006 (Unaudited)

Investment Income
Interest		$29,501,486
Income from affiliated Central Funds		636,726
Total income		30,138,212

Expenses
Management fee	$4,754,795
Independent trustees’ compensation	3,703
Total expenses before reductions	4,758,498
Expense reductions	(1,151,498)	3,607,000

Net investment income		26,531,212
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(16,047)
Net increase in net assets resulting from operations		$26,515,165

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 42

Statement of Changes in Net Assets
	Six months ended	Year ended
	May 31, 2006	November 30,
	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$26,531,212	$30,247,887
Net realized gain (loss)	(16,047)	40,377
Net increase in net assets resulting from operations	26,515,165	30,288,264
Distributions to shareholders from net investment income	(26,531,804)	(30,248,445)
Share transactions at net asset value of $1.00 per share
Proceeds from sales of shares	4,340,844,415	5,221,578,190
Reinvestment of distributions	25,893,123	29,775,180
Cost of shares redeemed	(4,210,343,859)	(5,001,856,968)
Net increase (decrease) in net assets and shares
resulting from share transactions	156,393,679	249,496,402
Total increase (decrease) in net assets	156,377,040	249,536,221

Net Assets
Beginning of period	1,643,361,176	1,393,824,955
End of period (including undistributed net investment
income of $63,107 and undistributed net investment
income of $63,699, respectively)	$1,799,738,216	$1,643,361,176

See accompanying notes which are an integral part of the financial statements.

43 Semiannual Report

Financial Highlights
		Six months ended
		May 31, 2006	Years ended November 30,
		(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
	Net asset value,
	beginning of
	period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
	Income from
	Investment
	Operations
	Net investment
	income	.014	.019	.007	.007	.011	.027
	Distributions from
	net investment
	income	(.014)	(.019)	(.007)	(.007)	(.011)	(.027)
	Net asset value,
	end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
	Total ReturnB,C,D	1.41%	1.91%	.75%	.66%	1.14%	2.69%
Ratios to Average Net AssetsE
	Expenses before
	reductions	.50%A	.50%	.50%	.50%	.50%	.50%
	Expenses net of
	fee waivers, if
	any	.50%A	.50%	.50%	.50%	.50%	.50%
	Expenses net of
	all reductions	.38%A	.40%	.49%	.49%	.46%	.45%
	Net investment
	income	2.78%A	1.88%	.75%	.67%	1.14%	2.77%
	Supplemental Data
	Net assets,
	end of period
	(000 omitted)	$1,799,738	$1,643,361	$1,393,825	$962,448	$787,714	$556,295
A	Annualized
B		Total returns for periods of less than one year are not annualized.
C		Total returns would have been lower had certain expenses not been reduced during the periods shown.
D		Total returns do not include the effect of the former account closeout fee.
E		Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or
		expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Ex
		penses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrange
		ments. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 44

Notes to Financial Statements

For the period ended May 31, 2006 (Unaudited)

1. Significant Accounting Policies.

Fidelity Florida Municipal Income Fund (the income fund) is a fund of Fidelity Court Street Trust. Fidelity Florida Municipal Money Market Fund (the money market fund) is a fund of Fidelity Court Street Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management invest ment company. Fidelity Court Street Trust and Fidelity Court Street Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respec tively. Each fund is authorized to issue an unlimited number of shares. Each fund may be affected by economic and political developments in the state of Florida. Certain funds may invest in affiliated money market central funds (Money Market Central Funds), which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affili ates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require manage ment to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the income fund and the money market fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, each fund uses independent pricing services approved by the Board of Trustees to value their investments. For the income fund, debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securi ties. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open end mutual funds are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

As permitted by compliance with certain conditions under Rule 2a 7 of the 1940 Act, securities owned by the money market funds are valued at amortized cost which approxi mates value.

45 Semiannual Report

Notes to Financial Statements (Unaudited) continued

1. Significant Accounting Policies continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, each fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distribu tions from realized gains, if any, are recorded on the ex dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, certain funds claimed a portion of the payment made to redeeming shareholders as a distribu tion for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to market discount, deferred trustees compensa tion and losses deferred due to wash sales and futures transactions.

The funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each fund:

	Cost for Federal			Net Unrealized
	Income Tax	Unrealized	Unrealized	Appreciation/
	Purposes	Appreciation	Depreciation	(Depreciation)
Fidelity Florida Municipal
Income Fund	$466,566,008	$11,958,715	$ (3,820,822)	$8,137,893

Fidelity Florida Municipal
Money Market Fund	1,765,295,500

Semiannual Report 46

1. Significant Accounting Policies continued

Short Term Trading (Redemption) Fees. Shares held in the income fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Futures Contracts. The income fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund’s exposure to the underlying instrument, while selling futures tends to decrease a fund’s exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount (“initial margin”)equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments (“variation margin”) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the income funds’ Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption “Futures Con tracts.” This amount reflects each contract’s exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract’s terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transac tions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable fund’s Schedule of Investments.

47 Semiannual Report

Notes to Financial Statements (Unaudited) continued

2. Operating Policies continued

Swap Agreements. The income fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the fund.

Swaps are marked to market daily based on dealer supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund’s custodian in compliance with swap contracts.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities, for the income fund aggregated $32,999,672 and $47,363,135, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the income fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of.25% of the fund’s average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .37% of the fund’s average net assets.

FMR and its affiliates provide the money market fund with investment management related services for which the fund pays a monthly management fee that is based on an annual rate of .50% of the fund’s average net assets. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense, including commitment fees. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the indepen dent Trustees.

Semiannual Report 48

4. Fees and Other Transactions with Affiliates continued

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the income fund. Citibank has entered into a sub arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the fund’s transfer and share holder servicing agent and accounting functions. The fund pays account fees and asset based fees that vary according to account size and type of account. FSC pays for typeset ting, printing and mailing of shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity Florida Municipal Income Fund	.07%

Affiliated Central Funds. Certain funds may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM) an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

5. Committed Line of Credit.

The income fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit, which is reflected in Miscellaneous Expense on the Statement of Operations, and is as follows:

Fidelity Florida Municipal Income Fund	$498

During the period, there were no borrowings on this line of credit.

49 Semiannual Report

Notes to Financial Statements (Unaudited) continued

6. Expense Reductions.

Through arrangements with the income fund’s custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce fund expenses. These expense reductions are noted in the table below.

Transfer
	Custody	Agent	Accounting
	expense	expense	expense
	reduction	reduction	reduction

Fidelity Florida Municipal Income Fund	$4,035	$131,060	$11,366

In addition, through an arrangement with the money market fund’s custodian and transfer agent, $1,151,498 of credits realized as a result of uninvested cash balances were used to reduce the fund’s management fee.

7. Other.

The funds’ organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the perfor mance of their duties to the funds. In the normal course of business, the funds may also enter into contracts that provide general indemnifications. The funds’ maximum expo sure under these arrangements is unknown as this would be dependent on future claims that may be made against the funds. The risk of material loss from such claims is consid ered remote.

Semiannual Report 50

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Florida Municipal Income Fund / Fidelity Florida Municipal Money Market Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Manage ment, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for each fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub advisory agreements for each fund with affiliates of FMR that allow FMR to obtain research, non discretionary advice, or discretionary portfolio management at no additional expense to each fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, considered a broad range of information and determined that it would be beneficial for each fund to access the research and investment advisory support services supplied by FRAC at no additional expense to each fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under each fund’s manage ment contract or sub advisory agreements; (ii) the investment process or strategies employed in the management of each fund’s assets; (iii) the nature or level of services provided under each fund’s management contract or sub advisory agreements; (iv) the day to day management of each fund or the persons primarily responsible for such management; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of each Agreement would not necessitate prior shareholder approval of the Agreement or result in an assignment and termination of each fund’s management contract or sub advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which each fund will not bear any additional management fees or expenses and under which each fund’s portfolio manager would not change, it did not consider each fund’s investment perfor mance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of each fund’s management contract and sub advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to each fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of each fund’s management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing each fund and its shareholders; and (iv) whether there have been economies of scale in respect of the

51 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that each fund’s Agreement is fair and reasonable, and that each fund’s Agreement should be approved.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone By PC

Fidelity Automated Service Telephone Fidelity’s web site on the Internet provides a single toll free number to provides a wide range of information, access account balances, positions, including daily financial news, fund quotes and trading. It’s easy to navigate performance, interactive planning the service, and on your first call, the tools and news about Fidelity products system will help you create a personal and services. identification number (PIN) for security.

* When you call the quotes line, please remember that a fund’s yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guar anteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

53 Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1 800 544 9797.
Arizona
7001 West Ray Road
Chandler, AZ
15445 N. Scottsdale Road
Scottsdale, AZ
California
815 East Birch Street
Brea, CA
1411 Chapin Avenue
Burlingame, CA
851 East Hamilton Avenue
Campbell, CA
19200 Von Karman Avenue
Irvine, CA
601 Larkspur Landing Circle
Larkspur, CA
10100 Santa Monica Blvd.
Los Angeles, CA
27101 Puerta Real
Mission Viejo, CA
73 575 El Paseo
Palm Desert, CA
251 University Avenue
Palo Alto, CA
123 South Lake Avenue
Pasadena, CA
16995 Bernardo Ctr. Drive
Rancho Bernardo, CA
1220 Roseville Parkway
Roseville, CA
1740 Arden Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
11943 El Camino Real
San Diego, CA
8 Montgomery Street
San Francisco, CA
3793 State Street
Santa Barbara, CA
1200 Wilshire Boulevard
Santa Monica, CA
21701 Hawthorne Boulevard
Torrance, CA

Semiannual Report 54

2001 North Main Street
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA
Colorado
1625 Broadway
Denver, CO
9185 Westview Road
Lone Tree, CO
Connecticut
48 West Putnam Avenue
Greenwich, CT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT
Delaware
400 Delaware Avenue
Wilmington, DE
Florida
4400 N. Federal Highway
Boca Raton, FL
121 Alhambra Plaza
Coral Gables, FL
2948 N. Federal Highway
Ft. Lauderdale, FL
4671 Town Center Parkway
Jacksonville, FL
1907 West State Road 434
Longwood, FL
8880 Tamiami Trail, North
Naples, FL
3501 PGA Boulevard
Palm Beach Gardens, FL
3550 Tamiami Trail, South
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
2465 State Road 7
Wellington, FL

Georgia
3445 Peachtree Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
Illinois
One North LaSalle Street
Chicago, IL
875 North Michigan Ave.
Chicago, IL
1415 West 22nd Street
Oak Brook, IL
1572 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL
Indiana
4729 East 82nd Street
Indianapolis, IN
Kansas
5400 College Boulevard
Overland Park, KS
Maine
Three Canal Plaza
Portland, ME
Maryland
7315 Wisconsin Avenue
Bethesda, MD
One W. Pennsylvania Ave.
Towson, MD
Massachusetts
801 Boylston Street
Boston, MA
155 Congress Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
238 Main Street
Cambridge, MA
405 Cochituate Road
Framingham, MA
416 Belmont Street
Worcester, MA

54 Semiannual Report

Michigan
500 E. Eisenhower Pkwy.
Ann Arbor, MI
280 Old N. Woodward Ave.
Birmingham, MI
43420 Grand River Avenue
Novi, MI
29155 Northwestern Hwy.
Southfield, MI
Minnesota
7600 France Avenue South
Edina, MN
Missouri
1524 South Lindbergh Blvd.
St. Louis, MO
Nevada
2225 Village Walk Drive
Henderson, NV
New Jersey
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
396 Route 17, North
Paramus, NJ
3518 Route 1 North
Princeton, NJ
530 Broad Street
Shrewsbury, NJ
New York
1055 Franklin Avenue
Garden City, NY
37 West Jericho Turnpike
Huntington Station, NY
1271 Avenue of the Americas
New York, NY
980 Madison Avenue
New York, NY
61 Broadway
New York, NY
350 Park Avenue
New York, NY
200 Fifth Avenue
New York, NY
733 Third Avenue
New York, NY
11 Penn Plaza
New York, NY

55 Semiannual Report

2070 Broadway
New York, NY
1075 Northern Blvd.
Roslyn, NY
799 Central Park Avenue
Scarsdale, NY
North Carolina
4611 Sharon Road
Charlotte, NC
7011 Fayetteville Road
Durham, NC
Ohio
3805 Edwards Road
Cincinnati, OH
1324 Polaris Parkway
Columbus, OH
28699 Chagrin Boulevard
Woodmere Village, OH
Oregon
7493 SW Bridgeport Road
Tigard, OR
Pennsylvania
600 West DeKalb Pike
King of Prussia, PA
1735 Market Street
Philadelphia, PA
12001 Perry Highway
Wexford, PA
Rhode Island
47 Providence Place
Providence, RI
Tennessee
6150 Poplar Avenue
Memphis, TN
Texas
10000 Research Boulevard
Austin, TX
4001 Northwest Parkway
Dallas, TX
12532 Memorial Drive
Houston, TX
2701 Drexel Drive
Houston, TX
6560 Fannin Street
Houston, TX
6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX
14100 San Pedro
San Antonio, TX
1576 East Southlake Blvd.
Southlake, TX
19740 IH 45 North
Spring, TX
Utah
279 West South Temple
Salt Lake City, UT
Virginia
1861 International Drive
McLean, VA
Washington
411 108th Avenue, N.E.
Bellevue, WA
1518 6th Avenue
Seattle, WA
Washington, DC
1900 K Street, N.W.
Washington, DC
Wisconsin
595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

55 Semiannual Report

To Write Fidelity

We’ll give your correspondence immediate attention and send you written confirmation upon completion of your request.

Fidelity Investments
 P.O. Box 770001
Cincinnati, OH 45277 0002

Buying shares
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277 0003
Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

Selling shares
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277 0035
Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

General Correspondence
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054 0500

Buying shares
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277 0003

Selling shares
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277 0035
Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

General Correspondence
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054 0500

Semiannual Report 56

57 Semiannual Report

Investment Adviser
Fidelity Management & Research
Company
Boston, MA
Investment Sub Adviser
Fidelity Investments
Money Management, Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors
(U.K.) Limited
Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agent
Citibank, N.A.
New York, NY
Custodian
Citibank, N.A.
New York, NY
The Fidelity Telephone Connection
Mutual Fund 24 Hour Service
Exchanges/Redemptions
and Account Assistance 1-800-544-6666
Product Information 1-800-544-6666
Retirement Accounts 1-800-544-4774
(8 a.m. 9 p.m.)
TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. 9 p.m. Eastern time)
Fidelity Automated Service
Telephone (FAST®) (automated phone logo)1-800-544-5555
Automated line for quickest service (automated phone logo)

SFC USAN-0706 1.786818.103

Fidelity® New Jersey Municipal Income Fund
Fidelity New Jersey AMT Tax Free Money Market Fund
Fidelity New Jersey Municipal Money Market Fund

Semiannual Report
May 31, 2006

Contents

Chairman’s Message	3	Ned Johnson’s message to shareholders
Shareholder Expense	4	An example of shareholder expenses.
Example
Fidelity New Jersey Municipal Income Fund
	6	Investment Changes
	7	Investments
	14	Financial Statements
Fidelity New Jersey AMT Tax Free Money Market Fund
	18	Investment Changes
	19	Investments
	29	Financial Statements
Fidelity New Jersey Municipal Money Market Fund
	33	Investment Changes
	34	Investments
	46	Financial Statements
Notes	50	Notes to the financial statements
Board Approval of	56
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission’s (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners. All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus. A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report 2

Chairman’s Message

(photograph of Edward C. Johnson 3d)
Dear Shareholder:

Although many securities markets made gains in early 2006, there is only one certainty when it comes to investing: There is no sure thing. There are, how ever, a number of time tested, funda mental investment principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets’ inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets’ best days can significantly diminish investor returns. Patience also affords the benefits of compounding of earn ing interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn’t elimi nate risk, it can considerably lessen the effect of short term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversifica tion should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio’s long term success. The right mix of stocks, bonds and cash aligned to your particular risk tolerance and investment objective is very important. Age appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities which historically have been the best performing asset class over time is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more stable fixed invest ments (bonds or savings plans).

A third investment principle invest ing regularly can help lower the average cost of your purchases. Invest ing a certain amount of money each month or quarter helps ensure you won’t pay for all your shares at market highs. This strategy known as dollar cost averaging also reduces unconstruc tive “emotion” from investing, helping shareholders avoid selling weak per formers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C.Johnson 3d
Edward C. Johnson 3d

3 Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2005 to May 31, 2006).

Actual Expenses

The first line of the table below for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below for each fund provides information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	December 1, 2005
	December 1, 2005	May 31, 2006	to May 31, 2006
Fidelity New Jersey Municipal
Income Fund
Actual	$1,000.00	$1,012.20	$2.41
HypotheticalA	$1,000.00	$1,022.54	$2.42

Semiannual Report 4

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	December 1, 2005
	December 1, 2005	May 31, 2006	to May 31, 2006
Fidelity New Jersey AMT
Tax Free Money Market Fund
Actual	$1,000.00	$1,014.40	$1.76
HypotheticalA	$1,000.00	$1,023.19	$1.77
Fidelity New Jersey Municipal
Money Market Fund
Actual	$1,000.00	$1,013.70	$2.61
HypotheticalA	$1,000.00	$1,022.34	$2.62
A 5% return per year before expenses
* Expenses are equal to each Fund’s annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by
182/365 (to reflect the one half year period).

Annualized
Expense Ratio
Fidelity New Jersey Municipal Income Fund	.48%
Fidelity New Jersey AMT Tax Free Money Market Fund	.35%
Fidelity New Jersey Municipal Money Market Fund	.52%

5 Semiannual Report

Fidelity New Jersey Municipal Income Fund
Investment Changes

Top Five Sectors as of May 31, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
General Obligations	50.8	48.9
Transportation	12.1	11.6
Escrowed/Pre Refunded	11.8	12.6
Electric Utilities	5.2	5.2
Water & Sewer	4.2	4.9
Average Years to Maturity as of May 31, 2006
		6 months ago
Years	13.8	13.5
Average years to maturity is based on the average time remaining to the stated maturity date of each bond, weighted by the market value of each bond.
Duration as of May 31, 2006
		6 months ago
Years	7.0	6.9
Duration shows how much a bond fund’s price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five year duration is likely to lose about 5% of its value.
Other factors also can influence a bond fund’s performance and share price. Accordingly, a bond fund’s actual performance may differ from this example.

Semiannual Report 6

Fidelity New Jersey Municipal Income Fund
Investments May 31, 2006 (Unaudited)
Showing Percentage of Net Assets

Municipal Bonds 98.0%
	Principal	Value
	Amount	(Note 1)
Guam 0.1%
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. 6%
7/1/25	$400,000	$425,856
New Jersey – 81.4%
Atlantic County Impt. Auth. Luxury Tax Rev. (Convention
Ctr. Proj.):
7.375% 7/1/10 (Escrowed to Maturity) (c)	655,000	700,490
7.4% 7/1/16 (Escrowed to Maturity) (c)	3,510,000	4,252,821
Bergen County Impt. Auth. School District Rev. (Wyckoff
Township Board of Ed. Proj.) 5.25% 4/1/20	1,770,000	1,901,670
Bordentown Swr. Auth. Rev. Series E, 5.5% 12/1/25
(FGIC Insured)	2,750,000	2,901,773
Burlington County Board Commission Pooled Ln. Rev.
(Govt. Ln. Prog.) 5.25% 12/15/22 (AMBAC Insured) .	3,290,000	3,513,556
Burlington County Bridge Commission Lease Rev. (Govt.
Leasing Prog.):
5.25% 8/15/16	1,100,000	1,171,610
5.25% 8/15/17	1,000,000	1,060,040
5.25% 8/15/19	1,000,000	1,061,160
Camden County Impt. Auth. Rev. (Cooper Health Sys.
Obligated Group Proj.) Series B, 5.25% 2/15/11	2,075,000	2,137,395
Cape May County Indl. Poll. Cont. Fing. Auth. Rev.
(Atlantic City Elec. Co. Proj.) Series A, 6.8% 3/1/21
(MBIA Insured)	1,350,000	1,700,217
Casino Reinvestment Dev. Auth. Hotel Room Fee Rev.
5.25% 1/1/24 (AMBAC Insured)	1,600,000	1,701,408
Egg Hbr. Township School District:
5.5% 7/15/17 (FSA Insured)	1,970,000	2,204,726
5.5% 7/15/18 (FSA Insured)	1,685,000	1,892,912
Essex County Impt. Auth. (County Correctional Facility
Proj.) 5.25% 10/1/18 (MBIA Insured)	1,000,000	1,072,050
Evesham Township Muni. Utils. Auth. Rev. Series 2003
A, 5.125% 7/1/15 (AMBAC Insured)	2,570,000	2,717,338
Garden State Preservation Trust Open Space &
Farmland Preservation:
Series A, 5.25% 11/1/19 (Pre-Refunded to 11/1/13
@ 100) (c)	7,900,000	8,569,367
Series B:
6.375% 11/1/13 (MBIA Insured)	4,000,000	4,617,400
6.375% 11/1/15 (MBIA Insured)	6,630,000	7,791,377
6.375% 11/1/16 (MBIA Insured)	3,490,000	4,134,114
Hudson County Ctfs. of Prtn.:
6% 6/1/11 (MBIA Insured)	2,185,000	2,381,890
6.25% 6/1/14 (MBIA Insured)	3,210,000	3,643,350
See accompanying notes which are an integral part of the financial statements.

7 Semiannual Report

Fidelity New Jersey Municipal Income Fund
Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value
	Amount	(Note 1)
New Jersey – continued
Hudson County Ctfs. of Prtn.: – continued
6.25% 6/1/15 (MBIA Insured)	$2,420,000	$2,766,810
6.25% 12/1/15 (MBIA Insured)	1,525,000	1,753,415
6.25% 6/1/16 (MBIA Insured)	1,610,000	1,852,869
Jersey City Gen. Oblig.:
Series 2005 C, 5% 9/1/18 (MBIA Insured)	4,000,000	4,208,240
Series B, 5.25% 3/1/15 (AMBAC Insured)	1,250,000	1,361,313
Lenape Reg’l. High School District:
7.625% 1/1/13 (MBIA Insured)	675,000	820,820
7.625% 1/1/14 (MBIA Insured)	1,000,000	1,237,720
Manalapan-Englishtown Reg’l. Board of Ed. 5.75%
12/1/22 (FGIC Insured)	1,340,000	1,566,058
Middlesex County Ctfs. of Prtn. 5.5% 8/1/17 (MBIA
Insured)	1,000,000	1,062,500
Middlesex County Impt. Auth. Rev. (Guaranteed Open
Space Trust Fund Prog.):
5.25% 9/15/16	1,360,000	1,466,338
5.25% 9/15/17	2,000,000	2,139,440
Monmouth County Impt. Auth. Rev. (Howell Township
Board of Ed. Impt. Proj.) Series A:
5.25% 7/15/17 (AMBAC Insured)	1,910,000	2,030,769
5.25% 7/15/18 (AMBAC Insured)	2,010,000	2,150,559
Monroe Township Muni. Util. Auth. Middlesex County
Rev.:
5.25% 2/1/12 (FGIC Insured)	850,000	901,723
5.25% 2/1/12 (Pre-Refunded to 2/1/11 @ 100) (c) .	280,000	298,144
Montgomery Township Board of Ed. Series 2001, 5.25%
8/1/15 (MBIA Insured)	1,285,000	1,368,332
Morristown Gen. Oblig.:
6.5% 8/1/17 (FSA Insured)	1,225,000	1,466,558
6.5% 8/1/19 (FSA Insured)	630,000	761,733
New Jersey Bldg. Auth. Bldg. Rev. 5.75% 6/15/09	1,185,000	1,232,459
New Jersey Econ. Dev. Auth. Econ. Dev. Rev. (The Seeing
Eye, Inc. Proj.) 6.2% 12/1/24 (Pre-Refunded to
12/1/09 @ 102) (c)	2,000,000	2,193,280
New Jersey Econ. Dev. Auth. Rev.:
Series 2004 A, 5.25% 7/1/31 (MBIA Insured)	5,000,000	5,279,000
Series 2005 K:
5.25% 12/15/15 (FGIC Insured)	6,000,000	6,529,740
5.5% 12/15/19 (AMBAC Insured)	14,000,000	15,678,880
Series 2005 O:
5.125% 3/1/28	3,000,000	3,118,650

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 8

Municipal Bonds continued
	Principal	Value
	Amount	(Note 1)
New Jersey – continued
New Jersey Econ. Dev. Auth. Rev.: – continued
Series 2005 O:
5.25% 3/1/26	$9,000,000	$9,495,900
Series 2005 P:
5.125% 9/1/28	4,000,000	4,159,400
5.25% 9/1/26	8,000,000	8,448,880
Series F, 5.25% 6/15/19 (Pre-Refunded to 6/15/13
@ 100) (c)	1,500,000	1,624,365
Series I, 5.25% 9/1/28 (Pre-Refunded to 9/1/14 @
100) (c)	2,000,000	2,173,880
Series N1, 5.5% 9/1/24 (AMBAC Insured)	5,000,000	5,657,450
Series O:
5.25% 3/1/21 (MBIA Insured)	3,000,000	3,201,090
5.25% 3/1/22	15,700,000	16,681,878
5.25% 3/1/25	3,000,000	3,167,550
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev.
(American Wtr. Co., Inc. Proj.):
Series 1994 B, 5.95% 11/1/29 (FGIC Insured) (b)	7,700,000	7,835,597
Series 1997 B, 5.375% 5/1/32 (FGIC Insured) (b)	3,750,000	3,864,788
Series A, 5.25% 7/1/38 (FGIC Insured) (b)	3,270,000	3,344,327
(Middlesex Wtr. Co. Proj.) 5.35% 2/1/38 (MBIA
Insured) (b)	1,000,000	1,023,890
New Jersey Edl. Facilities Auth. Dorm. Safety Trust Fund
Rev. Series 2001 A:
5.25% 3/1/09	4,855,000	5,032,353
5.25% 3/1/10	4,855,000	5,096,196
5.25% 3/1/11	4,605,000	4,867,255
New Jersey Edl. Facilities Auth. Rev.:
(College of New Jersey Proj.) Series C, 5.375%
7/1/16 (FGIC Insured)	2,000,000	2,144,660
(Higher Ed. Cap. Impt. Fund Prog.) Series 2000 A,
5.75% 9/1/12 (FSA Insured)	1,195,000	1,319,089
(Montclair State Univ. Proj.) Series L, 5.125% 7/1/20
(MBIA Insured)	2,145,000	2,275,051
(Ramapo College Proj.) Series E, 5% 7/1/34 (FGIC
Insured)	1,500,000	1,546,155
(Saint Peters College Proj.) Series B, 5.375% 7/1/12	1,450,000	1,460,281
New Jersey Envir. Infrastructure Trust Series A:
5.5% 9/1/10	1,675,000	1,780,475
5.5% 9/1/11	2,830,000	2,998,413
5.5% 9/1/12	2,980,000	3,155,462
New Jersey Gen. Oblig.
Series 1996 E, 6% 7/15/09	1,500,000	1,597,710

See accompanying notes which are an integral part of the financial statements.

9 Semiannual Report

Fidelity New Jersey Municipal Income Fund
Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value
	Amount	(Note 1)
New Jersey – continued
New Jersey Gen. Oblig.: – continued
Series 2005 N:
5.5% 7/15/16 (AMBAC Insured)	$1,900,000	$2,109,969
5.5% 7/15/17 (FGIC Insured)	1,000,000	1,113,490
New Jersey Health Care Facilities Fing. Auth. Rev.:
(AHS Hosp. Corp. Proj.) Series A, 6% 7/1/11
(AMBAC Insured)	3,500,000	3,836,875
(Atlantic City Med. Ctr. Proj.) 5.75% 7/1/25	3,000,000	3,142,020
(Burdette Tomlin Memorial Hosp. Proj.) Series D,
6.25% 7/1/06 (FGIC Insured)	1,710,000	1,712,616
(Kennedy Health Sys. Proj.) Series B, 5.75% 7/1/07
(MBIA Insured)	1,930,000	1,971,360
(Saint Josephs Hosp. & Med. Ctr. Proj.) Series A,
5.75% 7/1/16 (Connie Lee Hldgs., Inc. Insured)	1,000,000	1,021,310
(Saint Peters Univ. Hosp. Proj.) Series A, 6.875%
7/1/30	1,500,000	1,625,340
5.375% 11/15/33	2,040,000	2,114,582
New Jersey Hwy. Auth. Garden State Parkway Gen. Rev.
(Sr. Parkway Proj.) 6% 1/1/19 (Escrowed to
Maturity) (c)	5,385,000	6,255,970
New Jersey Sports & Exposition Auth. Contract Rev.
Series A:
5.25% 3/1/11 (Escrowed to Maturity) (c)	15,000	15,988
5.25% 3/1/11 (MBIA Insured)	1,345,000	1,432,371
6% 3/1/14 (MBIA Insured)	4,220,000	4,541,986
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2005 C:
6.5% 1/1/16	595,000	679,692
6.5% 1/1/16 (Escrowed to Maturity) (c)	185,000	212,659
Series A, 5% 1/1/25 (FSA Insured)	3,000,000	3,120,780
Series C:
6.5% 1/1/16 (Escrowed to Maturity) (c)	3,130,000	3,608,953
6.5% 1/1/16 (Escrowed to Maturity) (c)	3,095,000	3,568,597
New Jersey Trans. Trust Fund Auth.:
Series 2001 A, 5.5% 6/15/12	7,510,000	8,103,816
Series 2005 C, 5.25% 6/15/20 (FGIC Insured)	10,000,000	10,696,700
Series 2005 D, 5% 6/15/20	4,000,000	4,177,160
Series 2006 C, 0% 12/15/34 (FSA Insured) (a)	4,000,000	974,960
Series A, 5.75% 6/15/15 (Escrowed to Maturity) (c) .	3,000,000	3,360,720
Series B:
5.25% 12/15/16 (MBIA Insured)	9,830,000	10,633,504
5.25% 12/15/22 (AMBAC Insured)	1,200,000	1,315,920

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 10

Municipal Bonds continued
	Principal	Value
	Amount	(Note 1)
New Jersey – continued
New Jersey Trans. Trust Fund Auth.: – continued
Series B:
5.5% 12/15/15 (MBIA Insured)	$11,000,000	$12,167,870
5.5% 12/15/16 (MBIA Insured)	5,000,000	5,548,400
5.5% 12/15/20 (FGIC Insured)	15,235,000	17,054,516
Series C:
5.25% 6/15/16 (Pre-Refunded to 6/15/15 @
100) (c)	3,000,000	3,234,600
5.25% 6/15/18 (Pre-Refunded to 6/15/15 @
100) (c)	10,000,000	10,704,500
5.5% 12/15/10 (FSA Insured)	3,000,000	3,211,560
5.5% 12/15/13 (FSA Insured)	11,055,000	12,101,024
New Jersey Transit Corp. Ctfs. of Prtn. Series A:
5.25% 9/15/15 (AMBAC Insured)	3,300,000	3,561,129
6% 9/15/13 (Pre-Refunded to 9/15/09 @ 100) (c)	3,000,000	3,205,230
New Jersey Wtr. Supply Auth. Rev. (Delaware & Raritan
Sys. Proj.) 5.375% 11/1/12 (MBIA Insured) (b)	2,465,000	2,581,102
Newark Gen. Oblig.:
5.3% 9/1/16 (MBIA Insured)	3,500,000	3,548,055
5.375% 12/15/13 (MBIA Insured)	2,840,000	3,067,456
Newark Port Auth. Hsg. Auth. (City of Newark Redev.
Proj.):
5% 1/1/34 (MBIA Insured)	5,000,000	5,145,800
5.5% 1/1/27 (MBIA Insured)	2,500,000	2,708,850
North Bergen Township Muni. Utils. Auth. Swr. Rev.:
5.25% 12/15/16 (MBIA Insured)	2,800,000	3,010,476
5.25% 12/15/17 (MBIA Insured)	1,000,000	1,072,490
North Hudson Swr. Auth. Swr. Rev. Series A:
0% 8/1/24 (MBIA Insured)	2,000,000	840,840
5.25% 8/1/17 (FGIC Insured)	3,000,000	3,199,290
Ocean County Utils. Auth. Wastewtr. Rev. Series 2001,
5.25% 1/1/15	4,540,000	4,848,856
Plainfield Board of Ed. 5% 8/1/20 (FSA Insured)	1,500,000	1,532,805
Rutgers State Univ. Rev. (State Univ. of New Jersey Proj.)
Series A, 6.4% 5/1/13	2,000,000	2,201,340
Southeast Morris County Muni. Utils. Auth. Wtr. Rev. 5%
1/1/14 (MBIA Insured)	1,145,000	1,190,926
Tobacco Settlement Fing. Corp.:
6.125% 6/1/24	3,010,000	3,222,205
6.375% 6/1/32	7,215,000	7,829,357
6.75% 6/1/39	3,985,000	4,436,779
Union County Impt. Auth. (Juvenile Detention Ctr. Facility
Proj.) 5.5% 5/1/34 (FGIC Insured)	6,000,000	6,486,300

See accompanying notes which are an integral part of the financial statements.

11 Semiannual Report

Fidelity New Jersey Municipal Income Fund
Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value
	Amount	(Note 1)
New Jersey – continued
Univ. of Medicine & Dentistry Series A:
5.5% 12/1/23 (AMBAC Insured)	$1,800,000	$1,965,852
5.5% 12/1/27 (AMBAC Insured)	4,000,000	4,356,600
Univ. of Medicine & Dentistry of New Jersey Ctfs. of Prtn.
5% 6/15/29 (MBIA Insured)	1,000,000	1,029,290
		444,734,945

New Jersey/Pennsylvania – 1.6%
Delaware River Joint Toll Bridge Commission Bridge Rev.:
5.25% 7/1/17	1,300,000	1,377,025
5.25% 7/1/17 (Pre-Refunded to 7/1/13 @ 100) (c) .	1,700,000	1,836,238
Delaware River Port Auth. Pennsylvania & New Jersey
Rev.:
(Port District Proj.) Series 1999 B, 5.7% 1/1/22 (FSA
Insured)	2,000,000	2,124,380
Series 1999:
5.75% 1/1/15 (FSA Insured)	2,000,000	2,128,380
6% 1/1/18 (FSA Insured)	1,300,000	1,395,550
		8,861,573

New York & New Jersey – 9.4%
Port Auth. of New York & New Jersey:
117th Series, 5.125% 11/15/11 (FGIC Insured) (b)	5,220,000	5,397,793
120th Series, 5.75% 10/15/13 (MBIA Insured) (b)	3,000,000	3,099,570
124th Series, 5% 8/1/13 (FGIC Insured) (b)	3,000,000	3,078,720
126th Series:
5.25% 5/15/37 (FGIC Insured) (b)	12,000,000	12,556,680
5.5% 11/15/11 (FGIC Insured) (b)	1,495,000	1,599,172
127th Series, 5.5% 12/15/13 (AMBAC Insured) (b)	8,600,000	9,285,334
128th Series:
5% 11/1/18 (FSA Insured)	3,000,000	3,161,640
5% 11/1/19 (FSA Insured)	2,800,000	2,941,176
5% 11/1/22 (FSA Insured)	2,190,000	2,294,135
134th Series, 5% 1/15/39	4,500,000	4,610,205
Port Auth. of New York & New Jersey Spl. Oblig. Rev.
(JFK Int’l. Air Term. Spl. Proj.) Series 6, 6.25%
12/1/15 (MBIA Insured) (b)	3,000,000	3,419,250
		51,443,675

Puerto Rico 5.5%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy.
Rev. Series Y, 5.5% 7/1/36 (FSA Insured)	2,100,000	2,293,410

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 12

Municipal Bonds continued
	Principal	Value
	Amount	(Note 1)
Puerto Rico continued
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans.
Rev.:
Series E, 5.5% 7/1/16 (FSA Insured)	$2,525,000	$2,798,811
5.75% 7/1/19 (FGIC Insured)	3,000,000	3,295,350
Puerto Rico Commonwealth Infrastructure Fing. Auth.:
Series 2000 A, 5.5% 10/1/40 (Escrowed to
Maturity) (c)	7,585,000	8,074,005
Series C, 5.5% 7/1/18 (AMBAC Insured)	2,000,000	2,228,100
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series NN, 5.25% 7/1/21 (MBIA Insured)	5,000,000	5,499,350
Series QQ:
5.5% 7/1/17 (XL Cap. Assurance, Inc. Insured)	1,700,000	1,886,065
5.5% 7/1/18 (XL Cap. Assurance, Inc. Insured)	1,000,000	1,114,050
Puerto Rico Govt. Dev. Bank 5% 12/1/10	2,500,000	2,585,175
Puerto Rico Hsg. Fin. Corp. Rev. (Multi-family Mtg. Prog.)
Series AI, 7.5% 4/1/22, LOC Puerto Rico Govt. Dev.
Bank	495,000	495,168
	30,269,484

TOTAL INVESTMENT PORTFOLIO 98.0%
(Cost $528,253,049)	535,735,533

NET OTHER ASSETS – 2.0%	10,869,590
NET ASSETS 100%	$546,605,123

Legend	Other Information
(a) Security or a portion of the security	The distribution of municipal securities by
purchased on a delayed delivery or	revenue source, as a percentage of total net
when-issued basis.	assets, is as follows:

(b) Private activity obligations whose	General Obligations	50.8%
interest is subject to the federal	Transportation	12.1%
alternative minimum tax for individuals.
	Escrowed/Pre Refunded	11.8%
(c) Security collateralized by an amount	Electric Utilities	5.2%
sufficient to pay interest and principal.	Others* (individually less than 5%)	20.1%
		100.0%
	*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

13 Semiannual Report

Fidelity New Jersey Municipal Income Fund
Financial Statements
Statement of Assets and Liabilities
	May 31, 2006 (Unaudited)

Assets
Investment in securities, at value See accompanying
schedule:
Unaffiliated issuers (cost $528,253,049)		$535,735,533
Cash		3,355,085
Receivable for investments sold		752,103
Receivable for fund shares sold		113,295
Interest receivable		9,279,816
Prepaid expenses		1,387
Other receivables		28,009
Total assets		549,265,228

Liabilities
Payable for investments purchased on a delayed
delivery basis	$963,640
Payable for fund shares redeemed	907,148
Distributions payable	510,812
Accrued management fee	168,687
Other affiliated payables	86,822
Other payables and accrued expenses	22,996
Total liabilities		2,660,105

Net Assets		$546,605,123
Net Assets consist of:
Paid in capital		$537,681,222
Distributions in excess of net investment income		(69,811)
Accumulated undistributed net realized gain (loss) on
investments		1,511,228
Net unrealized appreciation (depreciation) on
investments		7,482,484
Net Assets, for 48,209,555 shares outstanding		$546,605,123
Net Asset Value, offering price and redemption price
per share ($546,605,123 ÷ 48,209,555 shares)		$11.34

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 14

Statement of Operations
	Six months ended May 31, 2006 (Unaudited)

Investment Income
Interest		$12,216,006

Expenses
Management fee	$1,035,088
Transfer agent fees	190,810
Accounting fees and expenses	66,909
Independent trustees’ compensation	1,125
Custodian fees and expenses	4,560
Registration fees	17,342
Audit	26,515
Legal	5,053
Miscellaneous	2,965
Total expenses before reductions	1,350,367
Expense reductions	(111,342)	1,239,025

Net investment income		10,976,981
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		1,897,571
Change in net unrealized appreciation (depreciation) on
investment securities		(6,152,801)
Net gain (loss)		(4,255,230)
Net increase (decrease) in net assets resulting from
operations		$6,721,751

See accompanying notes which are an integral part of the financial statements.

15 Semiannual Report

Fidelity New Jersey Municipal Income Fund
Financial Statements continued

Statement of Changes in Net Assets
	Six months ended	Year ended
	May 31, 2006	November 30,
	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$10,976,981	$21,865,114
Net realized gain (loss)	1,897,571	7,459,066
Change in net unrealized appreciation (depreciation)	(6,152,801)	(9,275,899)
Net increase (decrease) in net assets resulting
from operations	6,721,751	20,048,281
Distributions to shareholders from net investment income	(10,971,137)	(21,774,493)
Distributions to shareholders from net realized gain	(7,033,064)	(4,916,800)
Total distributions	(18,004,201)	(26,691,293)
Share transactions
Proceeds from sales of shares	57,764,158	102,802,127
Reinvestment of distributions	13,000,031	18,863,621
Cost of shares redeemed	(77,839,653)	(81,942,646)
Net increase (decrease) in net assets resulting from
share transactions	(7,075,464)	39,723,102
Redemption fees	5,818	3,165
Total increase (decrease) in net assets	(18,352,096)	33,083,255

Net Assets
Beginning of period	564,957,219	531,873,964
End of period (including distributions in excess of net
investment income of $69,811 and distributions in
excess of net investment income of $72,754,
respectively)	$546,605,123	$564,957,219

Other Information
Shares
Sold	5,051,307	8,767,720
Issued in reinvestment of distributions	1,136,181	1,611,513
Redeemed	(6,818,738)	(7,005,118)
Net increase (decrease)	(631,250)	3,374,115

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 16

Financial Highlights

		Six months ended
		May 31, 2006		Years ended November 30,
		(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
	Net asset value,
	beginning of period	$11.57	$11.70	$11.90	$11.65	$11.51	$11.18
	Income from
	Investment
	Operations
	Net investment
	incomeD	.225	.459	.470	.487	.495	.532
	Net realized and
	unrealized gain
	(loss)	(.085)	(.023)	(.058)	.318	.196	.334
	Total from
	investment
	operations	.140	.436	.412	.805	.691	.866
	Distributions from net
	investment income .	(.225)	(.458)	(.472)	(.488)	(.495)	(.534)
	Distributions from net
	realized gain	(.145)	(.108)	(.140)	(.067)	(.056)	(.003)
	Total distributions	(.370)	(.566)	(.612)	(.555)	(.551)	(.537)
	Redemption fees
	added to paid in
	capitalD	—F	—F	—F	—F	—F	.001
	Net asset value,
	end of period	$11.34	$11.57	$11.70	$11.90	$11.65	$11.51

	Total ReturnB,C	1.22%	3.77%	3.56%	7.04%	6.15%	7.86%
Ratios to Average Net AssetsE
	Expenses before
	reductions	.48%A	.48%	.49%	.49%	.50%	.50%
	Expenses net of fee
	waivers, if any	.48%A	.48%	.49%	.49%	.50%	.50%
	Expenses net of all
	reductions	.44%A	.43%	.48%	.49%	.47%	.41%
	Net investment
	income	3.94%A	3.92%	4.00%	4.11%	4.26%	4.62%
	Supplemental Data
	Net assets,
	end of period
	(000 omitted)	$546,605	$564,957	$531,874	$550,298	$573,295	$514,086
	Portfolio turnover
	rate	22%A	36%	18%	24%	21%	19%
A	Annualized
B		Total returns for periods of less than one year are not annualized.
C		Total returns would have been lower had certain expenses not been reduced during the periods shown.
D		Calculated based on average shares outstanding during the period.
E		Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or
		expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur.
		Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrange
		ments. Expenses net of all reductions represent the net expenses paid by the fund.
F		Amount represents less than $.001 per share.
See accompanying notes which are an integral part of the financial statements.

17 Semiannual Report

Fidelity New Jersey AMT Tax Free Money Market Fund
Investment Changes

Maturity Diversification
Days	% of fund’s	% of fund’s	% of fund’s
	investments	investments	investments
	5/31/06	11/30/05	5/31/05
0 – 30	83.0	85.6	89.1
31 – 90	5.9	6.6	1.5
91 – 180	5.4	3.7	3.0
181 – 397	5.7	4.1	6.4
Weighted Average Maturity
	5/31/06	11/30/05	5/31/05
Fidelity New Jersey AMT Tax Free Money
Market Fund	34 Days	29 Days	28 Days
New Jersey Tax Free Municipal Money
Market Funds Average*	32 Days	33 Days	27 Days

*Source: iMoneyNet, Inc.

Semiannual Report 18

Fidelity New Jersey AMT Tax Free Money Market Fund
Investments May 31, 2006 (Unaudited)
Showing Percentage of Net Assets

Municipal Securities 98.5%
	Principal	Value
	Amount	(Note 1)
Delaware/New Jersey – 0.5%
Delaware River & Bay Auth. Rev. Participating VRDN Series
Merlots 00 B8, 3.26% (Liquidity Facility Wachovia Bank
NA) (c)(e)	$4,965,000	$4,965,000
New Jersey – 72.1%
Atlantic Highlands Gen. Oblig. BAN 4.5% 2/20/07	6,230,000	6,274,823
Burlington County Board Commission Pooled Ln. Rev.
Participating VRDN Series ROC II R1023, 3.5% (Liquidity
Facility Citigroup Global Markets Hldgs., Inc.) (c)(e)	450,000	450,000
Carteret Gen. Oblig. BAN 4% 10/26/06	11,014,500	11,051,052
Casino Reinvestment Dev. Auth. Packaging Fee Rev.
Participating VRDN Series MSTC 01 175, 3.24% (Liquidity
Facility Bear Stearns Companies, Inc.) (c)(e)	5,000,000	5,000,000
Casino Reinvestment Dev. Auth. Rev. Participating VRDN
Series Merlots 05 A3, 3.24% (Liquidity Facility Wachovia
Bank NA) (c)(e)	9,350,000	9,350,000
Cedar Grove Township Gen. Oblig. BAN 4.5% 2/27/07	7,452,000	7,507,037
Essex County Impt. Auth. Rev. Participating VRDN Series MT
18, 3.49% (Liquidity Facility Landesbank
Hessen-Thuringen) (c)(e)	5,900,000	5,900,000
Garden State Preservation Trust Open Space & Farmland
Preservation Participating VRDN:
Series Merlots 05 A23, 3.24% (Liquidity Facility Bank of
New York, New York) (c)(e)	2,995,000	2,995,000
Series MS 860, 3.49% (Liquidity Facility Morgan
Stanley) (c)(e)	2,495,000	2,495,000
Series TOC 05 RR, 3.5% (Liquidity Facility Goldman Sachs
Group, Inc.) (c)(e)	4,000,000	4,000,000
Haledon Gen. Oblig. BAN 4.5% 4/27/07	9,099,000	9,160,863
Hillsdale Gen. Oblig. BAN 4.5% 3/30/07	5,960,273	6,004,185
Hudson County Impt. Auth. Rev. (Essential Purp. Pooled Govt.
Ln. Prog.) Series 1986, 3.37%, LOC Bank of New York, New
York, VRDN (c)	17,385,000	17,385,000
Jefferson Township Gen. Oblig. BAN 4.25% 2/2/07	5,175,300	5,206,324
Jersey City Redev. Auth. Multi-family Hsg. Rev. (Dixon Mill
Apts. Proj.) Series 2000 A, 3.22%, LOC Fannie Mae,
VRDN (c)	12,980,000	12,980,000
Lakewood Township Gen. Oblig. BAN:
4% 7/28/06	6,900,000	6,904,916
4.5% 3/2/07	6,260,000	6,306,758
Lincoln Park Gen. Oblig. BAN 4.5% 2/28/07	8,000,000	8,059,318
Madison Borough Gen. Oblig. BAN 4.25% 10/19/06	10,000,000	10,024,404
Montville Township Gen. Oblig. BAN 3.75% 8/24/06	9,092,000	9,096,068
Mount Laurel Township Gen. Oblig. BAN 4% 11/3/06	8,372,250	8,396,819

See accompanying notes which are an integral part of the financial statements.

19 Semiannual Report

Fidelity New Jersey AMT Tax Free Money Market Fund
Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value
	Amount	(Note 1)
New Jersey – continued
New Jersey Ctfs. of Prtn. Participating VRDN:
Series LB 04 L26, 3.31% (Liquidity Facility Lehman Brothers
Hldgs., Inc.) (c)(e)	$5,385,000	$5,385,000
Series PT 2291, 3.5% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	1,960,000	1,960,000
New Jersey Econ. Dev. Auth. Rev.:
Participating VRDN:
Series EGL 06 38 Class A, 3.5% (Liquidity Facility Citibank
NA) (c)(e)	3,800,000	3,800,000
Series EGL 20040012 Class A, 3.5% (Liquidity Facility
Citibank NA) (c)(e)	10,385,000	10,385,000
Series EGL 720050002 Class A, 3.5% (Liquidity Facility
Citibank NA) (c)(e)	2,600,000	2,600,000
Series MACN 06 B, 3.5% (Liquidity Facility Bank of
America NA) (c)(e)	2,665,000	2,665,000
Series Merlots 04 B14, 3.26% (Liquidity Facility Wachovia
Bank NA) (c)(e)	6,000,000	6,000,000
Series MS 05 1250, 3.48% (Liquidity Facility Morgan
Stanley) (c)(e)	9,000,000	9,000,000
Series MSCO 01 572, 3.48% (Liquidity Facility Morgan
Stanley) (c)(e)	10,861,500	10,861,500
Series MSTC 9057, 3.24% (Liquidity Facility Bear Stearns
Companies, Inc.) (c)(e)	3,000,000	3,000,000
Series MT 34, 3.5% (Liquidity Facility Landesbank
Hessen-Thuringen) (c)(e)	3,495,000	3,495,000
Series Putters 785Z, 3.51% (Liquidity Facility JPMorgan
Chase Bank) (c)(e)	1,000,000	1,000,000
Series ROC II R203, 3.5% (Liquidity Facility Citibank
NA) (c)(e)	3,370,000	3,370,000
Series ROC II R298, 3.5% (Liquidity Facility Citibank
NA) (c)(e)	12,025,000	12,025,000
(Jewish Home at Rockleigh Proj.) Series B, 3.48%, LOC
Allied Irish Banks PLC, VRDN (c)	3,600,000	3,600,000
(The Hun School of Princeton Proj.) 3.44%, LOC Allied Irish
Banks PLC, VRDN (c)	10,845,000	10,845,000
New Jersey Edl. Facilities Auth. Rev. Participating VRDN:
Series EGL 720050059 Class A, 3.5% (Liquidity Facility
Citibank NA) (c)(e)	1,400,000	1,400,000
Series PT 1900, 3.5% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	11,435,000	11,435,000
Series ROC II R2102, 3.5% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (c)(e)	995,000	995,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 20

Municipal Securities continued
	Principal	Value
	Amount	(Note 1)
New Jersey – continued
New Jersey Envir. Infrastructure Trust Participating VRDN:
Series PT 1556, 3.5% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	$5,590,000	$5,590,000
Series PT 1560, 3.5% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	5,945,000	5,945,000
New Jersey Gen. Oblig.:
Participating VRDN:
Series EGL 96 3001, 3.5% (Liquidity Facility Citibank NA,
New York) (c)(e)	3,100,000	3,100,000
Series FRRI L8, 3.34% (Liquidity Facility Lehman Brothers
Hldgs., Inc.) (c)(e)	5,700,000	5,700,000
Series MSTC 01 174, 3.55% (Liquidity Facility Bear
Stearns Companies, Inc.) (c)(e)	11,500,000	11,500,000
Series PT 3272, 3.49% (Liquidity Facility Dexia Cr. Local
de France) (c)(e)	2,500,000	2,500,000
TRAN:
Series 2005 A, 4% 6/23/06	4,260,000	4,261,869
4.5% 6/23/06	30,400,000	30,424,140
New Jersey Health Care Facilities Fing. Auth. Rev.:
(Saint Barnabas Med. Ctr. Proj.) Series 2001 A, 3.2%, LOC
JPMorgan Chase Bank, VRDN (c)	3,000,000	3,000,000
(Southern Ocean County Hosp. Proj.) 3.44%, LOC
Wachovia Bank NA, VRDN (c)	3,400,000	3,400,000
(Virtua Health Proj.) 3.44%, LOC Wachovia Bank NA,
VRDN (c)	2,150,000	2,150,000
Series 2004 A3, 3.43%, LOC Fleet Nat’l. Bank, VRDN (c)	1,900,000	1,900,000
Series 2004 A4, 3.44%, LOC Wachovia Bank NA,
VRDN (c)	4,255,000	4,255,000
New Jersey Hsg. & Mtg. Fin. Agcy. Rev. (Single Family Hsg.
Proj.) Series 2005 N, 3.28% (Liquidity Facility Dexia Cr.
Local de France), VRDN (c)	1,630,000	1,630,000
New Jersey Sports & Exposition Auth. Contract Rev. Series
1992 C, 3.37% (MBIA Insured), VRDN (c)	4,380,000	4,380,000
New Jersey Tpk. Auth. Tpk. Rev.:
Bonds Series ROC II R4017, 3.54%, tender 8/17/06
(Liquidity Facility Citigroup Global Markets Hldgs.,
Inc.) (c)(e)(f)	7,875,000	7,875,000
Participating VRDN:
Series AAB 00 6, 3.48% (Liquidity Facility ABN AMRO
Bank NV) (c)(e)	7,980,000	7,980,000
Series EGL 00 3002, 3.5% (Liquidity Facility Citibank NA,
New York) (c)(e)	5,830,000	5,830,000

See accompanying notes which are an integral part of the financial statements.

21 Semiannual Report

Fidelity New Jersey AMT Tax Free Money Market Fund
Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value
	Amount	(Note 1)
New Jersey – continued
New Jersey Tpk. Auth. Tpk. Rev.: – continued
Participating VRDN:
Series EGL 03 47 Class A, 3.5% (Liquidity Facility Citibank
NA, New York) (c)(e)	$6,100,000	$6,100,000
Series Merlots 00 EEE, 3.26% (Liquidity Facility Wachovia
Bank NA) (c)(e)	19,200,000	19,200,000
Series MS 03 835, 3.48% (Liquidity Facility Morgan
Stanley) (c)(e)	6,595,000	6,595,000
Series MS 06 1313, 3.48% (Liquidity Facility Morgan
Stanley) (c)(e)	4,720,000	4,720,000
Series MS 1278, 3.48% (Liquidity Facility Morgan
Stanley) (c)(e)	3,400,000	3,400,000
Series PA 667, 3.5% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	4,995,000	4,995,000
Series PA 670, 3.5% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	4,000,000	4,000,000
Series PA 751, 3.5% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	9,995,000	9,995,000
Series PT 2129, 3.5% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(e)	11,500,000	11,500,000
Series PT 2493, 3.49% (Liquidity Facility Dexia Cr. Local
de France) (c)(e)	4,980,000	4,980,000
Series PT 3194, 3.5% (Liquidity Facility DEPFA BANK
PLC) (c)(e)	10,000,000	10,000,000
Series ROC II R318, 3.5% (Liquidity Facility Citibank
NA) (c)(e)	2,000,000	2,000,000
Series ROC II R4032, 3.5% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (c)(e)	3,595,000	3,595,000
Series ROC II R549, 3.5% (Liquidity Facility Citibank
NA) (c)(e)	2,695,000	2,695,000
Series ROC II R6042, 3.5% (Liquidity Facility Citibank
NA) (c)(e)	3,275,000	3,275,000
Series 1991 D, 3.19% (FGIC Insured), VRDN (c)	2,100,000	2,100,000
Series 2003 C1, 3.18% (FSA Insured), VRDN (c)	13,700,000	13,700,000
New Jersey Trans. Trust Fund Auth.:
Bonds Series PT 2500, 3.62%, tender 9/1/06 (Liquidity
Facility Dexia Cr. Local de France) (c)(e)(f)	4,480,000	4,480,000
Participating VRDN:
Series BA 00 C, 3.5% (Liquidity Facility Bank of America
NA) (c)(e)	3,500,000	3,500,000
Series EGL 20030034 Class A, 3.5% (Liquidity Facility
Citibank NA, New York) (c)(e)	9,100,000	9,100,000
Series GS 06 15Z, 3.28% (Liquidity Facility Goldman
Sachs Group, Inc.) (c)(e)	6,165,000	6,165,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 22

Municipal Securities continued
	Principal	Value
	Amount	(Note 1)
New Jersey – continued
New Jersey Trans. Trust Fund Auth.: – continued
Participating VRDN:
Series IXIS 05 6, 3.5% (Liquidity Facility CDC Fin.-CDC
IXIS) (c)(e)	$3,800,000	$3,800,000
Series MS 00 203, 3.48% (Liquidity Facility Morgan
Stanley) (c)(e)	4,895,000	4,895,000
Series MS 00 224, 3.48% (Liquidity Facility Morgan
Stanley) (c)(e)	1,695,000	1,695,000
Series MS 963D, 3.48% (Liquidity Facility Morgan
Stanley) (c)(e)	2,300,000	2,300,000
Series MT 245, 3.49% (Liquidity Facility Bayerische
Hypo-und Vereinsbank AG) (c)(e)	20,000,000	20,000,000
Series MT 72, 3.49% (Liquidity Facility Lloyds TSB Bank
PLC) (c)(e)	3,750,000	3,750,000
Series PA 958P, 3.5% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(e)	4,995,000	4,995,000
Series PT 1751, 3.5% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(e)	6,990,000	6,990,000
Series PT 1926, 3.5% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(e)	1,960,000	1,960,000
Series PT 2363A, 3.49% (Liquidity Facility Dexia Cr. Local
de France) (c)(e)	11,380,000	11,380,000
Series PT 2402, 3.49% (Liquidity Facility Dexia Cr. Local
de France) (c)(e)	16,660,000	16,660,000
Series PT 2572, 3.49% (Liquidity Facility Dexia Cr. Local
de France) (c)(e)	1,880,000	1,880,000
Series PT 3291, 3.49% (Liquidity Facility Dexia Cr. Local
de France) (c)(e)	20,600,000	20,600,000
Series Putters 1142, 3.51% (Liquidity Facility JPMorgan
Chase & Co.) (c)(e)	1,500,000	1,500,000
Series Putters 1149, 3.51% (Liquidity Facility JPMorgan
Chase & Co.) (c)(e)	4,585,000	4,585,000
Series Putters 503, 3.51% (Liquidity Facility JPMorgan
Chase Bank) (c)(e)	1,295,000	1,295,000
Series Putters 504, 3.51% (Liquidity Facility JPMorgan
Chase Bank) (c)(e)	5,350,000	5,350,000
Series Putters 795, 3.5% (Liquidity Facility Dresdner Bank
AG) (c)(e)	10,915,000	10,915,000
Series Putters 820, 3.51% (Liquidity Facility JPMorgan
Chase Bank) (c)(e)	5,080,000	5,080,000
Series Putters 825, 3.5% (Liquidity Facility Dresdner Bank
AG) (c)(e)	1,065,000	1,065,000
Series ROC II R7516, 3.5% (Liquidity Facility Citibank
NA) (c)(e)	5,320,000	5,320,000
See accompanying notes which are an integral part of the financial statements.

23 Semiannual Report

Fidelity New Jersey AMT Tax Free Money Market Fund
Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value
	Amount	(Note 1)
New Jersey – continued
New Jersey Trans. Trust Fund Auth.: – continued
Participating VRDN:
Series Stars 129, 3.49% (Liquidity Facility BNP Paribas
SA) (c)(e)	$3,000,000	$3,000,000
Newark Gen. Oblig. Bonds Series ROC II R4539, 3.45%,
tender 8/10/06 (Liquidity Facility Citigroup Global Markets
Hldgs., Inc.) (c)(e)(f)	4,150,000	4,150,000
North Brunswick Township Gen. Oblig. BAN 4% 8/22/06	3,300,000	3,307,047
Passaic County Gen. Oblig. BAN 4% 6/14/06	4,614,000	4,615,168
Randolph Township Gen. Oblig. BAN 4% 9/6/06	7,680,000	7,698,410
Tobacco Settlement Fing. Corp. Participating VRDN Series PA
1285, 3.52% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	2,400,000	2,400,000
Trenton Gen. Oblig. BAN 4% 10/13/06	8,600,000	8,625,384
Washington Township Board of Ed. Mercer County
Participating VRDN Series PT 2808, 3.49% (Liquidity Facility
Dexia Cr. Local de France) (c)(e)	3,880,000	3,880,000
		679,576,085

New Jersey/Pennsylvania – 3.5%
Delaware River Port Auth. Pennsylvania & New Jersey Rev.
Participating VRDN:
Series Merlots 00 B4, 3.26% (Liquidity Facility Wachovia
Bank NA) (c)(e)	3,910,000	3,910,000
Series Merlots 00 K, 3.26% (Liquidity Facility Wachovia
Bank NA) (c)(e)	13,900,000	13,900,000
Series PA 606, 3.5% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	9,650,000	9,650,000
Series SG 53, 3.49% (Liquidity Facility Societe
Generale) (c)(e)	5,700,000	5,700,000
		33,160,000

New York – 0.4%
Triborough Bridge & Tunnel Auth. Revs. Participating VRDN
Series PT 2017, 3.5% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	3,495,000	3,495,000
New York & New Jersey – 5.2%
Port Auth. of New York & New Jersey:
Participating VRDN:
Series EGL 03 59 Class A, 3.5% (Liquidity Facility Citibank
NA, New York) (c)(e)	5,000,000	5,000,000
Series PA 1251, 3.52% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(e)	1,900,000	1,900,000
Series ROC II R319, 3.5% (Liquidity Facility Citibank
NA) (c)(e)	4,730,000	4,730,000
See accompanying notes which are an integral part of the financial statements.

Semiannual Report 24

Municipal Securities continued
	Principal	Value
	Amount	(Note 1)
New York & New Jersey – continued
Port Auth. of New York & New Jersey: – continued
Series 1992 2, 3.52%, VRDN (c)(f)	$6,900,000	$6,900,000
Series 1997 1, 3.52%, VRDN (c)(f)	8,900,000	8,900,000
Series 1997 2, 3.52%, VRDN (c)(f)	10,400,000	10,400,000
Series 2004 1, 3.48%, VRDN (c)	2,000,000	2,000,000
Port Auth. of New York & New Jersey Spl. Oblig. Rev.:
Series 3, 3.5%, VRDN (c)	4,650,000	4,650,000
Series 5, 3.5%, VRDN (c)	4,220,000	4,220,000
		48,700,000

Puerto Rico 15.2%
Puerto Rico Commonwealth Gen. Oblig.:
Participating VRDN:
Series LB 05 F2, 3.3% (Lehman Brothers Hldgs., Inc.
Guaranteed) (Liquidity Facility Lehman Brothers Hldgs.,
Inc.) (c)(e)	3,300,000	3,300,000
Series Merlots 00 EE, 3.24% (Liquidity Facility Wachovia
Bank NA) (c)(e)	900,000	900,000
Series MT 218, 3.49% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(e)	3,600,000	3,600,000
Series PA 620, 3.46% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(e)	1,920,000	1,920,000
Series PA 774R, 3.46% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(e)	1,770,000	1,770,000
TRAN 4.5% 7/28/06, LOC Bank of Nova Scotia, New York
Agcy., LOC BNP Paribas SA	5,600,000	5,610,938
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev.
Participating VRDN Series PA 114, 3.46% (Liquidity Facility
Merrill Lynch & Co., Inc.) (c)(e)	7,935,000	7,935,000
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.
Participating VRDN:
Series EGL 7053018 Class A, 3.49% (Liquidity Facility
Citibank NA) (c)(e)	9,000,000	9,000,000
Series MACN 06 R, 3.48% (Liquidity Facility Bank of
America NA) (c)(e)	5,000,000	5,000,000
Series Merlots 00 FFF, 3.24% (Liquidity Facility Wachovia
Bank NA) (c)(e)	2,720,000	2,720,000
Series PA 1380R, 3.46% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(e)	10,300,000	10,300,000
Puerto Rico Commonwealth Infrastructure Fing. Auth.
Participating VRDN:
Series MSTC 7005, 3.42% (Liquidity Facility Bear Stearns
Companies, Inc.) (c)(e)	10,045,000	10,045,000

See accompanying notes which are an integral part of the financial statements.

25 Semiannual Report

Fidelity New Jersey AMT Tax Free Money Market Fund
Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value
	Amount	(Note 1)
Puerto Rico continued
Puerto Rico Commonwealth Infrastructure Fing. Auth.
Participating VRDN: – continued
Series PT 2881, 3.46% (Liquidity Facility Dexia Cr. Local de
France) (c)(e)	$18,855,000	$18,855,000
Puerto Rico Convention Ctr. District Auth. Hotel Occupancy Tax
Rev. Participating VRDN Series MS 1290, 3.47% (Liquidity
Facility Morgan Stanley) (c)(e)	5,000,000	5,000,000
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Participating VRDN:
Series MS 1276, 3.47% (Liquidity Facility Morgan
Stanley) (c)(e)	1,700,000	1,700,000
Series PA 1223, 3.46% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(e)	6,200,000	6,200,000
Series PA 1364, 3.46% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(e)	4,400,000	4,400,000
Series PT 3398, 3.46% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	1,190,000	1,190,000
Series Putters 147, 3.46% (Liquidity Facility JPMorgan Chase
Bank) (c)(e)	2,900,000	2,900,000
Series Putters 681, 3.46% (Liquidity Facility JPMorgan Chase
& Co.) (c)(e)	1,745,000	1,745,000
Series RobIns 16, 3.47% (Liquidity Facility Bank of New
York, New York) (c)(e)	2,165,000	2,165,000
Series ROC 2 99 3, 3.49% (Liquidity Facility Citibank
NA) (c)(e)	2,175,000	2,175,000
Series SGA 43, 3.19% (Liquidity Facility Societe
Generale) (c)(e)	4,310,000	4,310,000
Puerto Rico Govt. Dev. Bank Bonds 3.25% 7/24/06, LOC
Societe Generale (b)	18,000,000	18,000,000
Puerto Rico Ind. Med. & Envir. Poll. Cont. Facilities Fing. Auth.
Rev. Bonds (Abbot Labs Proj.) 3.55%, tender 3/1/07 (c)	4,330,000	4,331,587
Puerto Rico Indl., Tourist, Edl., Med. & Envir. Cont. Facilities
Fing. Auth. (Ana G. Mendez Univ. Sys. Proj.) Series 1998,
3.36%, LOC Banco Santander Central Hispano SA,
VRDN (c)	1,550,000	1,550,000
Puerto Rico Pub. Bldgs Auth. Rev. Participating VRDN Series
MS 968, 3.48% (Liquidity Facility Morgan Stanley) (c)(e)	7,040,000	7,040,000
		143,662,525

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 26

Municipal Securities continued
		Shares	Value
(Note 1)
Other – 1.6%
Fidelity Tax Free Cash Central Fund, 3.49% (a)(d)		15,000,000	$15,000,000

TOTAL INVESTMENT PORTFOLIO – 98.5%
(Cost $928,558,610)			928,558,610

NET OTHER ASSETS – 1.5%			13,890,303
NET ASSETS 100%			$942,448,913

Security Type Abbreviations	Legend
BAN — BOND ANTICIPATION NOTE	(a)		Affiliated fund that is available only to
TRAN — TAX AND REVENUE			investment companies and other
ANTICIPATION NOTE			accounts managed by Fidelity
Investments. The rate quoted is the
VRDN — VARIABLE RATE DEMAND NOTE			annualized seven-day yield of the fund
at period end. A complete unaudited
listing of the fund’s holdings as of its
most recent quarter end is available
upon request.
	(b)		Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $18,000,000 or
1.9% of net assets.
	(c)		The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.
	(d)		Information in this report regarding
holdings by state and security types
does not reflect the holdings of the
Fidelity Tax-Free Cash Central Fund.
	(e)		Provides evidence of ownership in one
or more underlying municipal bonds.

See accompanying notes which are an integral part of the financial statements.

27 Semiannual Report

Fidelity New Jersey AMT Tax Free Money Market Fund
Investments (Unaudited) continued

(f) Restricted securities – Investment in				Acquisition
securities not registered under the			Security	Date	Cost
Securities Act of 1933 (excluding 144A			Newark Gen.
issues). At the end of the period, the			Oblig. Bonds
value of restricted securities (excluding			Series ROC II
144A issues) amounted to $42,705,000			R4539, 3.45%,
or 4.5% of net assets.			tender 8/10/06
(Liquidity Facility
Additional information on each holding is			Citigroup Global
as follows:			Markets Hldgs.,
			Inc.)	11/24/03	$4,150,000
	Acquisition		Port Auth. of New
Security	Date	Cost	York & New
New Jersey Tpk.			Jersey Series
Auth. Tpk. Rev.			1992 2, 3.52%,
Bonds Series ROC			VRDN	2/14/92	$6,900,000
II R4017, 3.54%,			Port Auth. of New
tender 8/17/06			York & New
(Liquidity Facility			Jersey Series
Citigroup Global			1997 1, 3.52%,
Markets Hldgs.,	6/8/05		VRDN	8/9/02	$8,900,000
Inc.)	7/12/05	$7,875,000
Port Auth. of New
New Jersey Trans.			York & New
Trust Fund Auth.			Jersey Series
Bonds Series PT			1997 2, 3.52%,
2500, 3.62%,			VRDN	9/15/97	$10,400,000
tender 9/1/06
(Liquidity Facility
Dexia Cr. Local de
France)	11/22/05	$4,480,000

Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:

Fund				Income earned
Fidelity Tax Free Cash Central Fund				$526,864

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 28

Fidelity New Jersey AMT Tax Free Money Market Fund
Financial Statements
Statement of Assets and Liabilities
	May 31, 2006 (Unaudited)

Assets
Investment in securities, at value See accompanying
schedule:
Unaffiliated issuers (cost $913,558,610)	$913,558,610
Affiliated Central Funds (cost $15,000,000)	15,000,000
Total Investments (cost $928,558,610)		$928,558,610
Cash		4,896,096
Receivable for investments sold		3,838,891
Receivable for fund shares sold		1,403,022
Interest receivable		10,476,149
Receivable from investment adviser for expense
reductions		57,855
Other receivables		140,630
Total assets		949,371,253

Liabilities
Payable for investments purchased	$6,165,000
Payable for fund shares redeemed	223,919
Distributions payable	197,176
Accrued management fee	335,289
Other affiliated payables	956
Total liabilities		6,922,340

Net Assets		$942,448,913
Net Assets consist of:
Paid in capital		$942,310,094
Undistributed net investment income		14,219
Accumulated undistributed net realized gain (loss) on
investments		124,600
Net Assets, for 942,039,955 shares outstanding		$942,448,913
Net Asset Value, offering price and redemption price per
share ($942,448,913 ÷ 942,039,955 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

29 Semiannual Report

Fidelity New Jersey AMT Tax Free Money Market Fund
Financial Statements continued

Statement of Operations
	Six months ended May 31, 2006 (Unaudited)

Investment Income
Interest		$13,383,123
Income from affiliated Central Funds		526,864
Total income		13,909,987

Expenses
Management fee	$1,914,838
Independent trustees’ compensation	1,728
Total expenses before reductions	1,916,566
Expense reductions	(772,235)	1,144,331

Net investment income		12,765,656
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		111,181
Net increase in net assets resulting from operations		$12,876,837

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 30

Statement of Changes in Net Assets
	Six months ended	Year ended
	May 31, 2006	November 30,
	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$12,765,656	$14,371,841
Net realized gain (loss)	111,181	26,566
Net increase in net assets resulting
from operations	12,876,837	14,398,407
Distributions to shareholders from net investment income .	(12,768,769)	(14,369,544)
Distributions to shareholders from net realized gain	—	(136,555)
Total distributions	(12,768,769)	(14,506,099)
Share transactions at net asset value of $1.00 per share
Proceeds from sales of shares	482,203,545	578,649,316
Reinvestment of distributions	11,658,124	13,087,968
Cost of shares redeemed	(341,467,577)	(475,396,074)
Net increase (decrease) in net assets and shares
resulting from share transactions	152,394,092	116,341,210
Total increase (decrease) in net assets	152,502,160	116,233,518

Net Assets
Beginning of period	789,946,753	673,713,235
End of period (including undistributed net investment
income of $14,219 and undistributed net investment
income of $17,332, respectively)	$942,448,913	$789,946,753

See accompanying notes which are an integral part of the financial statements.

31 Semiannual Report

Financial Highlights

		Six months ended
		May 31, 2006		Years ended November 30,
		(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
	Net asset value,
	beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
	Income from
	Investment
	Operations
	Net investment
	income	.014	.020	.009	.008	.012	.026
	Net realized and
	unrealized gain
	(loss)F	—	—	—	—	—	—
	Total from
	investment
	operations	.014	.020	.009	.008	.012	.026
	Distributions from net
	investment income	(.014)	(.020)	(.009)	(.008)	(.012)	(.026)
	Distributions from net
	realized gain	—	—F	—	—F	—	—
	Total distributions .	(.014)	(.020)	(.009)	(.008)	(.012)	(.026)
	Net asset value,
	end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
	Total ReturnB,C,D	1.44%	2.01%	.86%	.83%	1.23%	2.61%
Ratios to Average Net AssetsE
	Expenses before
	reductions	.43%A	.43%	.43%	.43%	.43%	.49%
	Expenses net of fee
	waivers, if any	.35%A	.35%	.35%	.35%	.35%	.48%
	Expenses net of all
	reductions	.26%A	.28%	.33%	.33%	.31%	.45%
	Net investment
	income	2.87%A	1.99%	.87%	.78%	1.22%	2.57%
	Supplemental Data
	Net assets,

	end of period
	(000 omitted)	$942,449	$789,947	$673,713	$570,862	$571,396	$493,863
A	Annualized
B		Total returns for periods of less than one year are not annualized.
C		Total returns would have been lower had certain expenses not been reduced during the periods shown.
D		Total returns do not include the effect of the account closeout fee.
E		Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or
		expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur.
		Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrange
		ments. Expenses net of all reductions represent the net expenses paid by the fund.
F		Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 32

Fidelity New Jersey Municipal Money Market Fund
Investment Changes

Maturity Diversification
Days	% of fund’s	% of fund’s	% of fund’s
	investments	investments	investments
	5/31/06	11/30/05	5/31/05
0 – 30	88.8	89.1	89.4
31 – 90	3.2	3.5	2.7
91 – 180	4.1	3.4	4.1
181 – 397	3.9	4.0	3.8
Weighted Average Maturity
	5/31/06	11/30/05	5/31/05
Fidelity New Jersey Municipal Money
Market Fund	26 Days	28 Days	24 Days
New Jersey Tax Free Money Market Funds
Average*	32 Days	33 Days	27 Days

*Source: iMoneyNet, Inc.

33 Semiannual Report

Fidelity New Jersey Municipal Money Market Fund
Investments May 31, 2006 (Unaudited)
Showing Percentage of Net Assets

Municipal Securities 95.7%
	Principal	Value
	Amount	(Note 1)
Delaware/New Jersey – 1.1%
Delaware River & Bay Auth. Rev. Participating VRDN Series
Merlots 00 B8, 3.26% (Liquidity Facility Wachovia Bank
NA) (c)(f)	$17,825,000	$17,825,000
New Jersey – 69.7%
Bergen County Impt. Auth. Multi-family Hsg. Rev. (Kentshire
Apts. Proj.) Series 2001, 3.23%, LOC Fannie Mae,
VRDN (c)(e)	6,000,000	6,000,000
Burlington County Board Commission Pooled Ln. Rev.
Participating VRDN Series ROC II R1023, 3.5% (Liquidity
Facility Citigroup Global Markets Hldgs., Inc.) (c)(f)	930,000	930,000
Camden County Impt. Auth. Rev. (Parkview Redev. Hsg. Proj.)
3.39%, LOC Fannie Mae, VRDN (c)(e)	13,000,000	13,000,000
Casino Reinvestment Dev. Auth. Packaging Fee Rev.
Participating VRDN Series MSTC 01 175, 3.24% (Liquidity
Facility Bear Stearns Companies, Inc.) (c)(f)	8,765,000	8,765,000
Casino Reinvestment Dev. Auth. Rev. Participating VRDN
Series Merlots 05 A3, 3.24% (Liquidity Facility Wachovia
Bank NA) (c)(f)	8,155,000	8,155,000
Clifton Gen. Oblig. BAN 4% 8/24/06	2,500,000	2,501,877
Cumberland County Gen. Oblig. BAN 4.5% 5/16/07	10,500,000	10,575,499
East Brunswick Township Gen. Oblig. BAN 4.35% 2/23/07	3,541,000	3,556,471
East Windsor Township Gen. Oblig. BAN 4.3% 12/1/06	8,993,996	9,035,842
Essex County Impt. Auth. Rev. Participating VRDN Series MS
966 D, 3.48% (Liquidity Facility Morgan Stanley) (c)(f)	11,540,000	11,540,000
Garden State Preservation Trust Open Space & Farmland
Preservation Participating VRDN:
Series Merlots 05 A23, 3.24% (Liquidity Facility Bank of
New York, New York) (c)(f)	21,965,000	21,965,000
Series PT 1916, 3.5% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)	7,845,000	7,845,000
Series TOC 05 RR, 3.5% (Liquidity Facility Goldman Sachs
Group, Inc.) (c)(f)	11,940,000	11,940,000
Holmdel Township Gen. Oblig. BAN 4.25% 11/22/06	8,114,500	8,147,432
Hudson County Impt. Auth. Rev. (Essential Purp. Pooled Govt.
Ln. Prog.) Series 1986, 3.37%, LOC Bank of New York, New
York, VRDN (c)	8,300,000	8,300,000
Jersey City Gen. Oblig. BAN Series A, 4.5% 2/23/07	7,050,000	7,087,913
Lakewood Township Gen. Oblig. BAN 4% 7/28/06	12,083,000	12,091,609
Montville Township Gen. Oblig. BAN 4.5% 5/24/07	8,368,000	8,431,922
New Jersey Ctfs. of Prtn. Participating VRDN Series LB 04 L26,
3.31% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f) .	1,800,000	1,800,000
New Jersey Econ. Dev. Auth. Econ. Dev. Rev.:
(AIRUS Newark LLC Proj.) Series 1998, 3.39% (AMBAC
Insured), VRDN (c)(e)	4,500,000	4,500,000
See accompanying notes which are an integral part of the financial statements.

Semiannual Report 34

Municipal Securities continued
	Principal	Value
	Amount	(Note 1)
New Jersey – continued
New Jersey Econ. Dev. Auth. Econ. Dev. Rev. continued
(Int’l. Processing Corp. Proj.) 3.52%, LOC Bank of America
NA, VRDN (c)(e)	$400,000	$400,000
(The Frisch School Proj.) 3.45%, LOC KBC Bank NV,
VRDN (c)	5,400,000	5,400,000
(The Morris Museum, Inc. Proj.) 3.45%, LOC JPMorgan
Chase Bank, VRDN (c)	9,200,000	9,200,000
(The Pennington School Proj.) 3.18%, LOC Citizens Bank of
Pennsylvania, VRDN (c)	2,100,000	2,100,000
New Jersey Econ. Dev. Auth. Natural Gas Facilities Rev.
Participating VRDN:
Series MS 1202X, 3.52% (Liquidity Facility Morgan
Stanley) (c)(e)(f)	3,200,000	3,200,000
Series MS 98 161, 3.52% (Liquidity Facility Morgan
Stanley) (c)(e)(f)	1,625,000	1,625,000
New Jersey Econ. Dev. Auth. Rev.:
Participating VRDN:
Series EGL 20040012 Class A, 3.5% (Liquidity Facility
Citibank NA) (c)(f)	1,000,000	1,000,000
Series FRRI 01 N10, 3.31% (Liquidity Facility Bank of New
York, New York) (c)(f)	7,150,000	7,150,000
Series MACN 05 H, 3.5% (Liquidity Facility Bank of
America NA) (c)(f)	3,030,000	3,030,000
Series Merlots 04 B14, 3.26% (Liquidity Facility Wachovia
Bank NA) (c)(f)	8,485,000	8,485,000
Series MS 05 1250, 3.48% (Liquidity Facility Morgan
Stanley) (c)(f)	4,565,000	4,565,000
Series MSTC 9057, 3.24% (Liquidity Facility Bear Stearns
Companies, Inc.) (c)(f)	6,990,000	6,990,000
Series MT 14, 3.49% (Liquidity Facility BNP Paribas
SA) (c)(f)	15,660,000	15,660,000
Series MT 34, 3.5% (Liquidity Facility Landesbank
Hessen-Thuringen) (c)(f)	7,500,000	7,500,000
Series PA 1239, 3.52% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(f)	6,000,000	6,000,000
Series PA 1253, 3.5% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(f)	8,610,000	8,610,000
Series Putters 502, 3.51% (Liquidity Facility PNC Bank
NA, Pittsburgh) (c)(f)	10,750,000	10,750,000
Series Putters 785Z, 3.51% (Liquidity Facility JPMorgan
Chase Bank) (c)(f)	7,370,000	7,370,000
Series Putters 883T, 3.51% (Liquidity Facility JPMorgan
Chase Bank) (c)(f)	10,770,000	10,770,000

See accompanying notes which are an integral part of the financial statements.

35 Semiannual Report

Fidelity New Jersey Municipal Money Market Fund
Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value
	Amount	(Note 1)
New Jersey – continued
New Jersey Econ. Dev. Auth. Rev.: – continued
(5901 Tonelle Ave. Assoc. Proj.) Series 2001, 3.54%, LOC
Wachovia Bank NA, VRDN (c)(e)	$3,870,000	$3,870,000
(Jewish Home at Rockleigh Proj.) Series B, 3.48%, LOC
Allied Irish Banks PLC, VRDN (c)	4,700,000	4,700,000
(LPS Inds. Proj.) 3.54%, LOC Wachovia Bank NA,
VRDN (c)(e)	7,275,000	7,275,000
(Meriden Assisted Living at Shrewsbury Proj.) 3.48%, LOC
Fannie Mae, VRDN (c)(e)	10,500,000	10,500,000
New Jersey Econ. Dev. Auth. Spl. Facilities Rev. (Port Newark
Container LLC Proj.) 3.26%, LOC Citibank NA, New York,
VRDN (c)(e)	43,400,000	43,400,000
New Jersey Econ. Dev. Auth. Thermal Energy Facilities Rev.
(Marina Energy LLC Proj.):
Series 2001 A, 3.39%, LOC Wachovia Bank NA,
VRDN (c)(e)	9,300,000	9,300,000
Series A, 3.48%, LOC Wachovia Bank NA, VRDN (c)(e)	14,400,000	14,400,000
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev. (United Wtr.,
Inc. Proj.) Series 1996 C, 3.65% (AMBAC Insured),
VRDN (c)(e)	3,435,000	3,435,000
New Jersey Edl. Facilities Auth. Rev.:
Bonds:
Series 2005 A, 4% 9/1/06	3,000,000	3,008,047
Series ROC II R2191, 3.45%, tender 8/10/06 (Liquidity
Facility Citigroup Global Markets Hldgs., Inc.) (c)(f)(g)	5,705,000	5,705,000
Participating VRDN:
Series EGL 720050059 Class A, 3.5% (Liquidity Facility
Citibank NA) (c)(f)	3,810,000	3,810,000
Series Putters 801, 3.51% (Liquidity Facility JPMorgan
Chase & Co.) (c)(f)	2,775,000	2,775,000
Series ROC II R295, 3.5% (Liquidity Facility Citibank
NA) (c)(f)	4,995,000	4,995,000
New Jersey Envir. Infrastructure Trust Participating VRDN
Series Putters 585, 3.54% (Liquidity Facility JPMorgan Chase
& Co.) (c)(e)(f)	3,970,000	3,970,000
New Jersey Gen. Oblig.:
Participating VRDN:
Series FRRI L8, 3.34% (Liquidity Facility Lehman Brothers
Hldgs., Inc.) (c)(f)	9,950,000	9,950,000
Series Macon 04 F, 3.5% (Liquidity Facility Bank of
America NA) (c)(f)	4,635,000	4,635,000
Series MSTC 01 174, 3.55% (Liquidity Facility Bear
Stearns Companies, Inc.) (c)(f)	12,700,000	12,700,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 36

Municipal Securities continued
	Principal	Value
	Amount	(Note 1)
New Jersey – continued
New Jersey Gen. Oblig.: – continued
Participating VRDN:
Series PT 2893, 3.5% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(f)	$7,415,000	$7,415,000
Series PT 3272, 3.49% (Liquidity Facility Dexia Cr. Local
de France) (c)(f)	6,470,000	6,470,000
TRAN:
Series 2005 A, 4% 6/23/06	5,000,000	5,002,200
4.5% 6/23/06	54,600,000	54,643,319
New Jersey Health Care Facilities Fing. Auth. Participating
VRDN Series Putters 1063, 3.51% (Liquidity Facility
JPMorgan Chase Bank) (c)(f)	5,805,000	5,805,000
New Jersey Health Care Facilities Fing. Auth. Rev.:
Participating VRDN:
Series MT 24, 3.49% (Liquidity Facility Svenska
Handelsbanken AB) (c)(f)	6,275,000	6,275,000
Series MT 25, 3.49% (Liquidity Facility Svenska
Handelsbanken AB) (c)(f)	6,460,000	6,460,000
(Saint Barnabas Med. Ctr. Proj.) Series 2001 A, 3.2%, LOC
JPMorgan Chase Bank, VRDN (c)	6,925,000	6,925,000
(Southern Ocean County Hosp. Proj.) 3.44%, LOC
Wachovia Bank NA, VRDN (c)	5,800,000	5,800,000
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev. Series
2006 A, 3.47% (FSA Insured), VRDN (c)(e)	2,000,000	2,000,000
New Jersey Hsg. & Mtg. Fin. Agcy. Rev.:
Participating VRDN:
Series 1999 V, 3.54% (Liquidity Facility Bank of America
NA) (c)(e)(f)	5,560,000	5,560,000
Series Merlots 00 A2, 3.29% (Liquidity Facility Wachovia
Bank NA) (c)(e)(f)	835,000	835,000
Series PT 1289, 3.52% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(e)(f)	1,215,000	1,215,000
(Single Family Hsg. Proj.):
Series 2005 O:
3.36% (Liquidity Facility Dexia Cr. Local de France),
VRDN (c)(e)	15,000,000	15,000,000
3.36% (Liquidity Facility Dexia Cr. Local de France),
VRDN (c)(e)	7,735,000	7,735,000
Series 2005 Q, 3.24% (Liquidity Facility Dexia Cr. Local
de France), VRDN (c)(e)	34,070,000	34,070,000
Series 2005 R, 3.24% (Liquidity Facility Dexia Cr. Local de
France), VRDN (c)(e)	28,610,000	28,610,000

See accompanying notes which are an integral part of the financial statements.

37 Semiannual Report

Fidelity New Jersey Municipal Money Market Fund
Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value
	Amount	(Note 1)
New Jersey – continued
New Jersey Sports & Exposition Auth. Contract Rev.
Participating VRDN Series PA 649R, 3.5% (Liquidity Facility
Merrill Lynch & Co., Inc.) (c)(f)	$2,600,000	$2,600,000
New Jersey Tpk. Auth. Tpk. Rev.:
Bonds Series ROC II R4017, 3.54%, tender 8/17/06
(Liquidity Facility Citigroup Global Markets Hldgs.,
Inc.) (c)(f)(g)	11,160,000	11,160,000
Participating VRDN:
Series AAB 00 6, 3.48% (Liquidity Facility ABN AMRO
Bank NV) (c)(f)	29,240,000	29,240,000
Series IXIS 05 14, 3.5% (Liquidity Facility CDC Fin.-CDC
IXIS) (c)(f)	5,725,000	5,725,000
Series LB 05 K9, 3.31% (Liquidity Facility Lehman Brothers
Hldgs., Inc.) (c)(f)	7,505,000	7,505,000
Series Merlots 00 EEE, 3.26% (Liquidity Facility Wachovia
Bank NA) (c)(f)	3,980,000	3,980,000
Series MS 06 1313, 3.48% (Liquidity Facility Morgan
Stanley) (c)(f)	5,000,000	5,000,000
Series MS 1278, 3.48% (Liquidity Facility Morgan
Stanley) (c)(f)	3,400,000	3,400,000
Series PA 613, 3.5% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)	2,000,000	2,000,000
Series PA 670, 3.5% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)	2,345,000	2,345,000
Series PT 2129, 3.5% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(f)	7,575,000	7,575,000
Series PT 2493, 3.49% (Liquidity Facility Dexia Cr. Local
de France) (c)(f)	9,940,000	9,940,000
Series PT 3194, 3.5% (Liquidity Facility DEPFA BANK
PLC) (c)(f)	11,990,000	11,990,000
Series Putters 155, 3.51% (Liquidity Facility JPMorgan
Chase Bank) (c)(f)	1,000,000	1,000,000
Series ROC II R4032, 3.5% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (c)(f)	1,895,000	1,895,000
New Jersey Trans. Trust Fund Auth.:
Bonds Series PT 2500, 3.62%, tender 9/1/06 (Liquidity
Facility Dexia Cr. Local de France) (c)(f)(g)	18,620,000	18,620,000
Participating VRDN:
Series EGL 20030034 Class A, 3.5% (Liquidity Facility
Citibank NA, New York) (c)(f)	17,100,000	17,100,000
Series EGL 720050001 Class A, 3.5% (Liquidity Facility
Citibank NA) (c)(f)	41,500,000	41,500,000
Series Floaters 06 14Z, 3.28% (Liquidity Facility Goldman
Sachs Group, Inc.) (c)(f)	2,900,000	2,900,000
See accompanying notes which are an integral part of the financial statements.

Semiannual Report 38

Municipal Securities continued
	Principal	Value
	Amount	(Note 1)
New Jersey – continued
New Jersey Trans. Trust Fund Auth.: – continued
Participating VRDN:
Series GS 06 10Z, 3.28% (Liquidity Facility Goldman
Sachs Group, Inc.) (c)(f)	$10,500,000	$10,500,000
Series IXIS 05 6, 3.5% (Liquidity Facility CDC Fin.-CDC
IXIS) (c)(f)	8,000,000	8,000,000
Series MS 00 224, 3.48% (Liquidity Facility Morgan
Stanley) (c)(f)	9,000,000	9,000,000
Series MS 1277, 3.48% (Liquidity Facility Morgan
Stanley) (c)(f)	5,610,000	5,610,000
Series MS 963D, 3.48% (Liquidity Facility Morgan
Stanley) (c)(f)	12,390,000	12,390,000
Series MS 98 54, 3.48% (Liquidity Facility Morgan
Stanley) (c)(f)	10,455,000	10,455,000
Series MT 245, 3.49% (Liquidity Facility Bayerische
Hypo-und Vereinsbank AG) (c)(f)	49,660,000	49,660,000
Series PA 958P, 3.5% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(f)	2,000,000	2,000,000
Series PT 1204, 3.5% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(f)	1,500,000	1,500,000
Series PT 1751, 3.5% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(f)	3,000,000	3,000,000
Series PT 1926, 3.5% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(f)	8,315,000	8,315,000
Series PT 2363A, 3.49% (Liquidity Facility Dexia Cr. Local
de France) (c)(f)	1,980,000	1,980,000
Series PT 2402, 3.49% (Liquidity Facility Dexia Cr. Local
de France) (c)(f)	9,215,000	9,215,000
Series PT 2488, 3.49% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(f)	5,980,000	5,980,000
Series PT 2489, 3.5% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(f)	1,485,000	1,485,000
Series PT 2494, 3.49% (Liquidity Facility Dexia Cr. Local
de France) (b)(c)(f)	3,000,000	3,000,000
Series PT 2572, 3.49% (Liquidity Facility Dexia Cr. Local
de France) (c)(f)	3,795,000	3,795,000
Series PT 2711, 3.49% (Liquidity Facility Dexia Cr. Local
de France) (c)(f)	5,970,000	5,970,000
Series PT 3291, 3.49% (Liquidity Facility Dexia Cr. Local
de France) (c)(f)	16,550,000	16,550,000
Series PT 3314, 3.5% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(f)	690,000	690,000
Series Putters 1143, 3.51% (Liquidity Facility JPMorgan
Chase Bank) (c)(f)	4,000,000	4,000,000
See accompanying notes which are an integral part of the financial statements.

39 Semiannual Report

Fidelity New Jersey Municipal Money Market Fund
Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value
	Amount	(Note 1)
New Jersey – continued
New Jersey Trans. Trust Fund Auth.: – continued
Participating VRDN:
Series Putters 1144, 3.51% (Liquidity Facility JPMorgan
Chase Bank) (c)(f)	$995,000	$995,000
Series Putters 1149, 3.51% (Liquidity Facility JPMorgan
Chase & Co.) (c)(f)	5,765,000	5,765,000
Series Putters 1166, 3.51% (Liquidity Facility JPMorgan
Chase Bank) (c)(f)	1,585,000	1,585,000
Series Putters 1356T, 3.29% (Liquidity Facility JPMorgan
Chase Bank) (c)(f)	6,850,000	6,850,000
Series Putters 503, 3.51% (Liquidity Facility JPMorgan
Chase Bank) (c)(f)	2,695,000	2,695,000
Series Putters 818, 3.51% (Liquidity Facility JPMorgan
Chase Bank) (c)(f)	21,490,000	21,490,000
Series Putters 820, 3.51% (Liquidity Facility JPMorgan
Chase Bank) (c)(f)	10,735,000	10,735,000
Series ROC II R146, 3.5% (Liquidity Facility Citibank
NA) (c)(f)	7,495,000	7,495,000
Series ROC II R447, 3.5% (Liquidity Facility Citibank
NA) (c)(f)	3,000,000	3,000,000
Series Stars 129, 3.49% (Liquidity Facility BNP Paribas
SA) (c)(f)	6,525,000	6,525,000
Newark Gen. Oblig. Bonds Series ROC II R4539, 3.45%,
tender 8/10/06 (Liquidity Facility Citigroup Global Markets
Hldgs., Inc.) (c)(f)(g)	2,180,000	2,180,000
North Bergen County Gen. Oblig. BAN 4.5% 5/15/07	5,324,000	5,363,142
North Brunswick Township Gen. Oblig. BAN 4% 8/22/06	6,700,000	6,714,309
North Caldwell Gen. Oblig. BAN 4.25% 9/6/06	5,383,927	5,400,297
Passaic County Gen. Oblig. BAN 4% 6/14/06	8,800,000	8,802,227
Ridgefield Gen. Oblig. BAN 4% 10/20/06	8,306,000	8,333,370
Rutgers State Univ. Rev. Participating VRDN Series MS 971,
3.48% (Liquidity Facility Morgan Stanley) (c)(f)	3,309,000	3,309,000
Somerset County Indl. Poll. Cont. Fing. Auth. Rev. (American
Cyanamid Co. Proj.) 4.15%, VRDN (c)	4,800,000	4,800,000
South Orange Village Township Rev. BAN 4.5% 4/25/07	8,283,715	8,341,117
Tobacco Settlement Fing. Corp. Participating VRDN:
Series PA 1285, 3.52% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(f)	5,100,000	5,100,000
Series PA 1350, 3.53% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(f)	2,300,000	2,300,000
Trenton Gen. Oblig. BAN 4% 10/13/06	16,230,000	16,277,906
Union County Impt. Auth. Rev. (Cedar Glen Hsg. Corp. Proj.)
3.45%, LOC Fannie Mae, VRDN (c)(e)	10,000,000	10,000,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 40

Municipal Securities continued
	Principal	Value
	Amount	(Note 1)
New Jersey – continued
Union Township Gen. Oblig. BAN 4.25% 1/11/07	$5,714,000	$5,743,853
Upper Saddle River Gen. Oblig. BAN 4.25% 3/1/07	4,423,783	4,444,752
		1,157,037,104

New Jersey/Pennsylvania – 4.2%
Delaware River Port Auth. Pennsylvania & New Jersey Rev.
Participating VRDN:
Series Merlots 00 B4, 3.26% (Liquidity Facility Wachovia
Bank NA) (c)(f)	5,900,000	5,900,000
Series Merlots 00 K, 3.26% (Liquidity Facility Wachovia
Bank NA) (c)(f)	15,265,000	15,265,000
Series MS 00 396, 3.48% (Liquidity Facility Morgan
Stanley) (c)(f)	11,510,000	11,510,000
Series PA 606, 3.5% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)	9,495,000	9,495,000
Series PA 611, 3.5% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)	9,995,000	9,995,000
Series PA 965R, 3.5% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)	4,210,000	4,210,000
Series SG 53, 3.49% (Liquidity Facility Societe
Generale) (c)(f)	12,940,000	12,940,000
		69,315,000

New York & New Jersey – 16.9%
Port Auth. of New York & New Jersey:
Participating VRDN:
Series EGL 06 107 Class A, 3.54% (Liquidity Facility
Citibank NA) (c)(e)(f)	27,900,000	27,900,000
Series MS 01 701, 3.52% (Liquidity Facility Morgan
Stanley) (c)(e)(f)	4,995,000	4,995,000
Series PA 1038R, 3.52% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(e)(f)	4,995,000	4,995,000
Series PA 1171R, 3.52% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(e)(f)	5,100,000	5,100,000
Series PA 1251, 3.52% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(f)	4,600,000	4,600,000
Series PA 1332, 3.52% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(e)(f)	5,895,000	5,895,000
Series PA 1365, 3.5% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(f)	9,570,000	9,570,000
Series PT 1269, 3.52% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(e)(f)	9,805,000	9,805,000

See accompanying notes which are an integral part of the financial statements.

41 Semiannual Report

Fidelity New Jersey Municipal Money Market Fund
Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value
	Amount	(Note 1)
New York & New Jersey – continued
Port Auth. of New York & New Jersey: – continued
Participating VRDN:
Series PT 2698, 3.52% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(e)(f)	$7,720,000	$7,720,000
Series PT 3177, 3.52% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(e)(f)	6,565,000	6,565,000
Series PT 870, 3.52% (Liquidity Facility DEPFA BANK
PLC) (c)(e)(f)	2,300,000	2,300,000
Series PT 984, 3.49% (Liquidity Facility Landesbank
Hessen-Thuringen) (c)(f)	7,870,000	7,870,000
Series Putters 153, 3.54% (Liquidity Facility JPMorgan
Chase Bank) (c)(e)(f)	2,000,000	2,000,000
Series ROC II R43, 3.54% (Liquidity Facility Citibank
NA) (c)(e)(f)	7,015,000	7,015,000
Series SG 96 52, 3.52% (Liquidity Facility Societe
Generale) (c)(e)(f)	19,465,000	19,465,000
Series 1991 3, 3.55%, VRDN (c)(e)(g)	9,800,000	9,800,000
Series 1991, 3.55%, VRDN (c)(e)(g)	8,800,000	8,800,000
Series 1992, 3.52%, VRDN (c)(g)	6,800,000	6,800,000
Series 1995 4, 3.55%, VRDN (c)(e)(g)	10,500,000	10,500,000
Series 1995, 3.55%, VRDN (c)(e)(g)	9,400,000	9,400,000
Series A, 3.63% 9/7/06 (Liquidity Facility Landesbank
Hessen-Thuringen), CP (e)	5,140,000	5,140,000
Port Auth. of New York & New Jersey Spl. Oblig. Rev.:
Participating VRDN:
Series MS 00 331, 3.52% (Liquidity Facility Morgan
Stanley) (c)(e)(f)	18,830,000	18,830,000
Series MS 98 157, 3.52% (Liquidity Facility Morgan
Stanley) (c)(e)(f)	3,160,000	3,160,000
Series PA 1258, 3.52% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(e)(f)	3,500,000	3,500,000
Series Putters 192, 3.54% (Liquidity Facility JPMorgan
Chase Bank) (c)(e)(f)	21,695,000	21,695,000
Series Putters 278, 3.54% (Liquidity Facility JPMorgan
Chase Bank) (c)(e)(f)	18,435,000	18,435,000
Series 1R, 3.56% (Liquidity Facility Bayerische Landesbank
Girozentrale), VRDN (c)(e)	11,200,000	11,200,000
Series 3, 3.5%, VRDN (c)	8,995,000	8,995,000
Series 6, 3.63%, VRDN (c)(e)	19,200,000	19,200,000
		281,250,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 42

Municipal Securities continued
	Principal	Value
	Amount	(Note 1)
Puerto Rico 2.9%
Puerto Rico Commonwealth Gen. Oblig.:
Participating VRDN:
Series Merlots 00 EE, 3.24% (Liquidity Facility Wachovia
Bank NA) (c)(f)	$1,080,000	$1,080,000
Series PA 1376R, 3.46% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(f)	4,000,000	4,000,000
Series RobIns 3, 3.47% (Liquidity Facility Bank of New
York, New York) (c)(f)	1,000,000	1,000,000
TRAN 4.5% 7/28/06, LOC Bank of Nova Scotia, New York
Agcy., LOC BNP Paribas SA	10,800,000	10,821,094
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev.
Participating VRDN 3.49% (Liquidity Facility Citibank
NA) (c)(f)	1,695,000	1,695,000
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.
Participating VRDN Series MACN 05 N, 3.48% (Liquidity
Facility Bank of America NA) (c)(f)	4,100,000	4,100,000
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Participating VRDN:
Series MS 1276, 3.47% (Liquidity Facility Morgan
Stanley) (c)(f)	3,000,000	3,000,000
Series PT 3398, 3.46% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)	900,000	900,000
Series Putters 147, 3.46% (Liquidity Facility JPMorgan Chase
Bank) (c)(f)	1,560,000	1,560,000
Series SGA 44, 3.19% (Liquidity Facility Societe
Generale) (c)(f)	9,400,000	9,400,000
Puerto Rico Muni. Fin. Agcy. Participating VRDN Series MS 04
1221, 3.47% (Liquidity Facility Morgan Stanley) (c)(f)	5,510,000	5,510,000
Puerto Rico Pub. Bldgs Auth. Rev. Participating VRDN Series
MS 787, 3.47% (Liquidity Facility Morgan Stanley) (c)(f)	6,000,000	6,000,000
		49,066,094

See accompanying notes which are an integral part of the financial statements.

43 Semiannual Report

Fidelity New Jersey Municipal Money Market Fund
Investments (Unaudited) continued

Municipal Securities continued
	Shares		Value
(Note 1)

Other – 0.9%
Fidelity Municipal Cash Central Fund, 3.56% (a)(d)	15,219,100		$15,219,100

TOTAL INVESTMENT PORTFOLIO 95.7%
(Cost $1,589,712,298)		1,589,712,298

NET OTHER ASSETS – 4.3%		70,770,063

NET ASSETS 100%		$1,660,482,361

Security Type Abbreviations	(g) Restricted securities – Investment in
BAN — BOND ANTICIPATION NOTE	securities not registered under the
Securities Act of 1933 (excluding 144A
CP — COMMERCIAL PAPER	issues). At the end of the period, the
TRAN — TAX AND REVENUE	value of restricted securities (excluding
ANTICIPATION NOTE	144A issues) amounted to $82,965,000
or 5.0% of net assets.
VRDN — VARIABLE RATE DEMAND NOTE

Legend	Additional information on each holding is
as follows:
(a) Affiliated fund that is available only to
investment companies and other		Acquisition
accounts managed by Fidelity	Security	Date	Cost
Investments. The rate quoted is the
annualized seven-day yield of the fund	New Jersey Edl.
at period end. A complete unaudited	Facilities Auth.
listing of the fund’s holdings as of its	Rev. Bonds Series
most recent quarter end is available	ROC II R2191,
upon request.	3.45%, tender

(b) Security or a portion of the security	8/10/06
purchased on a delayed delivery or	(Liquidity Facility
when-issued basis.	Citigroup Global
Markets Hldgs.,
(c) The coupon rate shown on floating or	Inc.)	4/13/05	$ 5,705,000
adjustable rate securities represents the
rate at period end.	New Jersey Tpk.
Auth. Tpk. Rev.
(d) Information in this report regarding	Bonds Series ROC
holdings by state and security types	II R4017, 3.54%,
does not reflect the holdings of the	tender 8/17/06
Fidelity Municipal Cash Central Fund.	(Liquidity Facility
(e) Private activity obligations whose	Citigroup Global
interest is subject to the federal	Markets Hldgs.,
alternative minimum tax for individuals.	Inc.)	6/8/05	$11,160,000

(f) Provides evidence of ownership in one
or more underlying municipal bonds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 44

	Acquisition			Acquisition
Security	Date	Cost	Security	Date	Cost
New Jersey Trans.			Port Auth. of New
Trust Fund Auth.			York & New
Bonds Series PT			Jersey Series
2500, 3.62%,			1992, 3.52%,
tender 9/1/06			VRDN	2/14/92	$6,800,000
(Liquidity Facility			Port Auth. of New
Dexia Cr. Local de 1/20/05 -			York & New
France)	3/22/06	$18,620,000	Jersey Series
Newark Gen.			1995 4, 3.55%,
Oblig. Bonds			VRDN	8/9/02	$10,500,000
Series ROC II			Port Auth. of New
R4539, 3.45%,			York & New
tender 8/10/06			Jersey Series
(Liquidity Facility			1995, 3.55%,
Citigroup Global			VRDN	9/15/95	$9,400,000
Markets Hldgs.,
Inc.)	10/22/04	$2,180,000
Port Auth. of New
York & New
Jersey Series
1991 3, 3.55%,
VRDN	12/3/03	$9,800,000
Port Auth. of New
York & New
Jersey Series
1991, 3.55%,
VRDN	6/18/91	$8,800,000

Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:

Fund				Income earned
Fidelity Municipal Cash Central Fund					$725,799

See accompanying notes which are an integral part of the financial statements.

45 Semiannual Report

Fidelity New Jersey Municipal Money Market Fund
Financial Statements
Statement of Assets and Liabilities
	May 31, 2006 (Unaudited)

Assets
Investment in securities, at value See accompanying
schedule:
Unaffiliated issuers (cost $1,574,493,198)	$1,574,493,198
Affiliated Central Funds (cost $15,219,100)	15,219,100
Total Investments (cost $1,589,712,298)	$1,589,712,298
Cash		71,513,431
Receivable for investments sold		10,111,269
Receivable for fund shares sold		25,566,584
Interest receivable		16,601,168
Prepaid expenses		3,644
Other receivables		318,410
Total assets		1,713,826,804

Liabilities
Payable for investments purchased
Regular delivery	$29,770,160
Delayed delivery	3,045,511
Payable for fund shares redeemed	19,554,339
Distributions payable	69,207
Accrued management fee	498,619
Other affiliated payables	370,587
Other payables and accrued expenses	36,020
Total liabilities		53,344,443

Net Assets	$1,660,482,361
Net Assets consist of:
Paid in capital	$1,660,548,416
Undistributed net investment income		33,717
Accumulated undistributed net realized gain (loss) on
investments		(99,772)
Net Assets, for 1,659,361,515 shares outstanding	$1,660,482,361
Net Asset Value, offering price and redemption price per
share ($1,660,482,361 ÷ 1,659,361,515 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 46

Statement of Operations
	Six months ended May 31, 2006 (Unaudited)

Investment Income
Interest		$24,078,852
Income from affiliated Central Funds		725,799
Total income		24,804,651

Expenses
Management fee	$2,959,392
Transfer agent fees	1,026,172
Accounting fees and expenses	78,622
Independent trustees’ compensation	3,146
Custodian fees and expenses	12,547
Registration fees	43,443
Audit	20,795
Legal	3,816
Miscellaneous	6,005
Total expenses before reductions	4,153,938
Expense reductions	(1,022,161)	3,131,777

Net investment income		21,672,874
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		34,407
Net increase in net assets resulting from operations		$21,707,281

See accompanying notes which are an integral part of the financial statements.

47 Semiannual Report

Fidelity New Jersey Municipal Money Market Fund
Financial Statements continued

Statement of Changes in Net Assets
	Six months ended	Year ended
	May 31, 2006	November 30,
	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$21,672,874	$26,807,417
Net realized gain (loss)	34,407	134,179
Net increase in net assets resulting
from operations	21,707,281	26,941,596
Distributions to shareholders from net investment income .	(21,672,575)	(26,812,288)
Share transactions at net asset value of $1.00 per share
Proceeds from sales of shares	2,898,632,435	4,172,438,591
Reinvestment of distributions	21,333,482	26,498,785
Cost of shares redeemed	(2,766,195,040)	(4,116,268,457)
Net increase (decrease) in net assets and shares
resulting from share transactions	153,770,877	82,668,919
Total increase (decrease) in net assets	153,805,583	82,798,227

Net Assets
Beginning of period	1,506,676,778	1,423,878,551
End of period (including undistributed net investment
income of $33,717 and undistributed net investment
income of $33,418, respectively)	$1,660,482,361	$1,506,676,778

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 48

Financial Highlights

		Six months ended
		May 31, 2006		Years ended November 30,
		(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
	Net asset value,
	beginning of
	period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
	Income from
	Investment
	Operations
	Net investment
	income	.014	.018	.007	.006	.010	.025
	Net realized
	and unreal-
	ized gain
	(loss)E	—	—	—	—	—	—
	Total from
	investment
	operations	.014	.018	.007	.006	.010	.025
	Distributions from
	net investment
	income	(.014)	(.018)	(.007)	(.006)	(.010)	(.025)
	Distributions from
	net realized
	gain	—	—	—	—E	—	—
	Total
	distributions	(.014)	(.018)	(.007)	(.006)	(.010)	(.025)
	Net asset value,
	end of period .	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
	Total ReturnB,C	1.37%	1.84%	.68%	.64%	1.05%	2.55%
Ratios to Average Net AssetsD
	Expenses
	before
	reductions	.52%A	.52%	.53%	.52%	.52%	.53%
	Expenses net of
	fee waivers, if
	any	.52%A	.52%	.53%	.52%	.52%	.53%
	Expenses net of
	all reductions	.39%A	.43%	.51%	.50%	.48%	.48%
	Net investment
	income	2.72%A	1.82%	.68%	.61%	1.04%	2.49%
Supplemental Data
	Net assets, end
	of period
	(000 omitted)	$1,660,482	$1,506,677	$1,423,879	$1,243,850	$1,242,248	$1,118,731

A	Annualized
B		Total returns for periods of less than one year are not annualized.
C		Total returns would have been lower had certain expenses not been reduced during the periods shown.
D		Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or
		expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Ex
		penses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrange
		ments. Expenses net of all reductions represent the net expenses paid by the fund.
E		Amount represents less than $.001 per share.
See accompanying notes which are an integral part of the financial statements.

49 Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2006 (Unaudited)

1. Significant Accounting Policies.

Fidelity New Jersey Municipal Income Fund (the income fund) is a fund of Fidelity Court Street Trust. Fidelity New Jersey AMT Tax Free Money Market Fund and Fidelity New Jersey Municipal Money Market Fund (the money market funds) are funds of Fidelity Court Street Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company. Fidelity Court Street Trust and Fidelity Court Street Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. The income fund is a non diversified fund. Each fund is authorized to issue an unlimited number of shares. Each fund may be affected by economic and political developments in the state of New Jersey. Certain funds may invest in affiliated money market central funds (Money Market Central Funds), which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assump tions at the date of the financial statements. The following summarizes the significant accounting policies of the income fund and the money market funds:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, each fund uses independent pricing services approved by the Board of Trustees to value their investments. For the income fund, debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securi ties. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open end mutual funds are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

As permitted by compliance with certain conditions under Rule 2a 7 of the 1940 Act, securities owned by the money market funds are valued at amortized cost which approxi mates value.

Semiannual Report 50

1. Significant Accounting Policies continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the each trust can be directly attributed to a fund. Ex penses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, each fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distribu tions from realized gains, if any, are recorded on the ex dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, certain funds claimed a portion of the payment made to redeeming shareholders as a distribu tion for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to futures transactions, market discount, deferred trustees compensation and losses deferred due to futures transactions.

The funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

51 Semiannual Report

Notes to Financial Statements (Unaudited) continued

1. Significant Accounting Policies continued

Income Tax Information and Distributions to Shareholders continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each fund:

	Cost for Federal			Net Unrealized
	Income Tax	Unrealized	Unrealized	Appreciation/
	Purposes	Appreciation	Depreciation	(Depreciation)
Fidelity New Jersey
Municipal Income Fund	$528,186,043	$11,544,071	$(3,994,581)	$7,549,490
Fidelity New Jersey AMT
Tax Free Money
Market Fund	928,558,610	—	—	—
Fidelity New Jersey
Municipal Money
Market Fund	1,589,712,298

Short Term Trading (Redemption) Fees. Shares held in the income fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Delayed Delivery Transactions and When Issued Securities. Certain funds may purchase or sell securities on a delayed delivery or when issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when issued basis are identified as such in each applicable fund’s Schedule of Investments. Certain funds may receive compensation for interest forgone in the purchase of a delayed delivery or when issued security. With respect to purchase commitments, each applicable fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, eco nomic, or other factors.

Semiannual Report 52

2. Operating Policies continued

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transac tions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable fund’s Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities, for the income fund aggregated $59,382,879 and $72,441,733, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide Fidelity New Jersey Municipal Income Fund and Fidelity New Jersey Municipal Money Market Fund with investment management related services for which the funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each fund’s average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each fund’s annualized management fee rate expressed as a percentage of each fund’s average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity New Jersey Municipal Income
Fund	.25%	.12%	.37%
Fidelity New Jersey Municipal Money
Market Fund	.25%	.12%	.37%

FMR and its affiliates provide Fidelity New Jersey AMT Tax Free Money Market Fund with investment management related services for which the fund pays a monthly man agement fee that is based on an annual rate of .43% of the fund’s average net assets. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense, including commitment fees. The manage ment fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the independent Trustees.

53 Semiannual Report

Notes to Financial Statements (Unaudited) continued

4. Fees and Other Transactions with Affiliates continued

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the funds. Citibank has entered into a sub arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the funds’ transfer and shareholder servicing agent and accounting functions. The funds pay account fees and asset based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity New Jersey Municipal Income Fund	.07%	|
Fidelity New Jersey Municipal Money Market Fund	.13%

Affiliated Central Funds. Certain funds may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM) an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

5. Committed Line of Credit.

The income fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit, which is reflected in Miscellaneous Expense on the Statement of Operations, and is as follows:

Fidelity New Jersey Municipal Income Fund	550

During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

Semiannual Report 54

6. Expense Reductions - continued

The following funds were in reimbursement during the period:

		Reimbursement
	Expense Limitations	from adviser

Fidelity New Jersey AMT Tax Free Money Market Fund	.35%	$361,525

Through arrangements with the income fund’s and Fidelity New Jersey Municipal Money market Fund’s custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce fund expenses. These expense reductions are noted in the table below.

		Transfer
	Custody	Agent	Accounting
	expense	expense	expense
	reduction	reduction	reduction

Fidelity New Jersey Municipal
Income Fund	$4,560	$106,782	$—
Fidelity New Jersey Municipal
Money Market Fund	12,547	962,265	47,349

In addition, through an arrangement with Fidelity New Jersey AMT Tax Free Money Market Fund’s custodian and transfer agent, $410,710 of credits realized as a result of uninvested cash balances were used to reduce the fund’s management fee.

7. Other.

The funds’ organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the perfor mance of their duties to the funds. In the normal course of business, the funds may also enter into contracts that provide general indemnifications. The funds’ maximum expo sure under these arrangements is unknown as this would be dependent on future claims that may be made against the funds. The risk of material loss from such claims is consid ered remote.

55 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity New Jersey Municipal Income Fund / Fidelity New Jersey AMT Tax-Free Money Market Fund / Fidelity New Jersey Municipal Money Market Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Manage ment, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for each fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub advisory agreements for each fund with affiliates of FMR that allow FMR to obtain research, non discretionary advice, or discretionary portfolio management at no additional expense to each fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, considered a broad range of information and determined that it would be beneficial for each fund to access the research and investment advisory support services supplied by FRAC at no additional expense to each fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under each fund’s manage ment contract or sub advisory agreements; (ii) the investment process or strategies employed in the management of each fund’s assets; (iii) the nature or level of services provided under each fund’s management contract or sub advisory agreements; (iv) the day to day management of each fund or the persons primarily responsible for such management; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of each Agreement would not necessitate prior shareholder approval of the Agreement or result in an assignment and termination of each fund’s management contract or sub advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which each fund will not bear any additional management fees or expenses and under which each fund’s portfolio manager would not change, it did not consider each fund’s investment perfor mance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of each fund’s management contract and sub advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to each fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of each fund’s management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing each fund and its

Semiannual Report

shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that each fund’s Agreement is fair and reasonable, and that each fund’s Agreement should be approved.

57 Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll free number to access account balances, positions, quotes and trading. It’s easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

By PC

Fidelity’s web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

* When you call the quotes line, please remember that a fund’s yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guar anteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We’ll give your correspondence immediate attention and send you written confirmation upon completion of your request.

Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277 0002

Buying shares
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277 0003
Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015
Selling shares
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277 0035
Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015
General Correspondence
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054 0500

Buying shares
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277 0003
Selling shares
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277 0035
Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015
General Correspondence
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054 0500

59 Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1 800 544 9797.
Arizona
7001 West Ray Road
Chandler, AZ
15445 N. Scottsdale Road
Scottsdale, AZ
California
815 East Birch Street
Brea, CA
1411 Chapin Avenue
Burlingame, CA
851 East Hamilton Avenue
Campbell, CA
19200 Von Karman Avenue
Irvine, CA
601 Larkspur Landing Circle
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10100 Santa Monica Blvd.
Los Angeles, CA
27101 Puerta Real
Mission Viejo, CA
73 575 El Paseo
Palm Desert, CA
251 University Avenue
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123 South Lake Avenue
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16995 Bernardo Ctr. Drive
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1220 Roseville Parkway
Roseville, CA
1740 Arden Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
11943 El Camino Real
San Diego, CA
8 Montgomery Street
San Francisco, CA
3793 State Street
Santa Barbara, CA
1200 Wilshire Boulevard
Santa Monica, CA
21701 Hawthorne Boulevard
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2001 North Main Street
Walnut Creek, CA
6300 Canoga Avenue
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Colorado
1625 Broadway
Denver, CO
9185 Westview Road
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Connecticut
48 West Putnam Avenue
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265 Church Street
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300 Atlantic Street
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29 South Main Street
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Delaware
400 Delaware Avenue
Wilmington, DE
Florida
4400 N. Federal Highway
Boca Raton, FL
121 Alhambra Plaza
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2948 N. Federal Highway
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1907 West State Road 434
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Naples, FL
3501 PGA Boulevard
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3550 Tamiami Trail, South
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1502 N. Westshore Blvd.
Tampa, FL
2465 State Road 7
Wellington, FL

Georgia
3445 Peachtree Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
Illinois
One North LaSalle Street
Chicago, IL
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Chicago, IL
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1572 East Golf Road
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3232 Lake Avenue
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Indiana
4729 East 82nd Street
Indianapolis, IN
Kansas
5400 College Boulevard
Overland Park, KS
Maine
Three Canal Plaza
Portland, ME
Maryland
7315 Wisconsin Avenue
Bethesda, MD
One W. Pennsylvania Ave.
Towson, MD
Massachusetts
801 Boylston Street
Boston, MA
155 Congress Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
238 Main Street
Cambridge, MA
405 Cochituate Road
Framingham, MA
416 Belmont Street
Worcester, MA

Semiannual Report 60

Michigan
500 E. Eisenhower Pkwy.
Ann Arbor, MI
280 Old N. Woodward Ave.
Birmingham, MI
43420 Grand River Avenue
Novi, MI
29155 Northwestern Hwy.
Southfield, MI
Minnesota
7600 France Avenue South
Edina, MN
Missouri
1524 South Lindbergh Blvd.
St. Louis, MO
Nevada
2225 Village Walk Drive
Henderson, NV
New Jersey
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
396 Route 17, North
Paramus, NJ
3518 Route 1 North
Princeton, NJ
530 Broad Street
Shrewsbury, NJ
New York
1055 Franklin Avenue
Garden City, NY
37 West Jericho Turnpike
Huntington Station, NY
1271 Avenue of the Americas
New York, NY
980 Madison Avenue
New York, NY
61 Broadway
New York, NY
350 Park Avenue
New York, NY
200 Fifth Avenue
New York, NY
733 Third Avenue
New York, NY
11 Penn Plaza
New York, NY

2070 Broadway
New York, NY
1075 Northern Blvd.
Roslyn, NY
799 Central Park Avenue
Scarsdale, NY
North Carolina
4611 Sharon Road
Charlotte, NC
7011 Fayetteville Road
Durham, NC
Ohio
3805 Edwards Road
Cincinnati, OH
1324 Polaris Parkway
Columbus, OH
28699 Chagrin Boulevard
Woodmere Village, OH
Oregon
7493 SW Bridgeport Road
Tigard, OR
Pennsylvania
600 West DeKalb Pike
King of Prussia, PA
1735 Market Street
Philadelphia, PA
12001 Perry Highway
Wexford, PA
Rhode Island
47 Providence Place
Providence, RI
Tennessee
6150 Poplar Avenue
Memphis, TN
Texas
10000 Research Boulevard
Austin, TX
4001 Northwest Parkway
Dallas, TX
12532 Memorial Drive
Houston, TX
2701 Drexel Drive
Houston, TX
6560 Fannin Street
Houston, TX
6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX
14100 San Pedro
San Antonio, TX
1576 East Southlake Blvd.
Southlake, TX
19740 IH 45 North
Spring, TX
Utah
279 West South Temple
Salt Lake City, UT
Virginia
1861 International Drive
McLean, VA
Washington
411 108th Avenue, N.E.
Bellevue, WA
1518 6th Avenue
Seattle, WA
Washington, DC
1900 K Street, N.W.
Washington, DC
Wisconsin
595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

61 Semiannual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Adviser
Fidelity Investments
Money Management, Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors
(U.K.) Limited
Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agents
Citibank, N.A.
New York, NY
and
Fidelity Service Company, Inc.
Boston, MA
Custodian
Citibank, N.A.
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The Fidelity Telephone Connection
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NJN-USAN-0706 1.786819.103

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Court Street Trust II's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Court Street Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Court Street Trust II

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	July 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	July 18, 2006
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	July 18, 2006